UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-649

Fidelity Puritan Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02110

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02110

 (Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2016

Item 1.

Reports to Stockholders

Fidelity® Low-Priced Stock Fund Semi-Annual Report January 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
UnitedHealth Group, Inc.	5.5	5.1
Next PLC	3.9	4.3
Ross Stores, Inc.	2.7	2.2
Best Buy Co., Inc.	2.3	2.3
Metro, Inc. Class A (sub. vtg.)	2.2	1.8
Seagate Technology LLC	2.1	3.2
Barratt Developments PLC	1.7	1.7
AutoZone, Inc.	1.7	1.3
Microsoft Corp.	1.5	2.2
DCC PLC (United Kingdom)	1.5	1.4
	25.1

Top Five Market Sectors as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	26.9	26.4
Information Technology	17.3	18.9
Health Care	11.9	11.7
Financials	11.7	12.4
Industrials	7.8	7.8

Asset Allocation (% of fund's net assets)

As of January 31, 2016*
Stocks	88.8%
Short-Term Investments and Net Other Assets (Liabilities)	11.2%

 * Foreign investments - 40.3%

As of July 31, 2015*
Stocks	90.7%
Short-Term Investments and Net Other Assets (Liabilities)	9.3%

 * Foreign investments - 43.2%

Investments January 31, 2016

Showing Percentage of Net Assets

Common Stocks - 88.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 26.9%
Auto Components - 1.6%
ASTI Corp. (a)	1,061,000	$1,528
ATLASBX Co. Ltd.	270,000	8,808
Gentex Corp.	3,774,998	51,680
Hi-Lex Corp.	1,215,700	33,573
INFAC Corp.	325,139	1,442
INZI Controls Co. Ltd. (a)	1,516,000	6,230
Johnson Controls, Inc.	6,500,700	233,180
Motonic Corp. (a)	3,250,000	26,969
Murakami Corp. (a)	824,000	12,459
Nippon Seiki Co. Ltd.	2,881,500	63,279
Piolax, Inc. (a)	905,000	47,060
S&T Holdings Co. Ltd. (a)	859,329	21,651
Samsung Climate Control Co. Ltd. (a)	499,950	4,173
Sewon Precision Industries Co. Ltd. (a)	500,000	8,304
Shoei Co. Ltd.	350,000	6,329
SJM Co. Ltd. (a)	1,282,000	6,318
SJM Holdings Co. Ltd. (a)	1,332,974	5,624
Strattec Security Corp.	159,800	7,666
Sungwoo Hitech Co. Ltd.	1,888,517	12,971
TBK Co. Ltd.	1,011,100	3,748
Yachiyo Industry Co. Ltd.	928,200	7,527
Yutaka Giken Co. Ltd. (a)	1,341,300	26,519
		597,038
Distributors - 0.2%
Chori Co. Ltd.	470,000	6,037
Doshisha Co. Ltd.	66,700	1,326
Educational Development Corp.	185,120	1,949
Nakayamafuku Co. Ltd. (a)	1,099,400	7,296
SPK Corp.	232,100	4,019
Uni-Select, Inc. (a)	1,200,000	51,909
		72,536
Diversified Consumer Services - 0.3%
American Public Education, Inc. (b)	47,079	743
Clip Corp. (a)	297,300	2,601
Cross-Harbour Holdings Ltd.	585,400	716
DeVry, Inc. (c)	717,900	14,286
Houghton Mifflin Harcourt Co. (b)	1,400,000	24,976
Meiko Network Japan Co. Ltd.	905,000	8,462
Novarese, Inc. (c)	233,700	1,730
Shingakukai Co. Ltd.	157,600	821
Sotheby's Class A (Ltd. vtg.)	5,000	117
Step Co. Ltd. (a)	1,176,400	10,642
Weight Watchers International, Inc. (a)(b)(c)	4,411,700	55,984
YBM Sisa.com, Inc.	634,419	2,073
		123,151
Hotels, Restaurants & Leisure - 0.4%
Ark Restaurants Corp. (a)	191,100	4,120
Bloomin' Brands, Inc.	10,000	177
BRONCO BILLY Co. Ltd. (c)	49,200	1,122
Create Restaurants Holdings, Inc.	445,500	11,265
El Pollo Loco Holdings, Inc. (b)(c)	675,000	8,181
Flanigan's Enterprises, Inc.	45,700	948
Hiday Hidaka Corp. (a)	1,632,571	54,051
Ibersol SGPS SA	520,400	4,558
Interval Leisure Group, Inc. (c)	1,000,000	11,780
Intralot SA (b)	1,432,400	1,855
Koshidaka Holdings Co. Ltd.	644,280	11,742
Kura Corp. Ltd.	190,500	8,030
Ohsho Food Service Corp.	540,600	18,732
Ruby Tuesday, Inc. (b)	1,200,000	6,540
Sportscene Group, Inc. Class A (a)(b)	362,200	1,306
St. Marc Holdings Co. Ltd.	369,500	9,931
The Monogatari Corp.	246,500	10,523
Toridoll.corporation	100,000	1,827
		166,688
Household Durables - 3.7%
Abbey PLC (a)	1,939,400	34,345
Barratt Developments PLC (a)	75,200,000	645,045
Bellway PLC	4,088,800	162,357
D.R. Horton, Inc.	4,000,000	110,040
Dorel Industries, Inc. Class B (sub. vtg.)	2,941,300	57,843
Emak SpA	4,792,300	3,607
First Juken Co. Ltd. (a)	1,529,400	17,002
Helen of Troy Ltd. (a)(b)	2,500,000	223,425
Henry Boot PLC	3,663,000	11,640
HTL International Holdings Ltd. (a)(b)	22,700,000	10,546
Libbey, Inc.	750,000	12,000
NACCO Industries, Inc. Class A	280,600	13,354
P&F Industries, Inc. Class A (a)(b)	343,000	2,885
Sanei Architecture Planning Co. Ltd. (a)	1,322,100	13,111
Stanley Furniture Co., Inc. (b)	433,600	1,041
Steinhoff International Holdings NV	2,956,600	14,403
Token Corp. (a)	750,000	56,403
		1,389,047
Internet & Catalog Retail - 0.2%
Belluna Co. Ltd. (a)	9,374,600	48,024
Liberty Interactive Corp. QVC Group Series A (b)	950,000	24,757
PetMed Express, Inc. (c)	47,800	861
		73,642
Leisure Products - 0.3%
Accell Group NV (a)	2,188,000	44,430
Arctic Cat, Inc. (a)(c)	1,125,000	13,849
Fenix Outdoor AB Class B	32,298	0
JAKKS Pacific, Inc. (b)(c)	688,900	5,132
Kabe Husvagnar AB (B Shares)	302,698	4,131
Mars Engineering Corp.	510,500	8,757
Mattel, Inc. (c)	750,000	20,693
Miroku Corp. (a)	767,000	1,858
Smith & Wesson Holding Corp. (b)	90,800	1,958
		100,808
Media - 0.9%
Cinderella Media Group Ltd. (a)	17,364,000	5,433
Corus Entertainment, Inc. Class B (non-vtg.) (c)	639,800	4,444
Crown Media Holdings, Inc. Class A (b)	1,665,779	7,479
Discovery Communications, Inc. Class A (b)(c)	491,400	13,558
DreamWorks Animation SKG, Inc. Class A (b)(c)	1,900,000	48,716
Gannett Co., Inc.	1,400,000	20,776
GfK AG	158,400	4,811
Harte-Hanks, Inc.	809,300	2,768
Hyundai HCN	2,723,979	7,071
Intage Holdings, Inc. (a)	1,800,000	21,539
Ipsos SA	9,659	198
ITE Group PLC	93,900	188
Live Nation Entertainment, Inc. (b)	1,100,000	24,970
Pico Far East Holdings Ltd.	20,242,000	4,973
Proto Corp.	393,100	5,604
RKB Mainichi Broadcasting Corp.	232,000	1,931
Saga Communications, Inc. Class A	400,000	16,764
Sky Network Television Ltd.	6,386,309	18,899
Starz Series A (b)	1,933,000	54,955
STW Group Ltd.	4,478,904	2,419
Tegna, Inc.	751,200	18,036
Television Broadcasts Ltd.	3,762,900	13,178
TOW Co. Ltd. (a)	2,000,000	10,399
TVA Group, Inc. Class B (non-vtg.) (b)	3,376,003	10,844
Twenty-First Century Fox, Inc.:
Class A	450,000	12,137
Class B	49,300	1,336
WOWOW INC.	93,000	2,230
		335,656
Multiline Retail - 4.0%
Lifestyle International Holdings Ltd.	37,176,000	46,022
Next PLC (a)	14,902,600	1,477,094
Watts Co. Ltd. (a)	1,262,700	8,601
		1,531,717
Specialty Retail - 13.2%
Aarons, Inc. Class A	454,600	10,401
ABC-MART, Inc.	98,300	5,351
Abercrombie & Fitch Co. Class A (a)(c)	6,867,900	180,214
Adastria Co. Ltd.	190,000	11,424
AT-Group Co. Ltd.	1,170,000	23,761
AutoZone, Inc. (b)	814,565	625,089
Bed Bath & Beyond, Inc. (b)	5,972,900	257,850
Best Buy Co., Inc. (a)	30,701,700	857,498
BMTC Group, Inc. (a)	5,066,600	48,463
Bonia Corp. Bhd	2,503,000	421
Bonjour Holdings Ltd.	4,241,000	198
Buffalo Co. Ltd.	101,700	670
Cash Converters International Ltd.	22,502,803	8,387
Chico's FAS, Inc.	1,900,000	19,741
CST Brands, Inc.	2,600,000	100,724
Delek Automotive Systems Ltd.	707,400	6,289
Destination Maternity Corp.	280,000	1,873
DSW, Inc. Class A (c)	4,200,000	100,842
Folli Follie SA (a)	4,019,200	63,132
Formosa Optical Technology Co. Ltd.	659,000	1,583
Fourlis Holdings SA (b)	477,400	1,362
GameStop Corp. Class A (a)(c)	8,390,000	219,902
GNC Holdings, Inc.	4,902,806	137,328
Goldlion Holdings Ltd.	18,126,000	6,725
Guess?, Inc. (a)	7,600,000	140,904
Halfords Group PLC	1,221,900	6,642
Hibbett Sports, Inc. (b)	554,207	17,823
Hour Glass Ltd.	8,163,900	4,287
IA Group Corp. (a)	790,000	5,044
John David Group PLC	2,598,900	42,472
Jumbo SA (a)	10,951,768	116,323
K's Denki Corp.	2,240,000	76,296
Ku Holdings Co. Ltd.	929,100	6,204
Kyoto Kimono Yuzen Co. Ltd. (a)	1,040,800	7,463
Le Chateau, Inc. Class A (sub. vtg.) (b)	1,780,000	273
Leon's Furniture Ltd.	284,200	2,818
Lewis Group Ltd.	1,176,500	3,240
Mr. Bricolage SA (a)	940,075	12,847
Nafco Co. Ltd. (a)	2,117,100	32,791
Office Depot, Inc. (b)	1,526,200	7,860
Outerwall, Inc.	20,000	676
Pal Co. Ltd.	1,155,200	23,936
Ross Stores, Inc.	17,812,800	1,002,148
Sally Beauty Holdings, Inc. (b)	3,641,200	100,351
Second Chance Properties Ltd.	1,971,200	336
Second Chance Properties Ltd. warrants 7/24/17 (b)	8,528,200	12
Select Comfort Corp. (b)	1,552,400	32,694
Silvano Fashion Group A/S	7,339	10
Sonic Automotive, Inc. Class A (sub. vtg.)	948,100	16,231
Staples, Inc.	21,705,500	193,613
Super Retail Group Ltd. (c)	1,350,000	9,868
The Buckle, Inc. (a)(c)	3,949,685	112,250
The Stanley Gibbons Group PLC (c)	1,021,000	1,055
Urban Outfitters, Inc. (b)	2,950,000	67,496
USS Co. Ltd.	8,515,200	130,808
Vitamin Shoppe, Inc. (b)	250,600	7,626
Williams-Sonoma, Inc.	181,800	9,392
Workman Co. Ltd. (a)	1,238,300	71,918
Zumiez, Inc. (a)(b)	1,839,400	33,312
		4,986,247
Textiles, Apparel & Luxury Goods - 2.1%
Bijou Brigitte Modische Accessoires AG	40,800	2,473
Coach, Inc.	2,610,000	96,701
Daphne International Holdings Ltd. (b)	908,000	123
Deckers Outdoor Corp. (b)	37,600	1,860
Embry Holdings Ltd.	1,474,000	722
Fossil Group, Inc. (a)(b)(c)	4,150,000	135,290
Geox SpA (b)	1,000,000	3,877
Gildan Activewear, Inc.	9,015,200	227,552
Hampshire Group Ltd. (a)(b)	832,600	167
Handsome Co. Ltd. (a)	2,125,000	71,816
JLM Couture, Inc. (a)(b)	175,000	569
Michael Kors Holdings Ltd. (b)	50,000	1,995
Movado Group, Inc.	73,790	1,896
Portico International Holdings (b)	11,139,000	3,495
Steven Madden Ltd. (b)	1,031,600	33,310
Sun Hing Vision Group Holdings Ltd. (a)	21,665,000	7,255
Texwinca Holdings Ltd.	54,296,000	52,539
Van de Velde	50,000	3,053
Vera Bradley, Inc. (b)	1,072,100	15,846
Victory City International Holdings Ltd.	60,088,150	5,584
Youngone Corp.	500,000	21,231
Youngone Holdings Co. Ltd. (a)	889,600	51,045
Yue Yuen Industrial (Holdings) Ltd.	11,902,000	41,106
		779,505

TOTAL CONSUMER DISCRETIONARY		10,156,035

CONSUMER STAPLES - 7.7%
Beverages - 1.2%
Baron de Ley SA (b)	144,800	15,042
C&C Group PLC	3,273,866	12,738
Kweichow Moutai Co. Ltd.	275,110	8,441
Monster Beverage Corp.	2,443,500	329,946
Muhak Co. Ltd. (a)(b)	2,799,256	70,936
Olvi PLC (A Shares)	25,969	630
Spritzer Bhd	2,350,100	1,338
Synergy Co. (b)	92,760	558
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	494,860	1,551
		441,180
Food & Staples Retailing - 4.9%
Andersons, Inc.	20,000	586
Aoki Super Co. Ltd.	185,000	1,947
Belc Co. Ltd. (a)	1,850,100	69,277
Cosmos Pharmaceutical Corp. (a)(c)	1,428,200	215,701
Create SD Holdings Co. Ltd. (a)	6,046,500	130,673
Daikokutenbussan Co. Ltd.	633,400	22,589
Dong Suh Companies, Inc.	2,500,000	65,245
Fyffes PLC (Ireland) (a)	26,689,800	41,885
Genky Stores, Inc. (a)(c)	417,300	9,861
Greggs PLC	1,000,000	14,904
Halows Co. Ltd. (a)	1,410,500	34,918
Jeronimo Martins SGPS SA	1,809,000	25,229
Kusuri No Aoki Co. Ltd.	900,000	38,871
Majestic Wine PLC (a)(c)	3,600,000	18,402
MARR SpA	371,400	7,120
Metro, Inc. Class A (sub. vtg.) (a)	27,968,999	826,752
Qol Co. Ltd. (a)	1,824,100	26,727
Retail Partners Co. Ltd.	420,800	3,895
Safeway, Inc.:
rights	16,069,900	0
rights	16,069,900	2,893
Sligro Food Group NV	1,081,000	39,623
Sundrug Co. Ltd.	1,793,000	118,785
Tesco PLC (b)	11,843,800	29,469
Total Produce PLC	9,746,100	14,537
United Natural Foods, Inc. (b)	50,000	1,751
Valor Holdings Co. Ltd.	211,500	4,579
Walgreens Boots Alliance, Inc.	143,200	11,416
Welcia Holdings Co. Ltd. (c)	128,100	6,916
Whole Foods Market, Inc.	425,000	12,457
Yaoko Co. Ltd.	1,147,600	48,067
		1,845,075
Food Products - 1.5%
Archer Daniels Midland Co.	50,000	1,768
Aryzta AG	1,614,470	73,867
Blue Buffalo Pet Products, Inc. (b)	50,000	851
Cranswick PLC	900,000	26,950
Dean Foods Co. (c)	950,000	18,981
Devro PLC	2,690,800	11,490
Dutch Lady Milk Industries Bhd	100,000	1,151
Food Empire Holdings Ltd. (a)(b)	47,513,200	6,860
Fresh Del Monte Produce, Inc. (a)	5,454,100	222,582
Hilton Food Group PLC	649,900	4,854
Inventure Foods, Inc. (b)(c)	638,300	3,587
Lifeway Foods, Inc. (b)	150,000	1,923
Nam Yang Dairy Products	11,000	6,923
Pacific Andes International Holdings Ltd. (b)	112,566,500	1,878
Pacific Andes Resources Development Ltd. (b)	210,795,093	3,255
Patties Food Ltd.	3,389,059	2,737
President Rice Products PCL	1,162,600	1,712
Rocky Mountain Chocolate Factory, Inc. (a)	425,000	4,446
Samyang Corp.	83,812	7,946
Seaboard Corp. (b)	43,228	124,367
Select Harvests Ltd. (a)	4,844,975	18,464
Sunjin Co. Ltd. (a)	813,630	18,995
Synear Food Holdings Ltd. (b)	38,027,000	0
United Food Holdings Ltd.	2,027,250	147
		565,734
Household Products - 0.0%
Energizer Holdings, Inc.	550,000	17,622
Personal Products - 0.1%
Grape King Bio Ltd.	1,748,000	9,546
Inter Parfums, Inc.	150,000	4,028
Nutraceutical International Corp. (a)(b)	1,034,904	24,527
Sarantis SA (a)	2,187,300	17,282
		55,383
Tobacco - 0.0%
Karelia Tobacco Co., Inc. (b)	1,755	478

TOTAL CONSUMER STAPLES		2,925,472

ENERGY - 2.6%
Energy Equipment & Services - 0.8%
AKITA Drilling Ltd. Class A (non-vtg.)	1,608,300	7,462
Atwood Oceanics, Inc. (a)(c)	6,356,600	38,966
Boustead Singapore Ltd.	3,761,625	2,097
Bristow Group, Inc.	160,900	3,743
Carbo Ceramics, Inc. (a)(c)	2,144,300	35,488
Cathedral Energy Services Ltd.	1,449,300	367
Divestco, Inc. (b)	3,167,000	79
Farstad Shipping ASA (a)	2,895,800	5,133
FMC Technologies, Inc. (b)	4,886	123
Fugro NV (Certificaten Van Aandelen) (b)	1,730,400	25,495
Geospace Technologies Corp. (a)(b)	1,254,800	13,564
Gulfmark Offshore, Inc. Class A (b)	664,730	2,519
Nabors Industries Ltd.	649,723	4,782
National Oilwell Varco, Inc.	5,000	163
Oil States International, Inc. (a)(b)	2,596,100	73,288
PHX Energy Services Corp.	141,000	151
Precision Drilling Corp.	1,503,500	5,119
ProSafe ASA (c)	8,817,600	14,367
Shinko Plantech Co. Ltd.	1,194,100	9,383
Solstad Offshore ASA	1,044,000	2,079
Total Energy Services, Inc. (a)	2,245,400	23,001
Unit Corp. (a)(b)	4,720,800	49,238
		316,607
Oil, Gas & Consumable Fuels - 1.8%
Adams Resources & Energy, Inc.	143,951	4,847
Beach Energy Ltd. (c)	14,386,674	3,914
Boardwalk Pipeline Partners, LP	615,000	6,710
Bonavista Energy Corp. (c)	379,000	519
Contango Oil & Gas Co. (a)(b)	1,215,905	7,794
Denbury Resources, Inc. (c)	8,279,800	12,916
Eni SpA	10,500,000	152,377
Fuji Kosan Co. Ltd. (a)	696,100	2,492
Fuji Oil Co. Ltd.	2,053,800	5,033
Great Eastern Shipping Co. Ltd.	4,800,000	23,901
Hankook Shell Oil Co. Ltd.	58,000	23,264
HollyFrontier Corp.	288,600	10,092
Marathon Oil Corp.	2,602,262	25,320
Michang Oil Industrial Co. Ltd. (a)	173,900	11,281
Murphy Oil Corp. (c)	5,800,000	113,738
Newfield Exploration Co. (b)	1,717,941	49,941
Swift Energy Co. (b)	1,582,300	134
Tesoro Corp.	1,384,978	120,839
Tsakos Energy Navigation Ltd.	300,000	1,746
Uehara Sei Shoji Co. Ltd.	883,000	3,821
Ultra Petroleum Corp. (b)(c)	1,729,100	3,908
W&T Offshore, Inc. (b)(c)	1,338,700	2,610
Whiting Petroleum Corp. (b)	322,700	2,372
World Fuel Services Corp.	2,241,458	87,305
WPX Energy, Inc. (b)	877,671	4,757
		681,631

TOTAL ENERGY		998,238

FINANCIALS - 11.7%
Banks - 1.4%
ACNB Corp.	119,600	2,575
Allegiance Bancshares, Inc. (b)(c)	631,000	11,705
Bank of Ireland (b)	375,071,900	122,101
BBCN Bancorp, Inc.	2,318,800	35,246
Camden National Corp.	43,768	1,837
Cathay General Bancorp	2,500,000	70,000
CIT Group, Inc.	68,400	2,008
Codorus Valley Bancorp, Inc. (a)	633,946	12,952
ConnectOne Bancorp, Inc.	750,000	12,473
Dimeco, Inc.	26,438	978
Eagle Bancorp, Inc. (b)	500,000	23,620
East West Bancorp, Inc.	825,000	26,747
EFG Eurobank Ergasias SA (b)	139,895	116
Farmers & Merchants Bancorp, Inc.	41,900	1,115
First Bancorp, Puerto Rico (b)	7,428,572	19,314
First NBC Bank Holding Co. (b)	429,500	13,482
First Niagara Financial Group, Inc.	947,700	9,278
First West Virginia Bancorp, Inc.	75,600	1,315
German American Bancorp, Inc.	9,872	314
Investors Bancorp, Inc.	2,127,600	24,872
LCNB Corp. (a)	694,913	11,362
Norwood Financial Corp. (a)	189,410	5,258
OFG Bancorp (a)(c)	2,412,842	13,560
Pacific Premier Bancorp, Inc. (b)	827,800	16,995
Popular, Inc.	1,629,000	40,953
SpareBank 1 SR-Bank ASA (primary capital certificate)	1,347,250	5,576
Sparebanken More (primary capital certificate)	227,634	4,964
Sparebanken Nord-Norge	2,132,700	8,619
Stock Yards Bancorp, Inc.	71,100	2,779
Trico Bancshares	362,884	9,257
Wilshire Bancorp, Inc.	1,242,400	13,157
		524,528
Capital Markets - 0.2%
AllianceBernstein Holding LP	665,000	12,263
American Capital Ltd. (b)	360,300	5,051
Federated Investors, Inc. Class B (non-vtg.)	341,000	8,624
Franklin Resources, Inc.	672,200	23,298
GAMCO Investors, Inc. Class A	21,700	631
Lazard Ltd. Class A	25,000	900
NorthStar Asset Management Group, Inc.	184,200	2,126
OFS Capital Corp.	2,702	30
State Street Corp.	255,400	14,233
Waddell & Reed Financial, Inc. Class A	525,000	14,406
		81,562
Consumer Finance - 0.6%
Aeon Credit Service (Asia) Co. Ltd.	13,922,000	9,283
EZCORP, Inc. (non-vtg.) Class A (b)	901,300	2,740
Green Dot Corp. Class A (b)	2,400,000	42,648
H&T Group PLC	588,400	1,623
Navient Corp.	91,100	871
Nicholas Financial, Inc. (b)	236,700	2,450
Santander Consumer U.S.A. Holdings, Inc. (b)	4,100,000	42,845
SLM Corp. (b)	1,777,400	11,375
Synchrony Financial (b)	3,378,500	96,017
		209,852
Diversified Financial Services - 0.3%
Credit Analysis & Research Ltd. (b)	35,698	643
Leucadia National Corp.	539,000	8,926
Newship Ltd. (b)	2,500	891
NICE Holdings Co. Ltd.	200,000	3,447
Ricoh Leasing Co. Ltd.	836,200	26,097
Voya Financial, Inc.	1,965,500	60,105
		100,109
Insurance - 7.9%
Admiral Group PLC	500,000	12,704
AEGON NV	52,037,800	294,272
AFLAC, Inc.	324,800	18,825
Amlin PLC	1,963,900	18,744
April (a)	2,511,300	33,581
Assurant, Inc. (a)	4,678,900	380,441
Axis Capital Holdings Ltd. (a)	6,742,500	363,488
CNO Financial Group, Inc.	1,090,800	18,980
Endurance Specialty Holdings Ltd.	2,353,000	145,721
FBD Holdings PLC	158,400	1,108
Genworth Financial, Inc. Class A (b)	15,099,800	41,977
Hartford Financial Services Group, Inc.	6,050,000	243,089
Hiscox Ltd.	1,155,528	16,412
James River Group Holdings Ltd.	491,600	16,675
Lincoln National Corp.	7,075,800	279,211
MBIA, Inc. (b)	374,300	2,493
MetLife, Inc.	814,500	36,367
National Interstate Corp.	835,300	20,490
National Western Life Group, Inc.	134,670	31,072
NN Group NV	1,216,285	41,206
Primerica, Inc.	474,700	21,366
Progressive Corp.	546,900	17,091
RenaissanceRe Holdings Ltd. (a)	2,805,700	316,062
Torchmark Corp.	769,850	41,834
Universal Insurance Holdings, Inc.	18,200	341
Unum Group (a)	17,856,200	511,402
Validus Holdings Ltd.	1,705,000	75,429
		3,000,381
Real Estate Investment Trusts - 0.5%
Annaly Capital Management, Inc.	15,768,400	149,800
NorthStar Realty Finance Corp.	486,700	5,777
Nsi NV	72,825	297
VEREIT, Inc.	4,233,500	32,640
WP Glimcher, Inc.	91,100	827
		189,341
Real Estate Management & Development - 0.4%
Anabuki Kosan, Inc.	469,500	966
Century21 Real Estate Japan Ltd. (c)	106,200	1,044
Devine Ltd. (b)	1,923,138	922
Leopalace21 Corp. (b)	4,640,700	25,703
Relo Holdings Corp. (a)	1,082,700	129,637
Tejon Ranch Co. (b)	358,700	7,016
		165,288
Thrifts & Mortgage Finance - 0.4%
ASAX Co. Ltd.	87,400	1,023
BofI Holding, Inc. (b)(c)	530,000	9,095
Farmer Mac Class C (non-vtg.)	620,400	20,231
Genworth MI Canada, Inc.	4,369,500	75,575
Genworth Mortgage Insurance Ltd. (c)	7,889,451	14,637
Lake Sunapee Bank Group	191,500	2,631
Meridian Bancorp, Inc.	1,028,900	14,456
		137,648

TOTAL FINANCIALS		4,408,709

HEALTH CARE - 11.9%
Biotechnology - 1.2%
Amgen, Inc.	2,715,000	414,662
Baxalta, Inc.	1,000,000	40,010
		454,672
Health Care Equipment & Supplies - 1.2%
Apex Biotechnology Corp.	1,400,000	1,772
Arts Optical International Holdings Ltd. (a)	30,742,640	11,461
Atrion Corp.	9,170	3,444
Boston Scientific Corp. (b)	1,090,800	19,122
Exactech, Inc. (b)	197,600	3,954
Hoshiiryou Sanki Co. Ltd. (a)	325,700	8,518
Huvitz Co. Ltd.	100,000	1,306
Microlife Corp.	3,130,500	8,035
Mindray Medical International Ltd. sponsored ADR	1,043,900	28,185
Nakanishi, Inc.	615,900	24,063
Pacific Hospital Supply Co. Ltd.	400,000	998
Prim SA (a)	1,569,500	14,641
ResMed, Inc.	214,700	12,173
Span-America Medical System, Inc. (a)	270,000	5,211
St. Jude Medical, Inc.	2,226,600	117,698
St.Shine Optical Co. Ltd.	2,224,000	42,984
Supermax Corp. Bhd	24,500,000	17,573
Techno Medica Co. Ltd.	42,100	905
Top Glove Corp. Bhd	1,800,000	2,355
Utah Medical Products, Inc. (a)	384,600	21,680
Zimmer Biomet Holdings, Inc.	1,129,244	112,089
		458,167
Health Care Providers & Services - 8.4%
A/S One Corp.	129,100	4,507
Aceto Corp.	300,000	6,855
Aetna, Inc.	4,640,700	472,609
Almost Family, Inc. (a)(b)	817,100	31,246
Amedisys, Inc. (b)	42,000	1,502
Anthem, Inc.	2,036,300	265,717
Diversicare Healthcare Services, Inc.	17,925	141
DVx, Inc. (a)	762,400	6,921
Farmacol SA (b)	47,000	632
Grupo Casa Saba SA de CV (b)	11,731,100	0
Hanger, Inc. (a)(b)	2,739,900	36,961
Hi-Clearance, Inc.	1,489,000	4,352
LHC Group, Inc. (a)(b)	1,100,000	41,712
Lifco AB	650,000	14,458
Medica Sur SA de CV	371,400	816
MEDNAX, Inc. (b)	181,000	12,572
National Healthcare Corp.	6,047	382
Pelion SA (a)	571,700	7,553
The Ensign Group, Inc.	1,191,000	26,738
Triple-S Management Corp. (a)(b)	2,066,100	46,053
Tsukui Corp. (a)	2,284,800	24,877
U.S. Physical Therapy, Inc.	138,300	7,074
United Drug PLC (United Kingdom)	9,500,000	71,013
UnitedHealth Group, Inc.	17,970,100	2,069,443
Wellcare Health Plans, Inc. (b)	50,000	3,799
WIN-Partners Co. Ltd. (a)	1,380,200	17,720
		3,175,653
Health Care Technology - 0.0%
Arrhythmia Research Technology, Inc. (b)	82,600	358
ND Software Co. Ltd. (a)	1,315,600	11,364
		11,722
Pharmaceuticals - 1.1%
Biofermin Pharmaceutical Co. Ltd.	25,000	815
Bliss Gvs Pharma Ltd. (b)	4,000,000	10,489
Daewon Pharmaceutical Co. Ltd. (a)	1,679,963	26,281
Daewoong Co. Ltd.	70,000	3,740
DongKook Pharmaceutical Co. Ltd. (a)	623,700	33,733
FDC Ltd.	3,534,000	10,244
Fuji Pharma Co. Ltd.	280,300	5,272
Genomma Lab Internacional SA de CV (b)(c)	1,375,024	925
Indivior PLC	16,968,300	36,734
Jeil Pharmaceutical Co.	30,597	978
Kwang Dong Pharmaceutical Co. Ltd. (a)	3,100,000	32,020
Kyung Dong Pharmaceutical Co. Ltd.	48,531	753
Mylan N.V.	409,100	21,555
Pharmstandard OJSC (b)	18,497	263
Phibro Animal Health Corp. Class A	294,900	9,894
Recordati SpA	6,000,000	148,711
Torrent Pharmaceuticals Ltd.	150,000	3,103
Tsumura & Co.	1,100,000	29,964
Whanin Pharmaceutical Co. Ltd. (a)	1,750,000	29,624
		405,098

TOTAL HEALTH CARE		4,505,312

INDUSTRIALS - 7.8%
Aerospace & Defense - 0.2%
Aerojet Rocketdyne Holdings, Inc. (b)	1,557,475	25,620
BWX Technologies, Inc.	488,300	14,620
Engility Holdings, Inc.	825,000	11,146
KLX, Inc. (b)	747,127	21,839
		73,225
Air Freight & Logistics - 0.3%
Air T, Inc. (a)(b)	210,000	4,337
Atlas Air Worldwide Holdings, Inc. (a)(b)	1,700,000	62,441
Hub Group, Inc. Class A (b)	526,197	16,033
Yusen Logistics Co. Ltd. (a)	3,260,000	38,652
		121,463
Building Products - 0.0%
Kondotec, Inc. (a)	1,626,000	10,177
Commercial Services & Supplies - 0.8%
1010 Printing Group Ltd.	20,995,640	2,606
AJIS Co. Ltd. (a)	487,500	14,629
Asia File Corp. Bhd	4,480,000	5,685
CECO Environmental Corp.	927,200	7,232
Civeo Corp. (a)(b)(c)	10,591,039	11,438
Essendant, Inc. (a)	2,101,244	62,743
Fursys, Inc. (a)	950,000	27,855
Matthews International Corp. Class A	180,000	8,984
Mears Group PLC	1,551,715	9,453
Mitie Group PLC (a)	19,879,305	80,312
Moleskine SpA	324,800	571
Multi-Color Corp.	49,300	3,107
Nac Co. Ltd. (a)	1,131,400	8,499
NICE Total Cash Management Co., Ltd. (a)	1,450,000	7,349
Prestige International, Inc.	751,100	7,334
RPS Group PLC	556,900	1,456
VICOM Ltd.	3,077,500	12,746
West Corp.	1,259,800	22,815
		294,814
Construction & Engineering - 1.0%
AECOM (a)(b)	7,944,295	217,991
Arcadis NV	1,160,300	15,560
Astaldi SpA	2,589,900	13,074
Ausdrill Ltd.	2,288,679	382
Boustead Projects Pte Ltd. (b)	1,128,487	535
C-Cube Corp.	352,400	1,135
Daiichi Kensetsu Corp. (a)	1,887,800	17,163
Engineers India Ltd.	1,500,000	4,282
Geumhwa PSC Co. Ltd. (a)	325,000	8,638
Jacobs Engineering Group, Inc. (b)	211,800	8,309
Kyeryong Construction Industrial Co. Ltd. (a)(b)	700,000	5,293
Meisei Industrial Co. Ltd.	1,206,100	4,501
Mirait Holdings Corp.	1,683,700	13,116
MYR Group, Inc. (b)	19,700	394
Nippon Rietec Co. Ltd.	1,277,000	9,220
Sanyo Engineering & Construction, Inc.	265,900	1,160
Severfield PLC	3,016,733	2,540
Shinnihon Corp.	1,719,500	8,320
ShoLodge, Inc. (a)(b)	453,027	0
Sterling Construction Co., Inc. (a)(b)	1,730,400	9,310
Tutor Perini Corp. (b)	500,000	6,605
United Integration Services Co. Ltd.	5,143,500	6,628
Vianini Lavori SpA	649,900	4,787
		358,943
Electrical Equipment - 0.8%
Aichi Electric Co. Ltd.	1,672,000	4,846
Aros Quality Group AB	792,100	11,545
AZZ, Inc. (a)	1,357,600	69,889
Bharat Heavy Electricals Ltd.	21,000,000	43,244
Chiyoda Integre Co. Ltd.	475,600	12,011
EnerSys	272,700	13,207
FW Thorpe PLC	4,774,900	15,743
Graphite India Ltd.	977,389	1,068
Hammond Power Solutions, Inc. Class A	400,100	1,768
I-Sheng Electric Wire & Cable Co. Ltd. (a)	12,500,000	12,610
Jinpan International Ltd.	93,900	489
Korea Electric Terminal Co. Ltd. (a)	700,000	58,154
Servotronics, Inc. (a)	148,500	1,090
TKH Group NV unit	1,698,300	63,116
		308,780
Industrial Conglomerates - 1.5%
DCC PLC (United Kingdom) (a)	7,100,000	548,141
Reunert Ltd.	1,856,400	7,510
		555,651
Machinery - 1.6%
Aalberts Industries NV (a)	8,550,000	270,051
Allison Transmission Holdings, Inc.	114,330	2,720
ASL Marine Holdings Ltd. (a)	30,678,900	7,143
CKD Corp.	1,447,900	13,569
Flowserve Corp.	295,775	11,429
Foremost Income Fund (b)	2,141,103	7,978
Gencor Industries, Inc. (b)	264,900	3,123
Global Brass & Copper Holdings, Inc.	50,000	1,036
Hillenbrand, Inc.	477,200	12,923
Hurco Companies, Inc. (a)	525,000	14,175
Hwacheon Machine Tool Co. Ltd. (a)	219,900	9,496
Hyster-Yale Materials Handling:
Class A (a)	226,500	11,764
Class B (a)(b)	310,000	16,101
Ihara Science Corp. (a)	1,076,000	7,088
ITT Corp.	22,700	737
Jaya Holdings Ltd. (a)(b)	3,378,840	904
Joy Global, Inc.	4,886	49
Kennametal, Inc.	963,200	17,049
Kyowakogyosyo Co. Ltd. (a)	341,000	1,589
Maruzen Co. Ltd. (a)	1,735,000	13,821
Metka SA	787,800	5,965
Mincon Group PLC	2,019,144	1,487
Mirle Automation Corp.	4,200,000	4,163
Nadex Co. Ltd. (a)	869,000	3,489
Nakano Refrigerators Co. Ltd.	18,500	463
Nitchitsu Co. Ltd.	419,000	606
Oshkosh Corp. (c)	2,375,000	78,209
Semperit AG Holding	488,700	14,699
SIMPAC, Inc.	583,000	2,609
Takamatsu Machinery Co. Ltd.	384,600	2,281
Techno Smart Corp. (a)	979,000	2,762
Terex Corp.	1,150,000	25,760
Tocalo Co. Ltd. (a)	859,800	16,444
TriMas Corp. (b)	1,698,752	29,371
Trinity Industrial Corp.	787,000	2,912
		613,965
Marine - 0.0%
Tokyo Kisen Co. Ltd. (a)	905,000	4,906
Professional Services - 0.5%
Akka Technologies SA (a)	1,207,655	34,741
Boardroom Ltd.	2,811,242	1,167
CBIZ, Inc. (b)	490,000	4,949
Clarius Group Ltd. (b)	3,522,977	516
CRA International, Inc. (b)	172,000	3,204
Exova Group Ltd. PLC	2,371,700	4,434
ICF International, Inc. (b)	351,666	12,030
McMillan Shakespeare Ltd.	93,143	848
Sporton International, Inc.	305,803	1,832
Stantec, Inc.	3,600,000	87,732
Synergie SA	139,200	3,644
VSE Corp. (a)	445,100	26,706
		181,803
Road & Rail - 0.7%
Alps Logistics Co. Ltd. (a)	1,559,900	16,740
Chilled & Frozen Logistics Holdings Co. Ltd. (a)(b)	1,360,096	10,331
CSX Corp.	975,780	22,462
Daqin Railway Co. Ltd. (A Shares)	26,000,000	27,101
Hamakyorex Co. Ltd. (a)	1,368,600	23,549
Heartland Express, Inc. (c)	576,700	9,890
Higashi Twenty One Co. Ltd.	273,300	685
Knight Transportation, Inc.	200,000	4,894
Roadrunner Transportation Systems, Inc. (a)(b)	2,435,415	19,288
Sakai Moving Service Co. Ltd. (a)	1,422,600	34,030
Trancom Co. Ltd. (a)	934,200	55,804
Universal Truckload Services, Inc. (a)	1,669,500	21,553
		246,327
Trading Companies & Distributors - 0.4%
AddTech AB (B Shares)	1,346,000	18,535
AerCap Holdings NV (b)	369,136	11,336
Goodfellow, Inc. (a)	789,600	5,524
Hanwa Co. Ltd.	588,000	2,469
HERIGE	66,653	1,381
Houston Wire & Cable Co. (a)	1,141,600	6,290
KS Energy Services Ltd. (b)	14,387,700	1,841
Meiwa Corp.	1,412,700	4,599
Mitani Shoji Co. Ltd.	742,600	18,843
MRC Global, Inc. (b)	1,495,030	15,025
Otec Corp.	135,800	911
Parker Corp. (a)	2,426,000	6,726
Richelieu Hardware Ltd. (c)	316,700	15,291
Senshu Electric Co. Ltd. (a)	977,400	13,086
Strongco Corp. (a)(b)	927,888	1,060
Tanaka Co. Ltd.	39,900	220
TECHNO ASSOCIE Co. Ltd.	278,600	2,417
Titan Machinery, Inc. (b)	1,048,804	8,904
Totech Corp. (a)	974,800	7,330
Veritiv Corp. (b)	293,042	9,040
Willis Lease Finance Corp. (b)	18,149	321
		151,149
Transportation Infrastructure - 0.0%
Isewan Terminal Service Co. Ltd. (a)	1,411,800	8,084
Meiko Transportation Co. Ltd.	905,000	7,416
Sinwa Ltd. (a)	22,279,400	2,993
		18,493

TOTAL INDUSTRIALS		2,939,696

INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 0.1%
Bel Fuse, Inc. Class A (a)	196,500	2,690
Black Box Corp. (a)	1,626,100	12,391
ClearOne, Inc.	190,100	2,293
CommScope Holding Co., Inc. (b)	120,700	2,706
Juniper Networks, Inc.	171,590	4,050
NETGEAR, Inc. (b)	412,449	15,413
Tessco Technologies, Inc. (a)	488,113	8,064
		47,607
Electronic Equipment & Components - 3.7%
A&D Co. Ltd.	925,000	3,078
AAC Technology Holdings, Inc.	371,500	2,380
Beijer Electronics AB	117,100	671
CDW Corp.	877,000	33,721
Corning, Inc.	1,862,400	34,659
DigiTech Systems Co., Ltd. (b)	725,000	0
Dolby Laboratories, Inc. Class A	9,872	355
Dynapack International Technology Corp.	3,200,000	4,433
Elec & Eltek International Co. Ltd.	1,628,700	1,010
Elematec Corp. (a)	1,086,000	21,708
Excel Co. Ltd. (a)(c)	823,400	9,996
FLIR Systems, Inc.	650,000	19,006
Hi-P International Ltd.	19,073,100	5,475
Hon Hai Precision Industry Co. Ltd. (Foxconn)	165,887,400	388,456
Huan Hsin Holdings Ltd. (b)	3,545,900	27
IDIS Holdings Co. Ltd. (a)	800,000	10,522
Image Sensing Systems, Inc. (b)	90,000	288
Insight Enterprises, Inc. (b)	1,145,900	27,078
Intelligent Digital Integrated Security Co. Ltd. (a)	900,010	13,338
INTOPS Co. Ltd. (a)	859,900	14,020
Isra Vision AG (a)	396,300	26,043
Keysight Technologies, Inc. (b)	4,300,000	100,620
Kingboard Chemical Holdings Ltd. (a)	85,577,000	131,595
Kingboard Laminates Holdings Ltd.	8,145,000	3,298
Lumax International Corp. Ltd.	1,800,000	2,285
Mesa Laboratories, Inc. (a)	275,000	28,600
Multi-Fineline Electronix, Inc. (b)	585,000	9,787
Muramoto Electronic Thailand PCL (For. Reg.) (a)	1,392,200	10,901
Neonode, Inc. (a)(b)(c)	2,978,151	6,999
Nippo Ltd. (a)	825,521	2,146
Orbotech Ltd. (b)	702,721	14,666
Pinnacle Technology Holdings Ltd. (b)	8,632,400	5,575
Redington India Ltd. (b)	4,700,000	7,210
ScanSource, Inc. (a)(b)	2,245,600	70,467
Shibaura Electronics Co. Ltd. (a)	704,000	9,754
Sigmatron International, Inc. (a)(b)	260,400	1,719
Simplo Technology Co. Ltd.	9,000,000	27,112
SYNNEX Corp. (a)	3,160,000	265,282
Taitron Components, Inc. Class A (sub. vtg.) (b)	60,000	60
Tomen Devices Corp. (a)	615,400	9,675
Tripod Technology Corp.	600,000	986
TTM Technologies, Inc. (b)	1,494,033	8,710
UKC Holdings Corp. (a)	1,420,800	29,697
Universal Security Instruments, Inc. (b)	100,000	408
VST Holdings Ltd. (a)	132,871,900	24,070
Wireless Telecom Group, Inc. (b)	454,800	682
		1,388,568
Internet Software & Services - 0.2%
Bankrate, Inc. (b)	1,092,040	12,493
eBay, Inc. (b)	100,000	2,346
Gabia, Inc. (a)	1,112,010	6,289
Liquidity Services, Inc. (b)	393,100	2,559
Melbourne IT Ltd. (a)	5,450,000	8,296
NetGem SA	928,200	2,172
Rackspace Hosting, Inc. (b)	267,800	5,412
Rentabiliweb Group SA (b)	83,500	571
Softbank Technology Corp.	140,300	1,476
Stamps.com, Inc. (b)	279,500	26,223
		67,837
IT Services - 4.7%
ALTEN	727,300	40,938
Amdocs Ltd.	7,298,000	399,493
Argo Graphics, Inc.	417,500	6,186
Blackhawk Network Holdings, Inc. (b)	1,864,686	70,280
Calian Technologies Ltd. (a)	704,700	8,054
Cardtronics, Inc. (b)	693,400	21,364
CGI Group, Inc. Class A (sub. vtg.) (b)	110,100	4,719
Computer Sciences Corp.	4,058,800	130,166
Computer Services, Inc.	255,300	9,446
CSE Global Ltd. (a)	44,427,100	13,741
CSRA, Inc.	4,058,800	108,695
Data#3 Ltd.	3,062,963	2,579
Dimerco Data System Corp.	510,000	335
eClerx Services Ltd.	1,800,000	37,541
EOH Holdings Ltd. (a)	7,224,300	61,263
Estore Corp.	155,000	2,033
EVERTEC, Inc.	1,763,000	24,224
ExlService Holdings, Inc. (b)	306,906	13,400
Genpact Ltd. (b)	429,500	10,274
HIQ International AB	650,000	3,779
Indra Sistemas (a)(b)(c)	14,680,000	145,136
Know IT AB (a)	1,562,800	10,342
Leidos Holdings, Inc.	700,000	32,284
Luxoft Holding, Inc. (b)	100,000	7,508
ManTech International Corp. Class A	550,000	15,857
Mastek Ltd. (a)(b)	1,481,062	3,015
MoneyGram International, Inc. (b)	400,000	2,120
NCI, Inc. Class A (a)	750,000	9,465
Net 1 UEPS Technologies, Inc. (b)	649,900	7,071
Neustar, Inc. Class A (b)(c)	1,248,100	30,678
Rolta India Ltd. (b)	2,699,942	3,368
Science Applications International Corp.	500,000	21,310
Societe Pour L'Informatique Industrielle SA (a)	1,810,000	19,230
Softcreate Co. Ltd.	404,000	3,077
The Western Union Co.	19,900,000	355,016
TravelSky Technology Ltd. (H Shares)	1,911,000	2,919
Unisys Corp. (b)	490,570	4,817
Vantiv, Inc. (b)	545,600	25,670
Xerox Corp.	9,001,100	87,761
		1,755,154
Semiconductors & Semiconductor Equipment - 0.6%
Alpha & Omega Semiconductor Ltd. (a)(b)	1,420,000	13,561
Axell Corp. (a)	835,300	6,981
Lasertec Corp.	464,100	4,424
Leeno Industrial, Inc.	600,000	19,322
Melexis NV (a)	2,727,700	137,082
Micron Technology, Inc. (b)	875,900	9,661
Miraial Co. Ltd.	196,300	1,529
Phison Electronics Corp.	1,900,000	13,759
Powertech Technology, Inc.	9,000,000	18,814
Telechips, Inc. (a)	991,806	7,268
Trio-Tech International (a)(b)	259,900	663
Varitronix International Ltd.	7,890,000	5,601
Y.A.C. Co., Ltd.	418,300	2,936
		241,601
Software - 4.9%
Activision Blizzard, Inc.	253,060	8,812
AdaptIT Holdings Ltd.	2,871,200	2,239
ANSYS, Inc. (b)	4,524,900	399,051
AVG Technologies NV (b)	508,800	9,601
Cybernet Systems Co. Ltd.	850,000	7,100
Ebix, Inc. (a)(c)	2,970,478	101,353
Geodesic Ltd. (a)(b)	4,873,000	0
ICT Automatisering NV (a)	764,700	6,783
IGE + XAO SA	36,200	2,604
InfoVine Co. Ltd. (a)	175,000	3,420
init innovation in traffic systems AG (c)	37,652	571
Jorudan Co. Ltd. (a)	475,100	2,904
KPIT Cummins Infosystems Ltd. (b)	9,000,000	19,113
KSK Co., Ltd. (a)	580,300	5,107
Majesco Ltd. (b)	937,700	8,416
Micro Focus International PLC	300,000	5,942
Microsoft Corp.	10,500,000	578,445
NIIT Technologies Ltd.	2,018,000	16,503
Nuance Communications, Inc. (b)	645,640	11,383
Nucleus Software Exports Ltd. (a)(b)	2,200,000	7,164
Oracle Corp.	12,806,220	464,994
Pro-Ship, Inc.	137,800	2,467
Qlik Technologies, Inc. (b)	244,600	6,125
RealPage, Inc. (b)	585,700	11,298
Reckon Ltd.	93,965	139
Rovi Corp. (b)	678,900	13,211
RS Software (India) Ltd. (b)	600,000	584
Software AG (Bearer)	3,160,000	106,907
Sword Group (a)	548,794	14,771
Symantec Corp.	351,260	6,969
Synopsys, Inc. (b)	318,300	13,655
Vitec Software Group AB	950,500	7,018
Zensar Technologies Ltd.	800,000	10,709
		1,855,358
Technology Hardware, Storage & Peripherals - 3.1%
Avid Technology, Inc. (b)(c)	1,145,500	8,133
Compal Electronics, Inc.	72,000,000	41,735
EMC Corp.	587,130	14,543
Hewlett Packard Enterprise Co.	6,251,000	86,014
HP, Inc.	7,745,500	75,209
Lexmark International, Inc. Class A	2,186,600	61,684
NetApp, Inc.	50,000	1,097
QLogic Corp. (b)	250,366	3,210
Quantum Corp. (b)	5,882,700	2,795
Seagate Technology LLC (a)	27,705,000	804,830
Silicon Graphics International Corp. (b)	772,750	4,540
Super Micro Computer, Inc. (b)	1,774,600	52,848
TPV Technology Ltd.	76,016,000	8,480
		1,165,118

TOTAL INFORMATION TECHNOLOGY		6,521,243

MATERIALS - 2.4%
Chemicals - 1.6%
Aditya Birla Chemicals India Ltd. (a)(b)	2,300,000	7,632
C. Uyemura & Co. Ltd.	419,100	16,610
Chase Corp. (a)	823,000	37,817
Core Molding Technologies, Inc. (b)	378,480	4,099
Deepak Fertilisers and Petrochemicals Corp. Ltd. (a)(b)	7,569,000	16,624
Deepak Nitrite Ltd. (b)	5,000,000	4,870
EcoGreen International Group Ltd. (a)	45,624,400	8,848
FMC Corp.	3,000,000	107,160
Fujikura Kasei Co., Ltd. (a)	2,960,800	13,327
Fuso Chemical Co. Ltd.	1,223,200	16,921
Gujarat Narmada Valley Fertilizers Co. (a)(b)	13,541,878	16,570
Gujarat State Fertilizers & Chemicals Ltd. (a)(b)	31,500,000	32,604
Honshu Chemical Industry Co. Ltd. (a)	861,000	6,209
Huabao International Holdings Ltd.	4,012,000	1,496
Innospec, Inc.	785,700	39,167
Intrepid Potash, Inc. (b)	832,582	1,815
KPC Holdings Corp.	43,478	2,067
KPX Chemical Co. Ltd.	163,083	6,092
KPX Green Chemical Co. Ltd.	369,165	1,205
Kraton Performance Polymers, Inc. (b)	200,000	2,936
Miwon Chemicals Co. Ltd. (b)	55,095	2,008
Miwon Commercial Co. Ltd. (b)	13,819	2,013
Muto Seiko Co. Ltd.	271,400	1,148
Nano Chem Tech, Inc.	125,000	302
Nuplex Industries Ltd.	4,514,764	12,133
PolyOne Corp.	510,700	13,820
SK Kaken Co. Ltd.	353,000	27,671
Soda Aromatic Co. Ltd.	272,500	1,867
Soken Chemical & Engineer Co. Ltd. (a)	728,400	5,972
T&K Toka Co. Ltd. (a)	1,485,000	12,688
Thai Carbon Black PCL (For. Reg.) (b)	12,530,400	7,134
Thai Rayon PCL:
unit	93,500	95
(For. Reg.)	2,970,100	3,029
UPL Ltd.	1,000,000	6,485
Yara International ASA	4,119,200	156,158
Yip's Chemical Holdings Ltd.	28,058,000	7,815
		604,407
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (b)	760,000	4,096
Mitani Sekisan Co. Ltd. (a)	1,624,300	20,752
Titan Cement Co. SA (Reg.)	450,000	8,677
		33,525
Containers & Packaging - 0.4%
AMVIG Holdings Ltd.	2,084,600	781
Ball Corp.	226,878	15,162
Chuoh Pack Industry Co. Ltd. (a)	461,000	4,906
Kohsoku Corp. (a)	1,898,100	15,605
Samhwa Crown & Closure Co. Ltd.	50,000	1,663
Sealed Air Corp.	254,500	10,315
Silgan Holdings, Inc.	814,500	43,063
Sonoco Products Co.	348,233	13,759
The Pack Corp. (a)	1,742,500	35,348
		140,602
Metals & Mining - 0.2%
Alconix Corp. (a)	1,156,600	13,933
Blue Earth Refineries, Inc. (b)	257,509	0
Chubu Steel Plate Co. Ltd.	452,500	1,946
Compania de Minas Buenaventura SA sponsored ADR (b)	2,464,200	9,857
Freeport-McMoRan, Inc. (c)	465,975	2,143
Handy & Harman Ltd. (b)	128,167	2,181
Hill & Smith Holdings PLC	1,949,100	21,024
Orosur Mining, Inc. (b)	3,248,600	243
Orvana Minerals Corp. (b)	835,354	69
Pacific Metals Co. Ltd. (b)(c)	4,162,000	10,247
Tohoku Steel Co. Ltd. (a)	683,400	5,674
Tokyo Kohtetsu Co. Ltd. (a)	1,299,400	6,730
Tokyo Tekko Co. Ltd. (a)	4,162,000	17,486
Universal Stainless & Alloy Products, Inc. (b)	74,800	512
Webco Industries, Inc. (b)	8,339	279
		92,324
Paper & Forest Products - 0.1%
Cardinal Co. Ltd.	69,700	307
Stella-Jones, Inc. (b)	600,000	18,130
		18,437

TOTAL MATERIALS		889,295

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
APT Satellite Holdings Ltd.	1,405,500	1,023
Asia Satellite Telecommunications Holdings Ltd.	373,000	476
		1,499
UTILITIES - 0.4%
Electric Utilities - 0.2%
Exelon Corp.	1,800,000	53,226
Gas Utilities - 0.1%
GAIL India Ltd.	3,500,000	19,097
Hokuriku Gas Co.	1,670,000	3,938
K&O Energy Group, Inc.	586,600	7,517
Keiyo Gas Co. Ltd.	564,000	2,526
KyungDong City Gas Co. Ltd.	153,670	9,782
Kyungnam Energy Co. Ltd.	200,000	1,537
Star Gas Partners LP	1,000,000	7,770
		52,167
Independent Power and Renewable Electricity Producers - 0.0%
Mega First Corp. Bhd (a)	22,630,800	12,415
Multi-Utilities - 0.1%
CMS Energy Corp.	718,980	27,954
Water Utilities - 0.0%
Manila Water Co., Inc.	5,646,400	2,882

TOTAL UTILITIES		148,644

TOTAL COMMON STOCKS
(Cost $19,546,252)		33,494,143

Nonconvertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Nam Yang Dairy Products	4,917	1,083
MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	1,825,000	17,139
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $15,974)		18,222
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Centrus Energy Corp. 8% 9/30/19 pay-in-kind (Cost $20,317)	13,069	1,790
	Shares	Value (000s)

Money Market Funds - 12.4%
Fidelity Cash Central Fund, 0.38% (d)	4,189,781,501	4,189,782
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	504,241,435	504,241
TOTAL MONEY MARKET FUNDS
(Cost $4,694,023)		4,694,023
TOTAL INVESTMENT PORTFOLIO - 101.2%
(Cost $24,276,566)		38,208,178
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(466,867)
NET ASSETS - 100%		$37,741,311

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Affiliated company

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$4,606
Fidelity Securities Lending Cash Central Fund	8,510
Total	$13,116

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
A&D Co. Ltd.	$4,590	$--	$796	$43	$--
Aalberts Industries NV	274,598	--	6,432	--	270,051
Abbey PLC	31,427	--	573	154	34,345
Abercrombie & Fitch Co. Class A	140,399	--	2,392	2,771	180,214
Accell Group NV	48,781	--	817	--	44,430
Aditya Birla Chemicals India Ltd.	8,172	--	--	173	7,632
AECOM	253,561	3,081	11,562	--	217,991
Aeropostale, Inc.	11,823	--	7,473	--	--
Air T, Inc.	5,035	--	334	--	4,337
AJIS Co. Ltd.	14,551	--	285	--	14,629
Akka Technologies SA	40,883	--	617	--	34,741
Alconix Corp.	18,299	--	278	194	13,933
Allegiance Bancshares, Inc.	--	13,946	214	--	--
Almost Family, Inc.	37,748	--	1,843	--	31,246
Alpha & Omega Semiconductor Ltd.	15,062	--	4,518	--	13,561
Alps Logistics Co. Ltd.	20,415	--	323	208	16,740
Ambassadors Group, Inc.	2,842	--	3,187	--	--
ANSYS, Inc.	433,504	--	7,156	--	--
April	34,520	--	614	--	33,581
Arctic Cat, Inc.	10,014	10,618	165	105	13,849
Ark Restaurants Corp.	4,734	--	77	96	4,120
Arts Optical International Holdings Ltd.	12,106	--	200	153	11,461
ASL Marine Holdings Ltd.	8,533	--	130	89	7,143
Assurant, Inc.	360,661	--	12,589	3,780	380,441
ASTI Corp.	2,228	--	240	--	1,528
Atlas Air Worldwide Holdings, Inc.	82,326	1,864	1,137	--	62,441
Atwood Oceanics, Inc.	117,000	15,445	1,756	2,088	38,966
Axell Corp.	11,995	--	170	32	6,981
Axis Capital Holdings Ltd.	404,549	--	15,835	4,387	363,488
AZZ, Inc.	71,487	--	1,328	207	69,889
Barratt Developments PLC	767,988	--	20,108	23,873	645,045
Bel Fuse, Inc. Class A	4,111	--	270	24	2,690
Belc Co. Ltd.	66,533	--	1,180	322	69,277
Belluna Co. Ltd.	57,188	--	899	446	48,024
Best Buy Co., Inc.	1,019,021	3,446	33,554	14,342	857,498
Black Box Corp.	25,970	--	405	361	12,391
BMTC Group, Inc.	60,706	--	994	773	48,463
Buffalo Co. Ltd.	731	--	12	12	--
Cal Dive International, Inc.	33	--	38	--	--
Calian Technologies Ltd.	10,340	--	155	256	8,054
Carbo Ceramics, Inc.	71,675	--	690	218	35,488
Chase Corp.	32,018	--	612	543	37,817
Chilled & Frozen Logistics Holdings Co. (formerly Hutech Norin Co. Ltd)	8,174	--	169	101	10,331
Chuoh Pack Industry Co. Ltd.	4,904	--	80	70	4,906
Cinderella Media Group Ltd.	5,949	--	106	--	5,433
Civeo Corp.	20,459	2,250	354	--	11,438
Clip Corp.	2,669	--	46	--	2,601
Codorus Valley Bancorp, Inc.	9,961	2,700	182	145	12,952
Contango Oil & Gas Co.	--	8,017	31	--	7,794
Cosmos Pharmaceutical Corp.	187,035	--	3,440	314	215,701
Create SD Holdings Co. Ltd.	124,773	--	2,077	517	130,673
CSE Global Ltd.	17,630	--	269	402	13,741
Daewon Pharmaceutical Co. Ltd.	34,578	--	--	180	26,281
Daiichi Kensetsu Corp.	20,366	--	316	--	17,163
DCC PLC (United Kingdom)	593,760	--	34,211	3,700	548,141
Deepak Fertilisers and Petrochemicals Corp. Ltd.	16,720	--	--	--	16,624
DongKook Pharmaceutical Co. Ltd.	34,394	--	1,298	133	33,733
DVx, Inc.	8,933	--	123	--	6,921
Ebix, Inc.	97,038	--	5,002	462	101,353
EcoGreen International Group Ltd.	12,396	--	184	132	8,848
Educational Development Corp.	1,700	--	2,027	58	--
Elematec Corp.	25,776	--	443	330	21,708
Endurance Specialty Holdings Ltd.	166,380	--	2,648	1,662	--
EOH Holdings Ltd.	100,360	--	1,516	685	61,263
Essendant, Inc.	80,696	--	3,020	599	62,743
Excel Co. Ltd.	13,278	--	201	107	9,996
Farstad Shipping ASA	8,658	--	85	--	5,133
First Juken Co. Ltd.	17,668	--	280	219	17,002
Folli Follie SA	101,818	--	1,401	1,356	63,132
Food Empire Holdings Ltd.	8,282	--	134	--	6,860
Foremost Income Fund	8,325	--	--	--	--
Fossil Group, Inc.	148,789	68,253	1,369	--	135,290
Fresh Del Monte Produce, Inc.	219,996	--	4,853	1,390	222,582
Fuji Kosan Co. Ltd.	3,206	--	49	--	2,492
Fujikura Kasei Co., Ltd.	13,516	--	245	158	13,327
Fursys, Inc.	28,393	--	--	474	27,855
Fyffes PLC (Ireland)	41,727	--	798	252	41,885
Gabia, Inc.	6,135	--	817	18	6,289
GameStop Corp. Class A	346,709	30,629	4,968	5,489	219,902
Gencor Industries, Inc.	4,030	--	1,832	--	--
Genky Stores, Inc.	27,461	--	873	46	9,861
Genworth Financial, Inc. Class A	184,627	2,334	49,269	--	--
Geodesic Ltd.	0	--	--	--	0
Geospace Technologies Corp.	22,267	--	341	--	13,564
Geumhwa PSC Co. Ltd.	13,184	--	--	208	8,638
Gildan Activewear, Inc.	418,291	--	113,444	1,323	--
Global Brass & Copper Holdings, Inc.	19,375	--	21,639	44	--
Goodfellow, Inc.	5,591	--	101	104	5,524
Guess?, Inc.	165,690	13,666	11,982	3,526	140,904
Gujarat Narmada Valley Fertilizers Co.	13,618	--	--	--	16,570
Gujarat State Fertilizers & Chemicals Ltd.	35,961	--	--	1,045	32,604
Gulfmark Offshore, Inc. Class A	23,790	--	15,169	--	--
Halows Co. Ltd.	25,090	--	2,771	89	34,918
Hamakyorex Co. Ltd.	26,715	--	445	130	23,549
Hampshire Group Ltd.	212	--	1	--	167
Handsome Co. Ltd.	83,048	--	9,847	460	71,816
Hanger, Inc.	57,876	2,258	702	--	36,961
Hanwha Galleria Timeworld Co. Ltd.	39,235	--	33,600	--	--
Helen of Troy Ltd.	228,641	--	10,452	--	223,425
Hiday Hidaka Corp.	40,481	--	717	222	54,051
Honshu Chemical Industry Co. Ltd.	10,002	--	150	66	6,209
Hoshiiryou Sanki Co. Ltd.	8,771	--	148	50	8,518
Houston Wire & Cable Co.	10,734	--	123	209	6,290
HTL International Holdings Ltd.	4,283	--	1,780	--	10,546
Hurco Companies, Inc.	16,320	326	241	83	14,175
Huvitz Co. Ltd.	12,997	--	10,638	7	--
Hwacheon Machine Tool Co. Ltd.	12,522	--	--	235	9,496
Hyster-Yale Materials Handling Class A	15,591	--	215	130	11,764
Hyster-Yale Materials Handling Class B	20,978	--	--	177	16,101
I-Sheng Electric Wire & Cable Co. Ltd.	13,148	--	--	--	12,610
IA Group Corp.	5,216	--	87	72	5,044
ICT Automatisering NV	5,896	--	107	--	6,783
IDIS Holdings Co. Ltd.	12,624	--	--	85	10,522
Ihara Science Corp.	8,834	--	140	--	7,088
Indra Sistemas	169,695	--	4,565	--	145,136
InfoVine Co. Ltd.	5,103	--	--	--	3,420
Intage Holdings, Inc.	31,087	--	777	--	21,539
Intelligent Digital Integrated Security Co. Ltd.	15,377	--	633	192	13,338
INTOPS Co. Ltd.	11,689	--	--	92	14,020
INZI Controls Co. Ltd.	6,514	--	--	108	6,230
Isewan Terminal Service Co. Ltd.	8,195	--	139	118	8,084
Isra Vision AG	23,885	--	426	--	26,043
Jaya Holdings Ltd.	1,855	--	16	--	904
Jeil Pharmaceutical Co.	18,836	--	19,357	7	--
JLM Couture, Inc.	472	--	20	--	569
Jorudan Co. Ltd.	4,190	--	53	47	2,904
Jumbo SA	80,910	--	1,857	--	116,323
Kingboard Chemical Holdings Ltd.	146,025	--	2,091	2,241	131,595
Know IT AB	10,231	--	178	--	10,342
Kohsoku Corp.	14,026	--	272	173	15,605
Kondotec, Inc.	10,267	--	178	136	10,177
Korea Electric Terminal Co. Ltd.	61,233	--	--	150	58,154
KSK Co., Ltd.	5,260	--	92	--	5,107
Kwang Dong Pharmaceutical Co. Ltd.	38,549	--	--	177	32,020
Kyeryong Construction Industrial Co. Ltd.	8,226	--	1,400	--	5,293
Kyoto Kimono Yuzen Co. Ltd.	11,861	--	3,176	108	7,463
Kyowakogyosyo Co. Ltd.	2,066	--	31	--	1,589
LCNB Corp.	11,315	--	190	224	11,362
LHC Group, Inc.	68,529	--	26,782	--	41,712
Majesco Ltd. (formerly Minefield Computers Ltd.)	7,428	--	5,998	--	--
Majestic Wine PLC	26,324	--	1,427	--	18,402
Maruzen Co. Ltd.	16,235	--	243	131	13,821
Mastek Ltd.	4,763	--	358	59	3,015
Mega First Corp. Bhd	13,926	--	--	158	12,415
Melbourne IT Ltd.	10,855	--	2,929	50	8,296
Melexis NV	148,117	--	2,360	3,468	137,082
Mesa Laboratories, Inc.	29,561	--	1,121	90	28,600
Metro, Inc. Class A (sub. vtg.)	797,492	--	36,933	4,376	826,752
Michang Oil Industrial Co. Ltd.	10,693	--	--	223	11,281
Miroku Corp.	2,045	--	32	23	1,858
Mitani Sekisan Co. Ltd.	23,565	--	401	105	20,752
Mitie Group PLC	103,021	--	2,932	1,599	80,312
Motonic Corp.	32,471	--	--	647	26,969
Mr. Bricolage SA	14,004	--	233	--	12,847
Muhak Co. Ltd.	126,833	--	--	--	70,936
Murakami Corp.	14,734	--	251	81	12,459
Muramoto Electronic Thailand PCL (For. Reg.)	9,302	--	165	--	10,901
Nac Co. Ltd.	9,298	--	149	164	8,499
Nadex Co. Ltd.	5,599	--	79	52	3,489
Nafco Co. Ltd.	35,808	--	540	306	32,791
Nakayamafuku Co. Ltd.	7,870	--	135	--	7,296
NCI, Inc. Class A	9,297	--	1,102	--	9,465
ND Software Co. Ltd.	16,181	--	227	75	11,364
Neonode, Inc.	7,987	--	341	--	6,999
NETGEAR, Inc.	64,766	--	61,504	--	--
Next PLC	1,892,126	--	30,755	38,795	1,477,094
Nextchip Co. Ltd.	5,920	--	5,169	--	--
NICE Total Cash Management Co., Ltd.	8,924	--	9,417	57	7,349
Nippo Ltd.	3,050	--	42	--	2,146
Nippon Rietec Co. Ltd.	9,073	--	159	--	--
Norwood Financial Corp.	5,907	--	95	118	5,258
Nucleus Software Exports Ltd.	9,754	--	--	--	7,164
Nutraceutical International Corp.	25,454	--	444	--	24,527
OFG Bancorp	19,975	--	602	370	13,560
Oil States International, Inc.	55,454	23,329	1,318	--	73,288
P&F Industries, Inc. Class A	2,998	--	55	--	2,885
Pal Co. Ltd.	37,955	--	1,274	--	--
Parker Corp.	8,347	--	134	55	6,726
Pelion SA	10,840	--	213	--	7,553
Pinnacle Technology Holdings Ltd.	8,437	--	124	--	--
Piolax, Inc.	47,481	--	816	241	47,060
Prim SA	17,873	--	270	76	14,641
Qol Co. Ltd.	31,465	--	399	139	26,727
Relo Holdings Corp.	130,540	--	14,094	--	129,637
RenaissanceRe Holdings Ltd.	306,331	--	5,312	1,698	316,062
Roadrunner Transportation Systems, Inc.	16,517	20,287	4,743	--	19,288
Rocky Mountain Chocolate Factory, Inc.	5,336	222	79	98	4,446
Ruby Tuesday, Inc.	27,415	--	15,872	--	--
S&T Holdings Co. Ltd.	16,528	--	--	149	21,651
Sakai Moving Service Co. Ltd.	34,043	--	653	162	34,030
Samsung Climate Control Co. Ltd.	4,502	--	--	29	4,173
Sanei Architecture Planning Co. Ltd.	15,750	--	264	281	13,111
Sarantis SA	17,343	--	308	--	17,282
ScanSource, Inc.	82,806	3,343	1,438	--	70,467
Seagate Technology LLC	1,397,845	19,069	16,988	32,273	804,830
Select Harvests Ltd.	48,010	--	1,036	1,050	18,464
Senshu Electric Co. Ltd.	17,070	--	245	133	13,086
Servotronics, Inc.	907	--	18	--	1,090
Sewon Precision Industries Co. Ltd.	10,763	--	--	35	8,304
Shibaura Electronics Co. Ltd.	11,265	--	173	--	9,754
ShoLodge, Inc.	0	--	--	--	0
Sigmatron International, Inc.	1,539	180	30	--	1,719
Sinwa Ltd.	3,883	--	57	363	2,993
SJM Co. Ltd.	7,201	--	--	183	6,318
SJM Holdings Co. Ltd.	5,807	--	--	190	5,624
Societe Pour L'Informatique Industrielle SA	14,968	--	281	140	19,230
Soken Chemical & Engineer Co. Ltd.	7,392	--	105	--	5,972
Span-America Medical System, Inc.	4,705	158	86	84	5,211
Sportscene Group, Inc. Class A	1,550	--	26	--	1,306
Steiner Leisure Ltd.	74,171	--	27,977	--	--
Step Co. Ltd.	10,335	--	184	125	10,642
Sterling Construction Co., Inc.	8,258	--	148	--	9,310
Strongco Corp.	1,733	--	28	--	1,060
Sun Hing Vision Group Holdings Ltd.	8,958	--	144	694	7,255
Sunjin Co. Ltd.	22,678	--	--	58	18,995
Swift Energy Co.	3,025	--	1,409	--	--
Sword Group	13,247	--	242	--	14,771
SYNNEX Corp.	244,095	--	6,233	1,276	265,282
T&K Toka Co. Ltd.	13,984	--	240	85	12,688
Techno Smart Corp.	3,673	--	53	37	2,762
Telechips, Inc.	6,347	--	494	60	7,268
Tessco Technologies, Inc.	14,363	--	1,901	116	8,064
The Buckle, Inc.	34,623	96,984	808	3,711	112,250
The Monogatari Corp.	17,928	--	10,369	72	--
The Pack Corp.	37,618	--	1,961	337	35,348
Tocalo Co. Ltd.	17,980	--	311	245	16,444
Tohoku Steel Co. Ltd.	7,715	--	118	42	5,674
Token Corp.	54,313	--	5,535	--	56,403
Tokyo Kisen Co. Ltd.	5,573	--	89	--	4,906
Tokyo Kohtetsu Co. Ltd.	4,235	--	109	49	6,730
Tokyo Tekko Co. Ltd.	20,674	--	335	127	17,486
Tomen Devices Corp.	11,055	--	179	--	9,675
Total Energy Services, Inc.	25,838	--	411	170	23,001
Totech Corp.	7,147	--	122	89	7,330
TOW Co. Ltd.	11,251	--	1,550	153	10,399
Trancom Co. Ltd.	54,381	--	848	242	55,804
Trio-Tech International	785	--	11	--	663
Triple-S Management Corp.	47,695	--	3,320	--	46,053
Tsukui Corp.	19,071	--	1,807	91	24,877
UKC Holdings Corp.	30,529	--	528	270	29,697
Uni-Select, Inc.	80,306	--	26,064	255	51,909
Unit Corp.	94,775	--	1,280	--	49,238
Universal Security Instruments, Inc.	1,063	--	381	--	--
Universal Truckload Services, Inc.	26,729	7,452	427	111	21,553
Unum Group	664,653	--	23,962	6,686	511,402
Utah Medical Products, Inc.	21,392	--	381	199	21,680
VSE Corp.	21,733	222	841	50	26,706
VST Holdings Ltd.	46,996	--	1,228	--	24,070
W&T Offshore, Inc.	22,025	--	14,906	--	--
Watts Co. Ltd.	10,812	--	163	163	8,601
Weight Watchers International, Inc.	17,956	--	1,630	--	55,984
Whanin Pharmaceutical Co. Ltd.	36,620	--	--	312	29,624
WIN-Partners Co. Ltd.	20,387	--	347	--	17,720
Workman Co. Ltd.	85,485	--	6,597	--	71,918
Yip's Chemical Holdings Ltd.	14,805	--	201	368	--
Youngone Holdings Co. Ltd.	67,061	--	--	317	51,045
Yusen Logistics Co. Ltd.	37,858	--	1,678	250	38,652
Yutaka Giken Co. Ltd.	28,522	--	516	225	26,519
Zumiez, Inc.	10,179	24,891	322	--	33,312
Total	$17,579,662	$374,970	$944,689	$191,998	$13,708,602

 * Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$10,156,035	$6,045,772	$4,110,084	$179
Consumer Staples	2,926,555	1,607,590	1,310,939	8,026
Energy	998,238	713,601	284,637	--
Financials	4,408,709	3,633,093	774,725	891
Health Care	4,505,312	3,842,765	662,547	--
Industrials	2,939,696	1,124,426	1,810,483	4,787
Information Technology	6,521,243	4,883,104	1,638,139	--
Materials	906,434	338,756	560,046	7,632
Telecommunication Services	1,499	--	1,499	--
Utilities	148,644	88,950	59,694	--
Corporate Bonds	1,790	--	1,790	--
Money Market Funds	4,694,023	4,694,023	--	--
Total Investments in Securities:	$38,208,178	$26,972,080	$11,214,583	$21,515

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$12,234,493
Level 2 to Level 1	$0

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	59.7%
Japan	7.0%
United Kingdom	6.9%
Ireland	4.3%
Canada	4.1%
Bermuda	3.2%
Netherlands	2.3%
Korea (South)	2.1%
Taiwan	1.4%
Cayman Islands	1.3%
Bailiwick of Guernsey	1.1%
Italy	1.0%
Others (Individually Less Than 1%)	5.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2016
Assets
Investment in securities, at value (including securities loaned of $498,766) — See accompanying schedule: Unaffiliated issuers (cost $11,708,549)	$19,805,553
Fidelity Central Funds (cost $4,694,023)	4,694,023
Other affiliated issuers (cost $7,873,994)	13,708,602
Total Investments (cost $24,276,566)		$38,208,178
Foreign currency held at value (cost $646)		647
Receivable for investments sold		104,741
Receivable for fund shares sold		23,294
Dividends receivable		34,415
Interest receivable		182
Distributions receivable from Fidelity Central Funds		2,300
Prepaid expenses		75
Other receivables		1,667
Total assets		38,375,499
Liabilities
Payable to custodian bank	$478
Payable for investments purchased	65,058
Payable for fund shares redeemed	31,219
Accrued management fee	26,108
Other affiliated payables	4,129
Other payables and accrued expenses	2,955
Collateral on securities loaned, at value	504,241
Total liabilities		634,188
Net Assets		$37,741,311
Net Assets consist of:
Paid in capital		$23,432,853
Distributions in excess of net investment income		(10,876)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		389,591
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		13,929,743
Net Assets		$37,741,311
Low-Priced Stock:
Net Asset Value, offering price and redemption price per share ($26,310,166 ÷ 582,029 shares)		$45.20
Class K:
Net Asset Value, offering price and redemption price per share ($11,431,145 ÷ 253,090 shares)		$45.17

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2016
Investment Income
Dividends (including $191,998 earned from other affiliated issuers)		$423,420
Interest		643
Income from Fidelity Central Funds		13,116
Total income		437,179
Expenses
Management fee
Basic fee	$122,701
Performance adjustment	24,905
Transfer agent fees	24,072
Accounting and security lending fees	1,173
Custodian fees and expenses	1,277
Independent trustees' compensation	92
Registration fees	168
Audit	121
Legal	85
Miscellaneous	120
Total expenses before reductions	174,714
Expense reductions	(234)	174,480
Net investment income (loss)		262,699
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	717,729
Other affiliated issuers	(107,795)
Foreign currency transactions	(2,030)
Total net realized gain (loss)		607,904
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $999)	(5,250,797)
Assets and liabilities in foreign currencies	(1,122)
Total change in net unrealized appreciation (depreciation)		(5,251,919)
Net gain (loss)		(4,644,015)
Net increase (decrease) in net assets resulting from operations		$(4,381,316)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2016	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$262,699	$481,960
Net realized gain (loss)	607,904	2,982,929
Change in net unrealized appreciation (depreciation)	(5,251,919)	642,784
Net increase (decrease) in net assets resulting from operations	(4,381,316)	4,107,673
Distributions to shareholders from net investment income	(528,171)	(489,296)
Distributions to shareholders from net realized gain	(1,338,985)	(2,217,917)
Total distributions	(1,867,156)	(2,707,213)
Share transactions - net increase (decrease)	(150,008)	(4,036,455)
Redemption fees	838	1,697
Total increase (decrease) in net assets	(6,397,642)	(2,634,298)
Net Assets
Beginning of period	44,138,953	46,773,251
End of period (including distributions in excess of net investment income of $10,876 and undistributed net investment income of $254,596, respectively)	$37,741,311	$44,138,953

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Low-Priced Stock Fund

	Six months ended	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$52.65	$51.03	$47.84	$38.52	$40.67	$33.07
Income from Investment Operations
Net investment income (loss)A	.30	.52	.53	.48	.37	.23
Net realized and unrealized gain (loss)	(5.52)	4.06	5.96	11.61	(.03)	7.53
Total from investment operations	(5.22)	4.58	6.49	12.09	.34	7.76
Distributions from net investment income	(.62)	(.52)	(.39)	(.49)	(.28)	(.15)
Distributions from net realized gain	(1.61)	(2.44)	(2.91)	(2.28)	(2.21)	(.01)
Total distributions	(2.23)	(2.96)	(3.30)	(2.77)	(2.49)	(.16)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$45.20	$52.65	$51.03	$47.84	$38.52	$40.67
Total ReturnC,D	(10.16)%	9.32%	14.42%	33.12%	1.68%	23.53%
Ratios to Average Net AssetsE,F
Expenses before reductions	.88%G	.79%	.82%	.79%	.88%	.83%
Expenses net of fee waivers, if any	.88%G	.79%	.82%	.79%	.88%	.83%
Expenses net of all reductions	.88%G	.79%	.82%	.79%	.88%	.83%
Net investment income (loss)	1.25%G	1.02%	1.07%	1.14%	1.00%	.61%
Supplemental Data
Net assets, end of period (in millions)	$26,310	$30,150	$30,576	$28,171	$22,999	$26,762
Portfolio turnover rateH	10%G,I	9%I	12%I	11%	19%	15%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Low-Priced Stock Fund Class K

	Six months ended	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$52.64	$51.02	$47.83	$38.52	$40.67	$33.11
Income from Investment Operations
Net investment income (loss)A	.33	.57	.58	.53	.42	.28
Net realized and unrealized gain (loss)	(5.52)	4.06	5.96	11.60	(.03)	7.51
Total from investment operations	(5.19)	4.63	6.54	12.13	.39	7.79
Distributions from net investment income	(.67)	(.57)	(.44)	(.54)	(.33)	(.23)
Distributions from net realized gain	(1.61)	(2.44)	(2.91)	(2.28)	(2.21)	(.01)
Total distributions	(2.28)	(3.01)	(3.35)	(2.82)	(2.54)	(.23)B
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$45.17	$52.64	$51.02	$47.83	$38.52	$40.67
Total ReturnD,E	(10.12)%	9.44%	14.55%	33.27%	1.83%	23.66%
Ratios to Average Net AssetsF,G
Expenses before reductions	.78%H	.69%	.72%	.68%	.76%	.71%
Expenses net of fee waivers, if any	.78%H	.69%	.72%	.68%	.76%	.71%
Expenses net of all reductions	.78%H	.69%	.72%	.68%	.76%	.70%
Net investment income (loss)	1.35%H	1.11%	1.17%	1.26%	1.12%	.74%
Supplemental Data
Net assets, end of period (in millions)	$11,431	$13,989	$16,198	$14,691	$9,985	$8,031
Portfolio turnover rateI	10%H,J	9%J	12%J	11%	19%	15%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.23 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.008 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended January 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Low-Priced Stock Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Low-Priced Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2016, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, redemptions in-kind, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$16,691,226
Gross unrealized depreciation	(2,920,701)
Net unrealized appreciation (depreciation) on securities	$13,770,525
Tax cost	$24,437,653

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $1,827,037 and $2,996,426, respectively.

Redemptions In-Kind. During the period, 13,924 shares of the Fund held by unaffiliated entities were redeemed in-kind for cash and investments, including accrued interest, with a value of $667,670. The net realized gain of $352,474 on investments delivered through the in-kind redemption is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Low-Priced Stock as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .72% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Low-Priced Stock, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Low-Priced Stock	$21,091.15
Class K	2,981.05
	$24,072

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $80 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $28 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $16,051. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $8,510, including $788 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $88 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $145.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2016	Year ended July 31, 2015
From net investment income
Low-Priced Stock	$356,516	$308,914
Class K	171,655	180,382
Total	$528,171	$489,296
From net realized gain
Low-Priced Stock	$917,359	$1,447,788
Class K	421,626	770,129
Total	$1,338,985	$2,217,917

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Low-Priced Stock
Shares sold	31,118	49,502	$1,509,120	$2,521,927
Reinvestment of distributions	24,403	32,942	1,179,175	1,647,856
Shares redeemed	(46,100)	(108,975)(a)	(2,227,289)	(5,539,766)(a)
Net increase (decrease)	9,421	(26,531)	$461,006	$(1,369,983)
Class K
Shares sold	20,198	55,038	$978,395	$2,806,178
Reinvestment of distributions	12,287	19,018	593,281	950,511
Shares redeemed	(45,168)(b)	(125,754)(a)	(2,182,690)(b)	(6,423,161)(a)
Net increase (decrease)	(12,683)	(51,698)	$(611,014)	$(2,666,472)

 (a) Amount includes in-kind redemptions.

 (b) Amount includes in-kind redemptions (see Note 4: Redemptions In-Kind).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Low-Priced Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Low-Priced Stock Fund (a fund of Fidelity Puritan Trust) at January 31, 2016, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Low-Priced Stock Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
March 18, 2016

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2015 to January 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period-B August 1, 2015 to January 31, 2016
Low-Priced Stock	.88%
Actual		$1,000.00	$898.40	$4.20
Hypothetical-C		$1,000.00	$1,020.71	$4.47
Class K	.78%
Actual		$1,000.00	$898.80	$3.72
Hypothetical-C		$1,000.00	$1,021.22	$3.96

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

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LPS-SANN-0316
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Fidelity® Low-Priced Stock Fund Class K Semi-Annual Report January 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
UnitedHealth Group, Inc.	5.5	5.1
Next PLC	3.9	4.3
Ross Stores, Inc.	2.7	2.2
Best Buy Co., Inc.	2.3	2.3
Metro, Inc. Class A (sub. vtg.)	2.2	1.8
Seagate Technology LLC	2.1	3.2
Barratt Developments PLC	1.7	1.7
AutoZone, Inc.	1.7	1.3
Microsoft Corp.	1.5	2.2
DCC PLC (United Kingdom)	1.5	1.4
	25.1

Top Five Market Sectors as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	26.9	26.4
Information Technology	17.3	18.9
Health Care	11.9	11.7
Financials	11.7	12.4
Industrials	7.8	7.8

Asset Allocation (% of fund's net assets)

As of January 31, 2016*
Stocks	88.8%
Short-Term Investments and Net Other Assets (Liabilities)	11.2%

 * Foreign investments - 40.3%

As of July 31, 2015*
Stocks	90.7%
Short-Term Investments and Net Other Assets (Liabilities)	9.3%

 * Foreign investments - 43.2%

Investments January 31, 2016

Showing Percentage of Net Assets

Common Stocks - 88.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 26.9%
Auto Components - 1.6%
ASTI Corp. (a)	1,061,000	$1,528
ATLASBX Co. Ltd.	270,000	8,808
Gentex Corp.	3,774,998	51,680
Hi-Lex Corp.	1,215,700	33,573
INFAC Corp.	325,139	1,442
INZI Controls Co. Ltd. (a)	1,516,000	6,230
Johnson Controls, Inc.	6,500,700	233,180
Motonic Corp. (a)	3,250,000	26,969
Murakami Corp. (a)	824,000	12,459
Nippon Seiki Co. Ltd.	2,881,500	63,279
Piolax, Inc. (a)	905,000	47,060
S&T Holdings Co. Ltd. (a)	859,329	21,651
Samsung Climate Control Co. Ltd. (a)	499,950	4,173
Sewon Precision Industries Co. Ltd. (a)	500,000	8,304
Shoei Co. Ltd.	350,000	6,329
SJM Co. Ltd. (a)	1,282,000	6,318
SJM Holdings Co. Ltd. (a)	1,332,974	5,624
Strattec Security Corp.	159,800	7,666
Sungwoo Hitech Co. Ltd.	1,888,517	12,971
TBK Co. Ltd.	1,011,100	3,748
Yachiyo Industry Co. Ltd.	928,200	7,527
Yutaka Giken Co. Ltd. (a)	1,341,300	26,519
		597,038
Distributors - 0.2%
Chori Co. Ltd.	470,000	6,037
Doshisha Co. Ltd.	66,700	1,326
Educational Development Corp.	185,120	1,949
Nakayamafuku Co. Ltd. (a)	1,099,400	7,296
SPK Corp.	232,100	4,019
Uni-Select, Inc. (a)	1,200,000	51,909
		72,536
Diversified Consumer Services - 0.3%
American Public Education, Inc. (b)	47,079	743
Clip Corp. (a)	297,300	2,601
Cross-Harbour Holdings Ltd.	585,400	716
DeVry, Inc. (c)	717,900	14,286
Houghton Mifflin Harcourt Co. (b)	1,400,000	24,976
Meiko Network Japan Co. Ltd.	905,000	8,462
Novarese, Inc. (c)	233,700	1,730
Shingakukai Co. Ltd.	157,600	821
Sotheby's Class A (Ltd. vtg.)	5,000	117
Step Co. Ltd. (a)	1,176,400	10,642
Weight Watchers International, Inc. (a)(b)(c)	4,411,700	55,984
YBM Sisa.com, Inc.	634,419	2,073
		123,151
Hotels, Restaurants & Leisure - 0.4%
Ark Restaurants Corp. (a)	191,100	4,120
Bloomin' Brands, Inc.	10,000	177
BRONCO BILLY Co. Ltd. (c)	49,200	1,122
Create Restaurants Holdings, Inc.	445,500	11,265
El Pollo Loco Holdings, Inc. (b)(c)	675,000	8,181
Flanigan's Enterprises, Inc.	45,700	948
Hiday Hidaka Corp. (a)	1,632,571	54,051
Ibersol SGPS SA	520,400	4,558
Interval Leisure Group, Inc. (c)	1,000,000	11,780
Intralot SA (b)	1,432,400	1,855
Koshidaka Holdings Co. Ltd.	644,280	11,742
Kura Corp. Ltd.	190,500	8,030
Ohsho Food Service Corp.	540,600	18,732
Ruby Tuesday, Inc. (b)	1,200,000	6,540
Sportscene Group, Inc. Class A (a)(b)	362,200	1,306
St. Marc Holdings Co. Ltd.	369,500	9,931
The Monogatari Corp.	246,500	10,523
Toridoll.corporation	100,000	1,827
		166,688
Household Durables - 3.7%
Abbey PLC (a)	1,939,400	34,345
Barratt Developments PLC (a)	75,200,000	645,045
Bellway PLC	4,088,800	162,357
D.R. Horton, Inc.	4,000,000	110,040
Dorel Industries, Inc. Class B (sub. vtg.)	2,941,300	57,843
Emak SpA	4,792,300	3,607
First Juken Co. Ltd. (a)	1,529,400	17,002
Helen of Troy Ltd. (a)(b)	2,500,000	223,425
Henry Boot PLC	3,663,000	11,640
HTL International Holdings Ltd. (a)(b)	22,700,000	10,546
Libbey, Inc.	750,000	12,000
NACCO Industries, Inc. Class A	280,600	13,354
P&F Industries, Inc. Class A (a)(b)	343,000	2,885
Sanei Architecture Planning Co. Ltd. (a)	1,322,100	13,111
Stanley Furniture Co., Inc. (b)	433,600	1,041
Steinhoff International Holdings NV	2,956,600	14,403
Token Corp. (a)	750,000	56,403
		1,389,047
Internet & Catalog Retail - 0.2%
Belluna Co. Ltd. (a)	9,374,600	48,024
Liberty Interactive Corp. QVC Group Series A (b)	950,000	24,757
PetMed Express, Inc. (c)	47,800	861
		73,642
Leisure Products - 0.3%
Accell Group NV (a)	2,188,000	44,430
Arctic Cat, Inc. (a)(c)	1,125,000	13,849
Fenix Outdoor AB Class B	32,298	0
JAKKS Pacific, Inc. (b)(c)	688,900	5,132
Kabe Husvagnar AB (B Shares)	302,698	4,131
Mars Engineering Corp.	510,500	8,757
Mattel, Inc. (c)	750,000	20,693
Miroku Corp. (a)	767,000	1,858
Smith & Wesson Holding Corp. (b)	90,800	1,958
		100,808
Media - 0.9%
Cinderella Media Group Ltd. (a)	17,364,000	5,433
Corus Entertainment, Inc. Class B (non-vtg.) (c)	639,800	4,444
Crown Media Holdings, Inc. Class A (b)	1,665,779	7,479
Discovery Communications, Inc. Class A (b)(c)	491,400	13,558
DreamWorks Animation SKG, Inc. Class A (b)(c)	1,900,000	48,716
Gannett Co., Inc.	1,400,000	20,776
GfK AG	158,400	4,811
Harte-Hanks, Inc.	809,300	2,768
Hyundai HCN	2,723,979	7,071
Intage Holdings, Inc. (a)	1,800,000	21,539
Ipsos SA	9,659	198
ITE Group PLC	93,900	188
Live Nation Entertainment, Inc. (b)	1,100,000	24,970
Pico Far East Holdings Ltd.	20,242,000	4,973
Proto Corp.	393,100	5,604
RKB Mainichi Broadcasting Corp.	232,000	1,931
Saga Communications, Inc. Class A	400,000	16,764
Sky Network Television Ltd.	6,386,309	18,899
Starz Series A (b)	1,933,000	54,955
STW Group Ltd.	4,478,904	2,419
Tegna, Inc.	751,200	18,036
Television Broadcasts Ltd.	3,762,900	13,178
TOW Co. Ltd. (a)	2,000,000	10,399
TVA Group, Inc. Class B (non-vtg.) (b)	3,376,003	10,844
Twenty-First Century Fox, Inc.:
Class A	450,000	12,137
Class B	49,300	1,336
WOWOW INC.	93,000	2,230
		335,656
Multiline Retail - 4.0%
Lifestyle International Holdings Ltd.	37,176,000	46,022
Next PLC (a)	14,902,600	1,477,094
Watts Co. Ltd. (a)	1,262,700	8,601
		1,531,717
Specialty Retail - 13.2%
Aarons, Inc. Class A	454,600	10,401
ABC-MART, Inc.	98,300	5,351
Abercrombie & Fitch Co. Class A (a)(c)	6,867,900	180,214
Adastria Co. Ltd.	190,000	11,424
AT-Group Co. Ltd.	1,170,000	23,761
AutoZone, Inc. (b)	814,565	625,089
Bed Bath & Beyond, Inc. (b)	5,972,900	257,850
Best Buy Co., Inc. (a)	30,701,700	857,498
BMTC Group, Inc. (a)	5,066,600	48,463
Bonia Corp. Bhd	2,503,000	421
Bonjour Holdings Ltd.	4,241,000	198
Buffalo Co. Ltd.	101,700	670
Cash Converters International Ltd.	22,502,803	8,387
Chico's FAS, Inc.	1,900,000	19,741
CST Brands, Inc.	2,600,000	100,724
Delek Automotive Systems Ltd.	707,400	6,289
Destination Maternity Corp.	280,000	1,873
DSW, Inc. Class A (c)	4,200,000	100,842
Folli Follie SA (a)	4,019,200	63,132
Formosa Optical Technology Co. Ltd.	659,000	1,583
Fourlis Holdings SA (b)	477,400	1,362
GameStop Corp. Class A (a)(c)	8,390,000	219,902
GNC Holdings, Inc.	4,902,806	137,328
Goldlion Holdings Ltd.	18,126,000	6,725
Guess?, Inc. (a)	7,600,000	140,904
Halfords Group PLC	1,221,900	6,642
Hibbett Sports, Inc. (b)	554,207	17,823
Hour Glass Ltd.	8,163,900	4,287
IA Group Corp. (a)	790,000	5,044
John David Group PLC	2,598,900	42,472
Jumbo SA (a)	10,951,768	116,323
K's Denki Corp.	2,240,000	76,296
Ku Holdings Co. Ltd.	929,100	6,204
Kyoto Kimono Yuzen Co. Ltd. (a)	1,040,800	7,463
Le Chateau, Inc. Class A (sub. vtg.) (b)	1,780,000	273
Leon's Furniture Ltd.	284,200	2,818
Lewis Group Ltd.	1,176,500	3,240
Mr. Bricolage SA (a)	940,075	12,847
Nafco Co. Ltd. (a)	2,117,100	32,791
Office Depot, Inc. (b)	1,526,200	7,860
Outerwall, Inc.	20,000	676
Pal Co. Ltd.	1,155,200	23,936
Ross Stores, Inc.	17,812,800	1,002,148
Sally Beauty Holdings, Inc. (b)	3,641,200	100,351
Second Chance Properties Ltd.	1,971,200	336
Second Chance Properties Ltd. warrants 7/24/17 (b)	8,528,200	12
Select Comfort Corp. (b)	1,552,400	32,694
Silvano Fashion Group A/S	7,339	10
Sonic Automotive, Inc. Class A (sub. vtg.)	948,100	16,231
Staples, Inc.	21,705,500	193,613
Super Retail Group Ltd. (c)	1,350,000	9,868
The Buckle, Inc. (a)(c)	3,949,685	112,250
The Stanley Gibbons Group PLC (c)	1,021,000	1,055
Urban Outfitters, Inc. (b)	2,950,000	67,496
USS Co. Ltd.	8,515,200	130,808
Vitamin Shoppe, Inc. (b)	250,600	7,626
Williams-Sonoma, Inc.	181,800	9,392
Workman Co. Ltd. (a)	1,238,300	71,918
Zumiez, Inc. (a)(b)	1,839,400	33,312
		4,986,247
Textiles, Apparel & Luxury Goods - 2.1%
Bijou Brigitte Modische Accessoires AG	40,800	2,473
Coach, Inc.	2,610,000	96,701
Daphne International Holdings Ltd. (b)	908,000	123
Deckers Outdoor Corp. (b)	37,600	1,860
Embry Holdings Ltd.	1,474,000	722
Fossil Group, Inc. (a)(b)(c)	4,150,000	135,290
Geox SpA (b)	1,000,000	3,877
Gildan Activewear, Inc.	9,015,200	227,552
Hampshire Group Ltd. (a)(b)	832,600	167
Handsome Co. Ltd. (a)	2,125,000	71,816
JLM Couture, Inc. (a)(b)	175,000	569
Michael Kors Holdings Ltd. (b)	50,000	1,995
Movado Group, Inc.	73,790	1,896
Portico International Holdings (b)	11,139,000	3,495
Steven Madden Ltd. (b)	1,031,600	33,310
Sun Hing Vision Group Holdings Ltd. (a)	21,665,000	7,255
Texwinca Holdings Ltd.	54,296,000	52,539
Van de Velde	50,000	3,053
Vera Bradley, Inc. (b)	1,072,100	15,846
Victory City International Holdings Ltd.	60,088,150	5,584
Youngone Corp.	500,000	21,231
Youngone Holdings Co. Ltd. (a)	889,600	51,045
Yue Yuen Industrial (Holdings) Ltd.	11,902,000	41,106
		779,505

TOTAL CONSUMER DISCRETIONARY		10,156,035

CONSUMER STAPLES - 7.7%
Beverages - 1.2%
Baron de Ley SA (b)	144,800	15,042
C&C Group PLC	3,273,866	12,738
Kweichow Moutai Co. Ltd.	275,110	8,441
Monster Beverage Corp.	2,443,500	329,946
Muhak Co. Ltd. (a)(b)	2,799,256	70,936
Olvi PLC (A Shares)	25,969	630
Spritzer Bhd	2,350,100	1,338
Synergy Co. (b)	92,760	558
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	494,860	1,551
		441,180
Food & Staples Retailing - 4.9%
Andersons, Inc.	20,000	586
Aoki Super Co. Ltd.	185,000	1,947
Belc Co. Ltd. (a)	1,850,100	69,277
Cosmos Pharmaceutical Corp. (a)(c)	1,428,200	215,701
Create SD Holdings Co. Ltd. (a)	6,046,500	130,673
Daikokutenbussan Co. Ltd.	633,400	22,589
Dong Suh Companies, Inc.	2,500,000	65,245
Fyffes PLC (Ireland) (a)	26,689,800	41,885
Genky Stores, Inc. (a)(c)	417,300	9,861
Greggs PLC	1,000,000	14,904
Halows Co. Ltd. (a)	1,410,500	34,918
Jeronimo Martins SGPS SA	1,809,000	25,229
Kusuri No Aoki Co. Ltd.	900,000	38,871
Majestic Wine PLC (a)(c)	3,600,000	18,402
MARR SpA	371,400	7,120
Metro, Inc. Class A (sub. vtg.) (a)	27,968,999	826,752
Qol Co. Ltd. (a)	1,824,100	26,727
Retail Partners Co. Ltd.	420,800	3,895
Safeway, Inc.:
rights	16,069,900	0
rights	16,069,900	2,893
Sligro Food Group NV	1,081,000	39,623
Sundrug Co. Ltd.	1,793,000	118,785
Tesco PLC (b)	11,843,800	29,469
Total Produce PLC	9,746,100	14,537
United Natural Foods, Inc. (b)	50,000	1,751
Valor Holdings Co. Ltd.	211,500	4,579
Walgreens Boots Alliance, Inc.	143,200	11,416
Welcia Holdings Co. Ltd. (c)	128,100	6,916
Whole Foods Market, Inc.	425,000	12,457
Yaoko Co. Ltd.	1,147,600	48,067
		1,845,075
Food Products - 1.5%
Archer Daniels Midland Co.	50,000	1,768
Aryzta AG	1,614,470	73,867
Blue Buffalo Pet Products, Inc. (b)	50,000	851
Cranswick PLC	900,000	26,950
Dean Foods Co. (c)	950,000	18,981
Devro PLC	2,690,800	11,490
Dutch Lady Milk Industries Bhd	100,000	1,151
Food Empire Holdings Ltd. (a)(b)	47,513,200	6,860
Fresh Del Monte Produce, Inc. (a)	5,454,100	222,582
Hilton Food Group PLC	649,900	4,854
Inventure Foods, Inc. (b)(c)	638,300	3,587
Lifeway Foods, Inc. (b)	150,000	1,923
Nam Yang Dairy Products	11,000	6,923
Pacific Andes International Holdings Ltd. (b)	112,566,500	1,878
Pacific Andes Resources Development Ltd. (b)	210,795,093	3,255
Patties Food Ltd.	3,389,059	2,737
President Rice Products PCL	1,162,600	1,712
Rocky Mountain Chocolate Factory, Inc. (a)	425,000	4,446
Samyang Corp.	83,812	7,946
Seaboard Corp. (b)	43,228	124,367
Select Harvests Ltd. (a)	4,844,975	18,464
Sunjin Co. Ltd. (a)	813,630	18,995
Synear Food Holdings Ltd. (b)	38,027,000	0
United Food Holdings Ltd.	2,027,250	147
		565,734
Household Products - 0.0%
Energizer Holdings, Inc.	550,000	17,622
Personal Products - 0.1%
Grape King Bio Ltd.	1,748,000	9,546
Inter Parfums, Inc.	150,000	4,028
Nutraceutical International Corp. (a)(b)	1,034,904	24,527
Sarantis SA (a)	2,187,300	17,282
		55,383
Tobacco - 0.0%
Karelia Tobacco Co., Inc. (b)	1,755	478

TOTAL CONSUMER STAPLES		2,925,472

ENERGY - 2.6%
Energy Equipment & Services - 0.8%
AKITA Drilling Ltd. Class A (non-vtg.)	1,608,300	7,462
Atwood Oceanics, Inc. (a)(c)	6,356,600	38,966
Boustead Singapore Ltd.	3,761,625	2,097
Bristow Group, Inc.	160,900	3,743
Carbo Ceramics, Inc. (a)(c)	2,144,300	35,488
Cathedral Energy Services Ltd.	1,449,300	367
Divestco, Inc. (b)	3,167,000	79
Farstad Shipping ASA (a)	2,895,800	5,133
FMC Technologies, Inc. (b)	4,886	123
Fugro NV (Certificaten Van Aandelen) (b)	1,730,400	25,495
Geospace Technologies Corp. (a)(b)	1,254,800	13,564
Gulfmark Offshore, Inc. Class A (b)	664,730	2,519
Nabors Industries Ltd.	649,723	4,782
National Oilwell Varco, Inc.	5,000	163
Oil States International, Inc. (a)(b)	2,596,100	73,288
PHX Energy Services Corp.	141,000	151
Precision Drilling Corp.	1,503,500	5,119
ProSafe ASA (c)	8,817,600	14,367
Shinko Plantech Co. Ltd.	1,194,100	9,383
Solstad Offshore ASA	1,044,000	2,079
Total Energy Services, Inc. (a)	2,245,400	23,001
Unit Corp. (a)(b)	4,720,800	49,238
		316,607
Oil, Gas & Consumable Fuels - 1.8%
Adams Resources & Energy, Inc.	143,951	4,847
Beach Energy Ltd. (c)	14,386,674	3,914
Boardwalk Pipeline Partners, LP	615,000	6,710
Bonavista Energy Corp. (c)	379,000	519
Contango Oil & Gas Co. (a)(b)	1,215,905	7,794
Denbury Resources, Inc. (c)	8,279,800	12,916
Eni SpA	10,500,000	152,377
Fuji Kosan Co. Ltd. (a)	696,100	2,492
Fuji Oil Co. Ltd.	2,053,800	5,033
Great Eastern Shipping Co. Ltd.	4,800,000	23,901
Hankook Shell Oil Co. Ltd.	58,000	23,264
HollyFrontier Corp.	288,600	10,092
Marathon Oil Corp.	2,602,262	25,320
Michang Oil Industrial Co. Ltd. (a)	173,900	11,281
Murphy Oil Corp. (c)	5,800,000	113,738
Newfield Exploration Co. (b)	1,717,941	49,941
Swift Energy Co. (b)	1,582,300	134
Tesoro Corp.	1,384,978	120,839
Tsakos Energy Navigation Ltd.	300,000	1,746
Uehara Sei Shoji Co. Ltd.	883,000	3,821
Ultra Petroleum Corp. (b)(c)	1,729,100	3,908
W&T Offshore, Inc. (b)(c)	1,338,700	2,610
Whiting Petroleum Corp. (b)	322,700	2,372
World Fuel Services Corp.	2,241,458	87,305
WPX Energy, Inc. (b)	877,671	4,757
		681,631

TOTAL ENERGY		998,238

FINANCIALS - 11.7%
Banks - 1.4%
ACNB Corp.	119,600	2,575
Allegiance Bancshares, Inc. (b)(c)	631,000	11,705
Bank of Ireland (b)	375,071,900	122,101
BBCN Bancorp, Inc.	2,318,800	35,246
Camden National Corp.	43,768	1,837
Cathay General Bancorp	2,500,000	70,000
CIT Group, Inc.	68,400	2,008
Codorus Valley Bancorp, Inc. (a)	633,946	12,952
ConnectOne Bancorp, Inc.	750,000	12,473
Dimeco, Inc.	26,438	978
Eagle Bancorp, Inc. (b)	500,000	23,620
East West Bancorp, Inc.	825,000	26,747
EFG Eurobank Ergasias SA (b)	139,895	116
Farmers & Merchants Bancorp, Inc.	41,900	1,115
First Bancorp, Puerto Rico (b)	7,428,572	19,314
First NBC Bank Holding Co. (b)	429,500	13,482
First Niagara Financial Group, Inc.	947,700	9,278
First West Virginia Bancorp, Inc.	75,600	1,315
German American Bancorp, Inc.	9,872	314
Investors Bancorp, Inc.	2,127,600	24,872
LCNB Corp. (a)	694,913	11,362
Norwood Financial Corp. (a)	189,410	5,258
OFG Bancorp (a)(c)	2,412,842	13,560
Pacific Premier Bancorp, Inc. (b)	827,800	16,995
Popular, Inc.	1,629,000	40,953
SpareBank 1 SR-Bank ASA (primary capital certificate)	1,347,250	5,576
Sparebanken More (primary capital certificate)	227,634	4,964
Sparebanken Nord-Norge	2,132,700	8,619
Stock Yards Bancorp, Inc.	71,100	2,779
Trico Bancshares	362,884	9,257
Wilshire Bancorp, Inc.	1,242,400	13,157
		524,528
Capital Markets - 0.2%
AllianceBernstein Holding LP	665,000	12,263
American Capital Ltd. (b)	360,300	5,051
Federated Investors, Inc. Class B (non-vtg.)	341,000	8,624
Franklin Resources, Inc.	672,200	23,298
GAMCO Investors, Inc. Class A	21,700	631
Lazard Ltd. Class A	25,000	900
NorthStar Asset Management Group, Inc.	184,200	2,126
OFS Capital Corp.	2,702	30
State Street Corp.	255,400	14,233
Waddell & Reed Financial, Inc. Class A	525,000	14,406
		81,562
Consumer Finance - 0.6%
Aeon Credit Service (Asia) Co. Ltd.	13,922,000	9,283
EZCORP, Inc. (non-vtg.) Class A (b)	901,300	2,740
Green Dot Corp. Class A (b)	2,400,000	42,648
H&T Group PLC	588,400	1,623
Navient Corp.	91,100	871
Nicholas Financial, Inc. (b)	236,700	2,450
Santander Consumer U.S.A. Holdings, Inc. (b)	4,100,000	42,845
SLM Corp. (b)	1,777,400	11,375
Synchrony Financial (b)	3,378,500	96,017
		209,852
Diversified Financial Services - 0.3%
Credit Analysis & Research Ltd. (b)	35,698	643
Leucadia National Corp.	539,000	8,926
Newship Ltd. (b)	2,500	891
NICE Holdings Co. Ltd.	200,000	3,447
Ricoh Leasing Co. Ltd.	836,200	26,097
Voya Financial, Inc.	1,965,500	60,105
		100,109
Insurance - 7.9%
Admiral Group PLC	500,000	12,704
AEGON NV	52,037,800	294,272
AFLAC, Inc.	324,800	18,825
Amlin PLC	1,963,900	18,744
April (a)	2,511,300	33,581
Assurant, Inc. (a)	4,678,900	380,441
Axis Capital Holdings Ltd. (a)	6,742,500	363,488
CNO Financial Group, Inc.	1,090,800	18,980
Endurance Specialty Holdings Ltd.	2,353,000	145,721
FBD Holdings PLC	158,400	1,108
Genworth Financial, Inc. Class A (b)	15,099,800	41,977
Hartford Financial Services Group, Inc.	6,050,000	243,089
Hiscox Ltd.	1,155,528	16,412
James River Group Holdings Ltd.	491,600	16,675
Lincoln National Corp.	7,075,800	279,211
MBIA, Inc. (b)	374,300	2,493
MetLife, Inc.	814,500	36,367
National Interstate Corp.	835,300	20,490
National Western Life Group, Inc.	134,670	31,072
NN Group NV	1,216,285	41,206
Primerica, Inc.	474,700	21,366
Progressive Corp.	546,900	17,091
RenaissanceRe Holdings Ltd. (a)	2,805,700	316,062
Torchmark Corp.	769,850	41,834
Universal Insurance Holdings, Inc.	18,200	341
Unum Group (a)	17,856,200	511,402
Validus Holdings Ltd.	1,705,000	75,429
		3,000,381
Real Estate Investment Trusts - 0.5%
Annaly Capital Management, Inc.	15,768,400	149,800
NorthStar Realty Finance Corp.	486,700	5,777
Nsi NV	72,825	297
VEREIT, Inc.	4,233,500	32,640
WP Glimcher, Inc.	91,100	827
		189,341
Real Estate Management & Development - 0.4%
Anabuki Kosan, Inc.	469,500	966
Century21 Real Estate Japan Ltd. (c)	106,200	1,044
Devine Ltd. (b)	1,923,138	922
Leopalace21 Corp. (b)	4,640,700	25,703
Relo Holdings Corp. (a)	1,082,700	129,637
Tejon Ranch Co. (b)	358,700	7,016
		165,288
Thrifts & Mortgage Finance - 0.4%
ASAX Co. Ltd.	87,400	1,023
BofI Holding, Inc. (b)(c)	530,000	9,095
Farmer Mac Class C (non-vtg.)	620,400	20,231
Genworth MI Canada, Inc.	4,369,500	75,575
Genworth Mortgage Insurance Ltd. (c)	7,889,451	14,637
Lake Sunapee Bank Group	191,500	2,631
Meridian Bancorp, Inc.	1,028,900	14,456
		137,648

TOTAL FINANCIALS		4,408,709

HEALTH CARE - 11.9%
Biotechnology - 1.2%
Amgen, Inc.	2,715,000	414,662
Baxalta, Inc.	1,000,000	40,010
		454,672
Health Care Equipment & Supplies - 1.2%
Apex Biotechnology Corp.	1,400,000	1,772
Arts Optical International Holdings Ltd. (a)	30,742,640	11,461
Atrion Corp.	9,170	3,444
Boston Scientific Corp. (b)	1,090,800	19,122
Exactech, Inc. (b)	197,600	3,954
Hoshiiryou Sanki Co. Ltd. (a)	325,700	8,518
Huvitz Co. Ltd.	100,000	1,306
Microlife Corp.	3,130,500	8,035
Mindray Medical International Ltd. sponsored ADR	1,043,900	28,185
Nakanishi, Inc.	615,900	24,063
Pacific Hospital Supply Co. Ltd.	400,000	998
Prim SA (a)	1,569,500	14,641
ResMed, Inc.	214,700	12,173
Span-America Medical System, Inc. (a)	270,000	5,211
St. Jude Medical, Inc.	2,226,600	117,698
St.Shine Optical Co. Ltd.	2,224,000	42,984
Supermax Corp. Bhd	24,500,000	17,573
Techno Medica Co. Ltd.	42,100	905
Top Glove Corp. Bhd	1,800,000	2,355
Utah Medical Products, Inc. (a)	384,600	21,680
Zimmer Biomet Holdings, Inc.	1,129,244	112,089
		458,167
Health Care Providers & Services - 8.4%
A/S One Corp.	129,100	4,507
Aceto Corp.	300,000	6,855
Aetna, Inc.	4,640,700	472,609
Almost Family, Inc. (a)(b)	817,100	31,246
Amedisys, Inc. (b)	42,000	1,502
Anthem, Inc.	2,036,300	265,717
Diversicare Healthcare Services, Inc.	17,925	141
DVx, Inc. (a)	762,400	6,921
Farmacol SA (b)	47,000	632
Grupo Casa Saba SA de CV (b)	11,731,100	0
Hanger, Inc. (a)(b)	2,739,900	36,961
Hi-Clearance, Inc.	1,489,000	4,352
LHC Group, Inc. (a)(b)	1,100,000	41,712
Lifco AB	650,000	14,458
Medica Sur SA de CV	371,400	816
MEDNAX, Inc. (b)	181,000	12,572
National Healthcare Corp.	6,047	382
Pelion SA (a)	571,700	7,553
The Ensign Group, Inc.	1,191,000	26,738
Triple-S Management Corp. (a)(b)	2,066,100	46,053
Tsukui Corp. (a)	2,284,800	24,877
U.S. Physical Therapy, Inc.	138,300	7,074
United Drug PLC (United Kingdom)	9,500,000	71,013
UnitedHealth Group, Inc.	17,970,100	2,069,443
Wellcare Health Plans, Inc. (b)	50,000	3,799
WIN-Partners Co. Ltd. (a)	1,380,200	17,720
		3,175,653
Health Care Technology - 0.0%
Arrhythmia Research Technology, Inc. (b)	82,600	358
ND Software Co. Ltd. (a)	1,315,600	11,364
		11,722
Pharmaceuticals - 1.1%
Biofermin Pharmaceutical Co. Ltd.	25,000	815
Bliss Gvs Pharma Ltd. (b)	4,000,000	10,489
Daewon Pharmaceutical Co. Ltd. (a)	1,679,963	26,281
Daewoong Co. Ltd.	70,000	3,740
DongKook Pharmaceutical Co. Ltd. (a)	623,700	33,733
FDC Ltd.	3,534,000	10,244
Fuji Pharma Co. Ltd.	280,300	5,272
Genomma Lab Internacional SA de CV (b)(c)	1,375,024	925
Indivior PLC	16,968,300	36,734
Jeil Pharmaceutical Co.	30,597	978
Kwang Dong Pharmaceutical Co. Ltd. (a)	3,100,000	32,020
Kyung Dong Pharmaceutical Co. Ltd.	48,531	753
Mylan N.V.	409,100	21,555
Pharmstandard OJSC (b)	18,497	263
Phibro Animal Health Corp. Class A	294,900	9,894
Recordati SpA	6,000,000	148,711
Torrent Pharmaceuticals Ltd.	150,000	3,103
Tsumura & Co.	1,100,000	29,964
Whanin Pharmaceutical Co. Ltd. (a)	1,750,000	29,624
		405,098

TOTAL HEALTH CARE		4,505,312

INDUSTRIALS - 7.8%
Aerospace & Defense - 0.2%
Aerojet Rocketdyne Holdings, Inc. (b)	1,557,475	25,620
BWX Technologies, Inc.	488,300	14,620
Engility Holdings, Inc.	825,000	11,146
KLX, Inc. (b)	747,127	21,839
		73,225
Air Freight & Logistics - 0.3%
Air T, Inc. (a)(b)	210,000	4,337
Atlas Air Worldwide Holdings, Inc. (a)(b)	1,700,000	62,441
Hub Group, Inc. Class A (b)	526,197	16,033
Yusen Logistics Co. Ltd. (a)	3,260,000	38,652
		121,463
Building Products - 0.0%
Kondotec, Inc. (a)	1,626,000	10,177
Commercial Services & Supplies - 0.8%
1010 Printing Group Ltd.	20,995,640	2,606
AJIS Co. Ltd. (a)	487,500	14,629
Asia File Corp. Bhd	4,480,000	5,685
CECO Environmental Corp.	927,200	7,232
Civeo Corp. (a)(b)(c)	10,591,039	11,438
Essendant, Inc. (a)	2,101,244	62,743
Fursys, Inc. (a)	950,000	27,855
Matthews International Corp. Class A	180,000	8,984
Mears Group PLC	1,551,715	9,453
Mitie Group PLC (a)	19,879,305	80,312
Moleskine SpA	324,800	571
Multi-Color Corp.	49,300	3,107
Nac Co. Ltd. (a)	1,131,400	8,499
NICE Total Cash Management Co., Ltd. (a)	1,450,000	7,349
Prestige International, Inc.	751,100	7,334
RPS Group PLC	556,900	1,456
VICOM Ltd.	3,077,500	12,746
West Corp.	1,259,800	22,815
		294,814
Construction & Engineering - 1.0%
AECOM (a)(b)	7,944,295	217,991
Arcadis NV	1,160,300	15,560
Astaldi SpA	2,589,900	13,074
Ausdrill Ltd.	2,288,679	382
Boustead Projects Pte Ltd. (b)	1,128,487	535
C-Cube Corp.	352,400	1,135
Daiichi Kensetsu Corp. (a)	1,887,800	17,163
Engineers India Ltd.	1,500,000	4,282
Geumhwa PSC Co. Ltd. (a)	325,000	8,638
Jacobs Engineering Group, Inc. (b)	211,800	8,309
Kyeryong Construction Industrial Co. Ltd. (a)(b)	700,000	5,293
Meisei Industrial Co. Ltd.	1,206,100	4,501
Mirait Holdings Corp.	1,683,700	13,116
MYR Group, Inc. (b)	19,700	394
Nippon Rietec Co. Ltd.	1,277,000	9,220
Sanyo Engineering & Construction, Inc.	265,900	1,160
Severfield PLC	3,016,733	2,540
Shinnihon Corp.	1,719,500	8,320
ShoLodge, Inc. (a)(b)	453,027	0
Sterling Construction Co., Inc. (a)(b)	1,730,400	9,310
Tutor Perini Corp. (b)	500,000	6,605
United Integration Services Co. Ltd.	5,143,500	6,628
Vianini Lavori SpA	649,900	4,787
		358,943
Electrical Equipment - 0.8%
Aichi Electric Co. Ltd.	1,672,000	4,846
Aros Quality Group AB	792,100	11,545
AZZ, Inc. (a)	1,357,600	69,889
Bharat Heavy Electricals Ltd.	21,000,000	43,244
Chiyoda Integre Co. Ltd.	475,600	12,011
EnerSys	272,700	13,207
FW Thorpe PLC	4,774,900	15,743
Graphite India Ltd.	977,389	1,068
Hammond Power Solutions, Inc. Class A	400,100	1,768
I-Sheng Electric Wire & Cable Co. Ltd. (a)	12,500,000	12,610
Jinpan International Ltd.	93,900	489
Korea Electric Terminal Co. Ltd. (a)	700,000	58,154
Servotronics, Inc. (a)	148,500	1,090
TKH Group NV unit	1,698,300	63,116
		308,780
Industrial Conglomerates - 1.5%
DCC PLC (United Kingdom) (a)	7,100,000	548,141
Reunert Ltd.	1,856,400	7,510
		555,651
Machinery - 1.6%
Aalberts Industries NV (a)	8,550,000	270,051
Allison Transmission Holdings, Inc.	114,330	2,720
ASL Marine Holdings Ltd. (a)	30,678,900	7,143
CKD Corp.	1,447,900	13,569
Flowserve Corp.	295,775	11,429
Foremost Income Fund (b)	2,141,103	7,978
Gencor Industries, Inc. (b)	264,900	3,123
Global Brass & Copper Holdings, Inc.	50,000	1,036
Hillenbrand, Inc.	477,200	12,923
Hurco Companies, Inc. (a)	525,000	14,175
Hwacheon Machine Tool Co. Ltd. (a)	219,900	9,496
Hyster-Yale Materials Handling:
Class A (a)	226,500	11,764
Class B (a)(b)	310,000	16,101
Ihara Science Corp. (a)	1,076,000	7,088
ITT Corp.	22,700	737
Jaya Holdings Ltd. (a)(b)	3,378,840	904
Joy Global, Inc.	4,886	49
Kennametal, Inc.	963,200	17,049
Kyowakogyosyo Co. Ltd. (a)	341,000	1,589
Maruzen Co. Ltd. (a)	1,735,000	13,821
Metka SA	787,800	5,965
Mincon Group PLC	2,019,144	1,487
Mirle Automation Corp.	4,200,000	4,163
Nadex Co. Ltd. (a)	869,000	3,489
Nakano Refrigerators Co. Ltd.	18,500	463
Nitchitsu Co. Ltd.	419,000	606
Oshkosh Corp. (c)	2,375,000	78,209
Semperit AG Holding	488,700	14,699
SIMPAC, Inc.	583,000	2,609
Takamatsu Machinery Co. Ltd.	384,600	2,281
Techno Smart Corp. (a)	979,000	2,762
Terex Corp.	1,150,000	25,760
Tocalo Co. Ltd. (a)	859,800	16,444
TriMas Corp. (b)	1,698,752	29,371
Trinity Industrial Corp.	787,000	2,912
		613,965
Marine - 0.0%
Tokyo Kisen Co. Ltd. (a)	905,000	4,906
Professional Services - 0.5%
Akka Technologies SA (a)	1,207,655	34,741
Boardroom Ltd.	2,811,242	1,167
CBIZ, Inc. (b)	490,000	4,949
Clarius Group Ltd. (b)	3,522,977	516
CRA International, Inc. (b)	172,000	3,204
Exova Group Ltd. PLC	2,371,700	4,434
ICF International, Inc. (b)	351,666	12,030
McMillan Shakespeare Ltd.	93,143	848
Sporton International, Inc.	305,803	1,832
Stantec, Inc.	3,600,000	87,732
Synergie SA	139,200	3,644
VSE Corp. (a)	445,100	26,706
		181,803
Road & Rail - 0.7%
Alps Logistics Co. Ltd. (a)	1,559,900	16,740
Chilled & Frozen Logistics Holdings Co. Ltd. (a)(b)	1,360,096	10,331
CSX Corp.	975,780	22,462
Daqin Railway Co. Ltd. (A Shares)	26,000,000	27,101
Hamakyorex Co. Ltd. (a)	1,368,600	23,549
Heartland Express, Inc. (c)	576,700	9,890
Higashi Twenty One Co. Ltd.	273,300	685
Knight Transportation, Inc.	200,000	4,894
Roadrunner Transportation Systems, Inc. (a)(b)	2,435,415	19,288
Sakai Moving Service Co. Ltd. (a)	1,422,600	34,030
Trancom Co. Ltd. (a)	934,200	55,804
Universal Truckload Services, Inc. (a)	1,669,500	21,553
		246,327
Trading Companies & Distributors - 0.4%
AddTech AB (B Shares)	1,346,000	18,535
AerCap Holdings NV (b)	369,136	11,336
Goodfellow, Inc. (a)	789,600	5,524
Hanwa Co. Ltd.	588,000	2,469
HERIGE	66,653	1,381
Houston Wire & Cable Co. (a)	1,141,600	6,290
KS Energy Services Ltd. (b)	14,387,700	1,841
Meiwa Corp.	1,412,700	4,599
Mitani Shoji Co. Ltd.	742,600	18,843
MRC Global, Inc. (b)	1,495,030	15,025
Otec Corp.	135,800	911
Parker Corp. (a)	2,426,000	6,726
Richelieu Hardware Ltd. (c)	316,700	15,291
Senshu Electric Co. Ltd. (a)	977,400	13,086
Strongco Corp. (a)(b)	927,888	1,060
Tanaka Co. Ltd.	39,900	220
TECHNO ASSOCIE Co. Ltd.	278,600	2,417
Titan Machinery, Inc. (b)	1,048,804	8,904
Totech Corp. (a)	974,800	7,330
Veritiv Corp. (b)	293,042	9,040
Willis Lease Finance Corp. (b)	18,149	321
		151,149
Transportation Infrastructure - 0.0%
Isewan Terminal Service Co. Ltd. (a)	1,411,800	8,084
Meiko Transportation Co. Ltd.	905,000	7,416
Sinwa Ltd. (a)	22,279,400	2,993
		18,493

TOTAL INDUSTRIALS		2,939,696

INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 0.1%
Bel Fuse, Inc. Class A (a)	196,500	2,690
Black Box Corp. (a)	1,626,100	12,391
ClearOne, Inc.	190,100	2,293
CommScope Holding Co., Inc. (b)	120,700	2,706
Juniper Networks, Inc.	171,590	4,050
NETGEAR, Inc. (b)	412,449	15,413
Tessco Technologies, Inc. (a)	488,113	8,064
		47,607
Electronic Equipment & Components - 3.7%
A&D Co. Ltd.	925,000	3,078
AAC Technology Holdings, Inc.	371,500	2,380
Beijer Electronics AB	117,100	671
CDW Corp.	877,000	33,721
Corning, Inc.	1,862,400	34,659
DigiTech Systems Co., Ltd. (b)	725,000	0
Dolby Laboratories, Inc. Class A	9,872	355
Dynapack International Technology Corp.	3,200,000	4,433
Elec & Eltek International Co. Ltd.	1,628,700	1,010
Elematec Corp. (a)	1,086,000	21,708
Excel Co. Ltd. (a)(c)	823,400	9,996
FLIR Systems, Inc.	650,000	19,006
Hi-P International Ltd.	19,073,100	5,475
Hon Hai Precision Industry Co. Ltd. (Foxconn)	165,887,400	388,456
Huan Hsin Holdings Ltd. (b)	3,545,900	27
IDIS Holdings Co. Ltd. (a)	800,000	10,522
Image Sensing Systems, Inc. (b)	90,000	288
Insight Enterprises, Inc. (b)	1,145,900	27,078
Intelligent Digital Integrated Security Co. Ltd. (a)	900,010	13,338
INTOPS Co. Ltd. (a)	859,900	14,020
Isra Vision AG (a)	396,300	26,043
Keysight Technologies, Inc. (b)	4,300,000	100,620
Kingboard Chemical Holdings Ltd. (a)	85,577,000	131,595
Kingboard Laminates Holdings Ltd.	8,145,000	3,298
Lumax International Corp. Ltd.	1,800,000	2,285
Mesa Laboratories, Inc. (a)	275,000	28,600
Multi-Fineline Electronix, Inc. (b)	585,000	9,787
Muramoto Electronic Thailand PCL (For. Reg.) (a)	1,392,200	10,901
Neonode, Inc. (a)(b)(c)	2,978,151	6,999
Nippo Ltd. (a)	825,521	2,146
Orbotech Ltd. (b)	702,721	14,666
Pinnacle Technology Holdings Ltd. (b)	8,632,400	5,575
Redington India Ltd. (b)	4,700,000	7,210
ScanSource, Inc. (a)(b)	2,245,600	70,467
Shibaura Electronics Co. Ltd. (a)	704,000	9,754
Sigmatron International, Inc. (a)(b)	260,400	1,719
Simplo Technology Co. Ltd.	9,000,000	27,112
SYNNEX Corp. (a)	3,160,000	265,282
Taitron Components, Inc. Class A (sub. vtg.) (b)	60,000	60
Tomen Devices Corp. (a)	615,400	9,675
Tripod Technology Corp.	600,000	986
TTM Technologies, Inc. (b)	1,494,033	8,710
UKC Holdings Corp. (a)	1,420,800	29,697
Universal Security Instruments, Inc. (b)	100,000	408
VST Holdings Ltd. (a)	132,871,900	24,070
Wireless Telecom Group, Inc. (b)	454,800	682
		1,388,568
Internet Software & Services - 0.2%
Bankrate, Inc. (b)	1,092,040	12,493
eBay, Inc. (b)	100,000	2,346
Gabia, Inc. (a)	1,112,010	6,289
Liquidity Services, Inc. (b)	393,100	2,559
Melbourne IT Ltd. (a)	5,450,000	8,296
NetGem SA	928,200	2,172
Rackspace Hosting, Inc. (b)	267,800	5,412
Rentabiliweb Group SA (b)	83,500	571
Softbank Technology Corp.	140,300	1,476
Stamps.com, Inc. (b)	279,500	26,223
		67,837
IT Services - 4.7%
ALTEN	727,300	40,938
Amdocs Ltd.	7,298,000	399,493
Argo Graphics, Inc.	417,500	6,186
Blackhawk Network Holdings, Inc. (b)	1,864,686	70,280
Calian Technologies Ltd. (a)	704,700	8,054
Cardtronics, Inc. (b)	693,400	21,364
CGI Group, Inc. Class A (sub. vtg.) (b)	110,100	4,719
Computer Sciences Corp.	4,058,800	130,166
Computer Services, Inc.	255,300	9,446
CSE Global Ltd. (a)	44,427,100	13,741
CSRA, Inc.	4,058,800	108,695
Data#3 Ltd.	3,062,963	2,579
Dimerco Data System Corp.	510,000	335
eClerx Services Ltd.	1,800,000	37,541
EOH Holdings Ltd. (a)	7,224,300	61,263
Estore Corp.	155,000	2,033
EVERTEC, Inc.	1,763,000	24,224
ExlService Holdings, Inc. (b)	306,906	13,400
Genpact Ltd. (b)	429,500	10,274
HIQ International AB	650,000	3,779
Indra Sistemas (a)(b)(c)	14,680,000	145,136
Know IT AB (a)	1,562,800	10,342
Leidos Holdings, Inc.	700,000	32,284
Luxoft Holding, Inc. (b)	100,000	7,508
ManTech International Corp. Class A	550,000	15,857
Mastek Ltd. (a)(b)	1,481,062	3,015
MoneyGram International, Inc. (b)	400,000	2,120
NCI, Inc. Class A (a)	750,000	9,465
Net 1 UEPS Technologies, Inc. (b)	649,900	7,071
Neustar, Inc. Class A (b)(c)	1,248,100	30,678
Rolta India Ltd. (b)	2,699,942	3,368
Science Applications International Corp.	500,000	21,310
Societe Pour L'Informatique Industrielle SA (a)	1,810,000	19,230
Softcreate Co. Ltd.	404,000	3,077
The Western Union Co.	19,900,000	355,016
TravelSky Technology Ltd. (H Shares)	1,911,000	2,919
Unisys Corp. (b)	490,570	4,817
Vantiv, Inc. (b)	545,600	25,670
Xerox Corp.	9,001,100	87,761
		1,755,154
Semiconductors & Semiconductor Equipment - 0.6%
Alpha & Omega Semiconductor Ltd. (a)(b)	1,420,000	13,561
Axell Corp. (a)	835,300	6,981
Lasertec Corp.	464,100	4,424
Leeno Industrial, Inc.	600,000	19,322
Melexis NV (a)	2,727,700	137,082
Micron Technology, Inc. (b)	875,900	9,661
Miraial Co. Ltd.	196,300	1,529
Phison Electronics Corp.	1,900,000	13,759
Powertech Technology, Inc.	9,000,000	18,814
Telechips, Inc. (a)	991,806	7,268
Trio-Tech International (a)(b)	259,900	663
Varitronix International Ltd.	7,890,000	5,601
Y.A.C. Co., Ltd.	418,300	2,936
		241,601
Software - 4.9%
Activision Blizzard, Inc.	253,060	8,812
AdaptIT Holdings Ltd.	2,871,200	2,239
ANSYS, Inc. (b)	4,524,900	399,051
AVG Technologies NV (b)	508,800	9,601
Cybernet Systems Co. Ltd.	850,000	7,100
Ebix, Inc. (a)(c)	2,970,478	101,353
Geodesic Ltd. (a)(b)	4,873,000	0
ICT Automatisering NV (a)	764,700	6,783
IGE + XAO SA	36,200	2,604
InfoVine Co. Ltd. (a)	175,000	3,420
init innovation in traffic systems AG (c)	37,652	571
Jorudan Co. Ltd. (a)	475,100	2,904
KPIT Cummins Infosystems Ltd. (b)	9,000,000	19,113
KSK Co., Ltd. (a)	580,300	5,107
Majesco Ltd. (b)	937,700	8,416
Micro Focus International PLC	300,000	5,942
Microsoft Corp.	10,500,000	578,445
NIIT Technologies Ltd.	2,018,000	16,503
Nuance Communications, Inc. (b)	645,640	11,383
Nucleus Software Exports Ltd. (a)(b)	2,200,000	7,164
Oracle Corp.	12,806,220	464,994
Pro-Ship, Inc.	137,800	2,467
Qlik Technologies, Inc. (b)	244,600	6,125
RealPage, Inc. (b)	585,700	11,298
Reckon Ltd.	93,965	139
Rovi Corp. (b)	678,900	13,211
RS Software (India) Ltd. (b)	600,000	584
Software AG (Bearer)	3,160,000	106,907
Sword Group (a)	548,794	14,771
Symantec Corp.	351,260	6,969
Synopsys, Inc. (b)	318,300	13,655
Vitec Software Group AB	950,500	7,018
Zensar Technologies Ltd.	800,000	10,709
		1,855,358
Technology Hardware, Storage & Peripherals - 3.1%
Avid Technology, Inc. (b)(c)	1,145,500	8,133
Compal Electronics, Inc.	72,000,000	41,735
EMC Corp.	587,130	14,543
Hewlett Packard Enterprise Co.	6,251,000	86,014
HP, Inc.	7,745,500	75,209
Lexmark International, Inc. Class A	2,186,600	61,684
NetApp, Inc.	50,000	1,097
QLogic Corp. (b)	250,366	3,210
Quantum Corp. (b)	5,882,700	2,795
Seagate Technology LLC (a)	27,705,000	804,830
Silicon Graphics International Corp. (b)	772,750	4,540
Super Micro Computer, Inc. (b)	1,774,600	52,848
TPV Technology Ltd.	76,016,000	8,480
		1,165,118

TOTAL INFORMATION TECHNOLOGY		6,521,243

MATERIALS - 2.4%
Chemicals - 1.6%
Aditya Birla Chemicals India Ltd. (a)(b)	2,300,000	7,632
C. Uyemura & Co. Ltd.	419,100	16,610
Chase Corp. (a)	823,000	37,817
Core Molding Technologies, Inc. (b)	378,480	4,099
Deepak Fertilisers and Petrochemicals Corp. Ltd. (a)(b)	7,569,000	16,624
Deepak Nitrite Ltd. (b)	5,000,000	4,870
EcoGreen International Group Ltd. (a)	45,624,400	8,848
FMC Corp.	3,000,000	107,160
Fujikura Kasei Co., Ltd. (a)	2,960,800	13,327
Fuso Chemical Co. Ltd.	1,223,200	16,921
Gujarat Narmada Valley Fertilizers Co. (a)(b)	13,541,878	16,570
Gujarat State Fertilizers & Chemicals Ltd. (a)(b)	31,500,000	32,604
Honshu Chemical Industry Co. Ltd. (a)	861,000	6,209
Huabao International Holdings Ltd.	4,012,000	1,496
Innospec, Inc.	785,700	39,167
Intrepid Potash, Inc. (b)	832,582	1,815
KPC Holdings Corp.	43,478	2,067
KPX Chemical Co. Ltd.	163,083	6,092
KPX Green Chemical Co. Ltd.	369,165	1,205
Kraton Performance Polymers, Inc. (b)	200,000	2,936
Miwon Chemicals Co. Ltd. (b)	55,095	2,008
Miwon Commercial Co. Ltd. (b)	13,819	2,013
Muto Seiko Co. Ltd.	271,400	1,148
Nano Chem Tech, Inc.	125,000	302
Nuplex Industries Ltd.	4,514,764	12,133
PolyOne Corp.	510,700	13,820
SK Kaken Co. Ltd.	353,000	27,671
Soda Aromatic Co. Ltd.	272,500	1,867
Soken Chemical & Engineer Co. Ltd. (a)	728,400	5,972
T&K Toka Co. Ltd. (a)	1,485,000	12,688
Thai Carbon Black PCL (For. Reg.) (b)	12,530,400	7,134
Thai Rayon PCL:
unit	93,500	95
(For. Reg.)	2,970,100	3,029
UPL Ltd.	1,000,000	6,485
Yara International ASA	4,119,200	156,158
Yip's Chemical Holdings Ltd.	28,058,000	7,815
		604,407
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (b)	760,000	4,096
Mitani Sekisan Co. Ltd. (a)	1,624,300	20,752
Titan Cement Co. SA (Reg.)	450,000	8,677
		33,525
Containers & Packaging - 0.4%
AMVIG Holdings Ltd.	2,084,600	781
Ball Corp.	226,878	15,162
Chuoh Pack Industry Co. Ltd. (a)	461,000	4,906
Kohsoku Corp. (a)	1,898,100	15,605
Samhwa Crown & Closure Co. Ltd.	50,000	1,663
Sealed Air Corp.	254,500	10,315
Silgan Holdings, Inc.	814,500	43,063
Sonoco Products Co.	348,233	13,759
The Pack Corp. (a)	1,742,500	35,348
		140,602
Metals & Mining - 0.2%
Alconix Corp. (a)	1,156,600	13,933
Blue Earth Refineries, Inc. (b)	257,509	0
Chubu Steel Plate Co. Ltd.	452,500	1,946
Compania de Minas Buenaventura SA sponsored ADR (b)	2,464,200	9,857
Freeport-McMoRan, Inc. (c)	465,975	2,143
Handy & Harman Ltd. (b)	128,167	2,181
Hill & Smith Holdings PLC	1,949,100	21,024
Orosur Mining, Inc. (b)	3,248,600	243
Orvana Minerals Corp. (b)	835,354	69
Pacific Metals Co. Ltd. (b)(c)	4,162,000	10,247
Tohoku Steel Co. Ltd. (a)	683,400	5,674
Tokyo Kohtetsu Co. Ltd. (a)	1,299,400	6,730
Tokyo Tekko Co. Ltd. (a)	4,162,000	17,486
Universal Stainless & Alloy Products, Inc. (b)	74,800	512
Webco Industries, Inc. (b)	8,339	279
		92,324
Paper & Forest Products - 0.1%
Cardinal Co. Ltd.	69,700	307
Stella-Jones, Inc. (b)	600,000	18,130
		18,437

TOTAL MATERIALS		889,295

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
APT Satellite Holdings Ltd.	1,405,500	1,023
Asia Satellite Telecommunications Holdings Ltd.	373,000	476
		1,499
UTILITIES - 0.4%
Electric Utilities - 0.2%
Exelon Corp.	1,800,000	53,226
Gas Utilities - 0.1%
GAIL India Ltd.	3,500,000	19,097
Hokuriku Gas Co.	1,670,000	3,938
K&O Energy Group, Inc.	586,600	7,517
Keiyo Gas Co. Ltd.	564,000	2,526
KyungDong City Gas Co. Ltd.	153,670	9,782
Kyungnam Energy Co. Ltd.	200,000	1,537
Star Gas Partners LP	1,000,000	7,770
		52,167
Independent Power and Renewable Electricity Producers - 0.0%
Mega First Corp. Bhd (a)	22,630,800	12,415
Multi-Utilities - 0.1%
CMS Energy Corp.	718,980	27,954
Water Utilities - 0.0%
Manila Water Co., Inc.	5,646,400	2,882

TOTAL UTILITIES		148,644

TOTAL COMMON STOCKS
(Cost $19,546,252)		33,494,143

Nonconvertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Nam Yang Dairy Products	4,917	1,083
MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	1,825,000	17,139
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $15,974)		18,222
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Centrus Energy Corp. 8% 9/30/19 pay-in-kind (Cost $20,317)	13,069	1,790
	Shares	Value (000s)

Money Market Funds - 12.4%
Fidelity Cash Central Fund, 0.38% (d)	4,189,781,501	4,189,782
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	504,241,435	504,241
TOTAL MONEY MARKET FUNDS
(Cost $4,694,023)		4,694,023
TOTAL INVESTMENT PORTFOLIO - 101.2%
(Cost $24,276,566)		38,208,178
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(466,867)
NET ASSETS - 100%		$37,741,311

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Affiliated company

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$4,606
Fidelity Securities Lending Cash Central Fund	8,510
Total	$13,116

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
A&D Co. Ltd.	$4,590	$--	$796	$43	$--
Aalberts Industries NV	274,598	--	6,432	--	270,051
Abbey PLC	31,427	--	573	154	34,345
Abercrombie & Fitch Co. Class A	140,399	--	2,392	2,771	180,214
Accell Group NV	48,781	--	817	--	44,430
Aditya Birla Chemicals India Ltd.	8,172	--	--	173	7,632
AECOM	253,561	3,081	11,562	--	217,991
Aeropostale, Inc.	11,823	--	7,473	--	--
Air T, Inc.	5,035	--	334	--	4,337
AJIS Co. Ltd.	14,551	--	285	--	14,629
Akka Technologies SA	40,883	--	617	--	34,741
Alconix Corp.	18,299	--	278	194	13,933
Allegiance Bancshares, Inc.	--	13,946	214	--	--
Almost Family, Inc.	37,748	--	1,843	--	31,246
Alpha & Omega Semiconductor Ltd.	15,062	--	4,518	--	13,561
Alps Logistics Co. Ltd.	20,415	--	323	208	16,740
Ambassadors Group, Inc.	2,842	--	3,187	--	--
ANSYS, Inc.	433,504	--	7,156	--	--
April	34,520	--	614	--	33,581
Arctic Cat, Inc.	10,014	10,618	165	105	13,849
Ark Restaurants Corp.	4,734	--	77	96	4,120
Arts Optical International Holdings Ltd.	12,106	--	200	153	11,461
ASL Marine Holdings Ltd.	8,533	--	130	89	7,143
Assurant, Inc.	360,661	--	12,589	3,780	380,441
ASTI Corp.	2,228	--	240	--	1,528
Atlas Air Worldwide Holdings, Inc.	82,326	1,864	1,137	--	62,441
Atwood Oceanics, Inc.	117,000	15,445	1,756	2,088	38,966
Axell Corp.	11,995	--	170	32	6,981
Axis Capital Holdings Ltd.	404,549	--	15,835	4,387	363,488
AZZ, Inc.	71,487	--	1,328	207	69,889
Barratt Developments PLC	767,988	--	20,108	23,873	645,045
Bel Fuse, Inc. Class A	4,111	--	270	24	2,690
Belc Co. Ltd.	66,533	--	1,180	322	69,277
Belluna Co. Ltd.	57,188	--	899	446	48,024
Best Buy Co., Inc.	1,019,021	3,446	33,554	14,342	857,498
Black Box Corp.	25,970	--	405	361	12,391
BMTC Group, Inc.	60,706	--	994	773	48,463
Buffalo Co. Ltd.	731	--	12	12	--
Cal Dive International, Inc.	33	--	38	--	--
Calian Technologies Ltd.	10,340	--	155	256	8,054
Carbo Ceramics, Inc.	71,675	--	690	218	35,488
Chase Corp.	32,018	--	612	543	37,817
Chilled & Frozen Logistics Holdings Co. (formerly Hutech Norin Co. Ltd)	8,174	--	169	101	10,331
Chuoh Pack Industry Co. Ltd.	4,904	--	80	70	4,906
Cinderella Media Group Ltd.	5,949	--	106	--	5,433
Civeo Corp.	20,459	2,250	354	--	11,438
Clip Corp.	2,669	--	46	--	2,601
Codorus Valley Bancorp, Inc.	9,961	2,700	182	145	12,952
Contango Oil & Gas Co.	--	8,017	31	--	7,794
Cosmos Pharmaceutical Corp.	187,035	--	3,440	314	215,701
Create SD Holdings Co. Ltd.	124,773	--	2,077	517	130,673
CSE Global Ltd.	17,630	--	269	402	13,741
Daewon Pharmaceutical Co. Ltd.	34,578	--	--	180	26,281
Daiichi Kensetsu Corp.	20,366	--	316	--	17,163
DCC PLC (United Kingdom)	593,760	--	34,211	3,700	548,141
Deepak Fertilisers and Petrochemicals Corp. Ltd.	16,720	--	--	--	16,624
DongKook Pharmaceutical Co. Ltd.	34,394	--	1,298	133	33,733
DVx, Inc.	8,933	--	123	--	6,921
Ebix, Inc.	97,038	--	5,002	462	101,353
EcoGreen International Group Ltd.	12,396	--	184	132	8,848
Educational Development Corp.	1,700	--	2,027	58	--
Elematec Corp.	25,776	--	443	330	21,708
Endurance Specialty Holdings Ltd.	166,380	--	2,648	1,662	--
EOH Holdings Ltd.	100,360	--	1,516	685	61,263
Essendant, Inc.	80,696	--	3,020	599	62,743
Excel Co. Ltd.	13,278	--	201	107	9,996
Farstad Shipping ASA	8,658	--	85	--	5,133
First Juken Co. Ltd.	17,668	--	280	219	17,002
Folli Follie SA	101,818	--	1,401	1,356	63,132
Food Empire Holdings Ltd.	8,282	--	134	--	6,860
Foremost Income Fund	8,325	--	--	--	--
Fossil Group, Inc.	148,789	68,253	1,369	--	135,290
Fresh Del Monte Produce, Inc.	219,996	--	4,853	1,390	222,582
Fuji Kosan Co. Ltd.	3,206	--	49	--	2,492
Fujikura Kasei Co., Ltd.	13,516	--	245	158	13,327
Fursys, Inc.	28,393	--	--	474	27,855
Fyffes PLC (Ireland)	41,727	--	798	252	41,885
Gabia, Inc.	6,135	--	817	18	6,289
GameStop Corp. Class A	346,709	30,629	4,968	5,489	219,902
Gencor Industries, Inc.	4,030	--	1,832	--	--
Genky Stores, Inc.	27,461	--	873	46	9,861
Genworth Financial, Inc. Class A	184,627	2,334	49,269	--	--
Geodesic Ltd.	0	--	--	--	0
Geospace Technologies Corp.	22,267	--	341	--	13,564
Geumhwa PSC Co. Ltd.	13,184	--	--	208	8,638
Gildan Activewear, Inc.	418,291	--	113,444	1,323	--
Global Brass & Copper Holdings, Inc.	19,375	--	21,639	44	--
Goodfellow, Inc.	5,591	--	101	104	5,524
Guess?, Inc.	165,690	13,666	11,982	3,526	140,904
Gujarat Narmada Valley Fertilizers Co.	13,618	--	--	--	16,570
Gujarat State Fertilizers & Chemicals Ltd.	35,961	--	--	1,045	32,604
Gulfmark Offshore, Inc. Class A	23,790	--	15,169	--	--
Halows Co. Ltd.	25,090	--	2,771	89	34,918
Hamakyorex Co. Ltd.	26,715	--	445	130	23,549
Hampshire Group Ltd.	212	--	1	--	167
Handsome Co. Ltd.	83,048	--	9,847	460	71,816
Hanger, Inc.	57,876	2,258	702	--	36,961
Hanwha Galleria Timeworld Co. Ltd.	39,235	--	33,600	--	--
Helen of Troy Ltd.	228,641	--	10,452	--	223,425
Hiday Hidaka Corp.	40,481	--	717	222	54,051
Honshu Chemical Industry Co. Ltd.	10,002	--	150	66	6,209
Hoshiiryou Sanki Co. Ltd.	8,771	--	148	50	8,518
Houston Wire & Cable Co.	10,734	--	123	209	6,290
HTL International Holdings Ltd.	4,283	--	1,780	--	10,546
Hurco Companies, Inc.	16,320	326	241	83	14,175
Huvitz Co. Ltd.	12,997	--	10,638	7	--
Hwacheon Machine Tool Co. Ltd.	12,522	--	--	235	9,496
Hyster-Yale Materials Handling Class A	15,591	--	215	130	11,764
Hyster-Yale Materials Handling Class B	20,978	--	--	177	16,101
I-Sheng Electric Wire & Cable Co. Ltd.	13,148	--	--	--	12,610
IA Group Corp.	5,216	--	87	72	5,044
ICT Automatisering NV	5,896	--	107	--	6,783
IDIS Holdings Co. Ltd.	12,624	--	--	85	10,522
Ihara Science Corp.	8,834	--	140	--	7,088
Indra Sistemas	169,695	--	4,565	--	145,136
InfoVine Co. Ltd.	5,103	--	--	--	3,420
Intage Holdings, Inc.	31,087	--	777	--	21,539
Intelligent Digital Integrated Security Co. Ltd.	15,377	--	633	192	13,338
INTOPS Co. Ltd.	11,689	--	--	92	14,020
INZI Controls Co. Ltd.	6,514	--	--	108	6,230
Isewan Terminal Service Co. Ltd.	8,195	--	139	118	8,084
Isra Vision AG	23,885	--	426	--	26,043
Jaya Holdings Ltd.	1,855	--	16	--	904
Jeil Pharmaceutical Co.	18,836	--	19,357	7	--
JLM Couture, Inc.	472	--	20	--	569
Jorudan Co. Ltd.	4,190	--	53	47	2,904
Jumbo SA	80,910	--	1,857	--	116,323
Kingboard Chemical Holdings Ltd.	146,025	--	2,091	2,241	131,595
Know IT AB	10,231	--	178	--	10,342
Kohsoku Corp.	14,026	--	272	173	15,605
Kondotec, Inc.	10,267	--	178	136	10,177
Korea Electric Terminal Co. Ltd.	61,233	--	--	150	58,154
KSK Co., Ltd.	5,260	--	92	--	5,107
Kwang Dong Pharmaceutical Co. Ltd.	38,549	--	--	177	32,020
Kyeryong Construction Industrial Co. Ltd.	8,226	--	1,400	--	5,293
Kyoto Kimono Yuzen Co. Ltd.	11,861	--	3,176	108	7,463
Kyowakogyosyo Co. Ltd.	2,066	--	31	--	1,589
LCNB Corp.	11,315	--	190	224	11,362
LHC Group, Inc.	68,529	--	26,782	--	41,712
Majesco Ltd. (formerly Minefield Computers Ltd.)	7,428	--	5,998	--	--
Majestic Wine PLC	26,324	--	1,427	--	18,402
Maruzen Co. Ltd.	16,235	--	243	131	13,821
Mastek Ltd.	4,763	--	358	59	3,015
Mega First Corp. Bhd	13,926	--	--	158	12,415
Melbourne IT Ltd.	10,855	--	2,929	50	8,296
Melexis NV	148,117	--	2,360	3,468	137,082
Mesa Laboratories, Inc.	29,561	--	1,121	90	28,600
Metro, Inc. Class A (sub. vtg.)	797,492	--	36,933	4,376	826,752
Michang Oil Industrial Co. Ltd.	10,693	--	--	223	11,281
Miroku Corp.	2,045	--	32	23	1,858
Mitani Sekisan Co. Ltd.	23,565	--	401	105	20,752
Mitie Group PLC	103,021	--	2,932	1,599	80,312
Motonic Corp.	32,471	--	--	647	26,969
Mr. Bricolage SA	14,004	--	233	--	12,847
Muhak Co. Ltd.	126,833	--	--	--	70,936
Murakami Corp.	14,734	--	251	81	12,459
Muramoto Electronic Thailand PCL (For. Reg.)	9,302	--	165	--	10,901
Nac Co. Ltd.	9,298	--	149	164	8,499
Nadex Co. Ltd.	5,599	--	79	52	3,489
Nafco Co. Ltd.	35,808	--	540	306	32,791
Nakayamafuku Co. Ltd.	7,870	--	135	--	7,296
NCI, Inc. Class A	9,297	--	1,102	--	9,465
ND Software Co. Ltd.	16,181	--	227	75	11,364
Neonode, Inc.	7,987	--	341	--	6,999
NETGEAR, Inc.	64,766	--	61,504	--	--
Next PLC	1,892,126	--	30,755	38,795	1,477,094
Nextchip Co. Ltd.	5,920	--	5,169	--	--
NICE Total Cash Management Co., Ltd.	8,924	--	9,417	57	7,349
Nippo Ltd.	3,050	--	42	--	2,146
Nippon Rietec Co. Ltd.	9,073	--	159	--	--
Norwood Financial Corp.	5,907	--	95	118	5,258
Nucleus Software Exports Ltd.	9,754	--	--	--	7,164
Nutraceutical International Corp.	25,454	--	444	--	24,527
OFG Bancorp	19,975	--	602	370	13,560
Oil States International, Inc.	55,454	23,329	1,318	--	73,288
P&F Industries, Inc. Class A	2,998	--	55	--	2,885
Pal Co. Ltd.	37,955	--	1,274	--	--
Parker Corp.	8,347	--	134	55	6,726
Pelion SA	10,840	--	213	--	7,553
Pinnacle Technology Holdings Ltd.	8,437	--	124	--	--
Piolax, Inc.	47,481	--	816	241	47,060
Prim SA	17,873	--	270	76	14,641
Qol Co. Ltd.	31,465	--	399	139	26,727
Relo Holdings Corp.	130,540	--	14,094	--	129,637
RenaissanceRe Holdings Ltd.	306,331	--	5,312	1,698	316,062
Roadrunner Transportation Systems, Inc.	16,517	20,287	4,743	--	19,288
Rocky Mountain Chocolate Factory, Inc.	5,336	222	79	98	4,446
Ruby Tuesday, Inc.	27,415	--	15,872	--	--
S&T Holdings Co. Ltd.	16,528	--	--	149	21,651
Sakai Moving Service Co. Ltd.	34,043	--	653	162	34,030
Samsung Climate Control Co. Ltd.	4,502	--	--	29	4,173
Sanei Architecture Planning Co. Ltd.	15,750	--	264	281	13,111
Sarantis SA	17,343	--	308	--	17,282
ScanSource, Inc.	82,806	3,343	1,438	--	70,467
Seagate Technology LLC	1,397,845	19,069	16,988	32,273	804,830
Select Harvests Ltd.	48,010	--	1,036	1,050	18,464
Senshu Electric Co. Ltd.	17,070	--	245	133	13,086
Servotronics, Inc.	907	--	18	--	1,090
Sewon Precision Industries Co. Ltd.	10,763	--	--	35	8,304
Shibaura Electronics Co. Ltd.	11,265	--	173	--	9,754
ShoLodge, Inc.	0	--	--	--	0
Sigmatron International, Inc.	1,539	180	30	--	1,719
Sinwa Ltd.	3,883	--	57	363	2,993
SJM Co. Ltd.	7,201	--	--	183	6,318
SJM Holdings Co. Ltd.	5,807	--	--	190	5,624
Societe Pour L'Informatique Industrielle SA	14,968	--	281	140	19,230
Soken Chemical & Engineer Co. Ltd.	7,392	--	105	--	5,972
Span-America Medical System, Inc.	4,705	158	86	84	5,211
Sportscene Group, Inc. Class A	1,550	--	26	--	1,306
Steiner Leisure Ltd.	74,171	--	27,977	--	--
Step Co. Ltd.	10,335	--	184	125	10,642
Sterling Construction Co., Inc.	8,258	--	148	--	9,310
Strongco Corp.	1,733	--	28	--	1,060
Sun Hing Vision Group Holdings Ltd.	8,958	--	144	694	7,255
Sunjin Co. Ltd.	22,678	--	--	58	18,995
Swift Energy Co.	3,025	--	1,409	--	--
Sword Group	13,247	--	242	--	14,771
SYNNEX Corp.	244,095	--	6,233	1,276	265,282
T&K Toka Co. Ltd.	13,984	--	240	85	12,688
Techno Smart Corp.	3,673	--	53	37	2,762
Telechips, Inc.	6,347	--	494	60	7,268
Tessco Technologies, Inc.	14,363	--	1,901	116	8,064
The Buckle, Inc.	34,623	96,984	808	3,711	112,250
The Monogatari Corp.	17,928	--	10,369	72	--
The Pack Corp.	37,618	--	1,961	337	35,348
Tocalo Co. Ltd.	17,980	--	311	245	16,444
Tohoku Steel Co. Ltd.	7,715	--	118	42	5,674
Token Corp.	54,313	--	5,535	--	56,403
Tokyo Kisen Co. Ltd.	5,573	--	89	--	4,906
Tokyo Kohtetsu Co. Ltd.	4,235	--	109	49	6,730
Tokyo Tekko Co. Ltd.	20,674	--	335	127	17,486
Tomen Devices Corp.	11,055	--	179	--	9,675
Total Energy Services, Inc.	25,838	--	411	170	23,001
Totech Corp.	7,147	--	122	89	7,330
TOW Co. Ltd.	11,251	--	1,550	153	10,399
Trancom Co. Ltd.	54,381	--	848	242	55,804
Trio-Tech International	785	--	11	--	663
Triple-S Management Corp.	47,695	--	3,320	--	46,053
Tsukui Corp.	19,071	--	1,807	91	24,877
UKC Holdings Corp.	30,529	--	528	270	29,697
Uni-Select, Inc.	80,306	--	26,064	255	51,909
Unit Corp.	94,775	--	1,280	--	49,238
Universal Security Instruments, Inc.	1,063	--	381	--	--
Universal Truckload Services, Inc.	26,729	7,452	427	111	21,553
Unum Group	664,653	--	23,962	6,686	511,402
Utah Medical Products, Inc.	21,392	--	381	199	21,680
VSE Corp.	21,733	222	841	50	26,706
VST Holdings Ltd.	46,996	--	1,228	--	24,070
W&T Offshore, Inc.	22,025	--	14,906	--	--
Watts Co. Ltd.	10,812	--	163	163	8,601
Weight Watchers International, Inc.	17,956	--	1,630	--	55,984
Whanin Pharmaceutical Co. Ltd.	36,620	--	--	312	29,624
WIN-Partners Co. Ltd.	20,387	--	347	--	17,720
Workman Co. Ltd.	85,485	--	6,597	--	71,918
Yip's Chemical Holdings Ltd.	14,805	--	201	368	--
Youngone Holdings Co. Ltd.	67,061	--	--	317	51,045
Yusen Logistics Co. Ltd.	37,858	--	1,678	250	38,652
Yutaka Giken Co. Ltd.	28,522	--	516	225	26,519
Zumiez, Inc.	10,179	24,891	322	--	33,312
Total	$17,579,662	$374,970	$944,689	$191,998	$13,708,602

 * Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$10,156,035	$6,045,772	$4,110,084	$179
Consumer Staples	2,926,555	1,607,590	1,310,939	8,026
Energy	998,238	713,601	284,637	--
Financials	4,408,709	3,633,093	774,725	891
Health Care	4,505,312	3,842,765	662,547	--
Industrials	2,939,696	1,124,426	1,810,483	4,787
Information Technology	6,521,243	4,883,104	1,638,139	--
Materials	906,434	338,756	560,046	7,632
Telecommunication Services	1,499	--	1,499	--
Utilities	148,644	88,950	59,694	--
Corporate Bonds	1,790	--	1,790	--
Money Market Funds	4,694,023	4,694,023	--	--
Total Investments in Securities:	$38,208,178	$26,972,080	$11,214,583	$21,515

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$12,234,493
Level 2 to Level 1	$0

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	59.7%
Japan	7.0%
United Kingdom	6.9%
Ireland	4.3%
Canada	4.1%
Bermuda	3.2%
Netherlands	2.3%
Korea (South)	2.1%
Taiwan	1.4%
Cayman Islands	1.3%
Bailiwick of Guernsey	1.1%
Italy	1.0%
Others (Individually Less Than 1%)	5.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2016
Assets
Investment in securities, at value (including securities loaned of $498,766) — See accompanying schedule: Unaffiliated issuers (cost $11,708,549)	$19,805,553
Fidelity Central Funds (cost $4,694,023)	4,694,023
Other affiliated issuers (cost $7,873,994)	13,708,602
Total Investments (cost $24,276,566)		$38,208,178
Foreign currency held at value (cost $646)		647
Receivable for investments sold		104,741
Receivable for fund shares sold		23,294
Dividends receivable		34,415
Interest receivable		182
Distributions receivable from Fidelity Central Funds		2,300
Prepaid expenses		75
Other receivables		1,667
Total assets		38,375,499
Liabilities
Payable to custodian bank	$478
Payable for investments purchased	65,058
Payable for fund shares redeemed	31,219
Accrued management fee	26,108
Other affiliated payables	4,129
Other payables and accrued expenses	2,955
Collateral on securities loaned, at value	504,241
Total liabilities		634,188
Net Assets		$37,741,311
Net Assets consist of:
Paid in capital		$23,432,853
Distributions in excess of net investment income		(10,876)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		389,591
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		13,929,743
Net Assets		$37,741,311
Low-Priced Stock:
Net Asset Value, offering price and redemption price per share ($26,310,166 ÷ 582,029 shares)		$45.20
Class K:
Net Asset Value, offering price and redemption price per share ($11,431,145 ÷ 253,090 shares)		$45.17

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2016
Investment Income
Dividends (including $191,998 earned from other affiliated issuers)		$423,420
Interest		643
Income from Fidelity Central Funds		13,116
Total income		437,179
Expenses
Management fee
Basic fee	$122,701
Performance adjustment	24,905
Transfer agent fees	24,072
Accounting and security lending fees	1,173
Custodian fees and expenses	1,277
Independent trustees' compensation	92
Registration fees	168
Audit	121
Legal	85
Miscellaneous	120
Total expenses before reductions	174,714
Expense reductions	(234)	174,480
Net investment income (loss)		262,699
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	717,729
Other affiliated issuers	(107,795)
Foreign currency transactions	(2,030)
Total net realized gain (loss)		607,904
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $999)	(5,250,797)
Assets and liabilities in foreign currencies	(1,122)
Total change in net unrealized appreciation (depreciation)		(5,251,919)
Net gain (loss)		(4,644,015)
Net increase (decrease) in net assets resulting from operations		$(4,381,316)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2016	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$262,699	$481,960
Net realized gain (loss)	607,904	2,982,929
Change in net unrealized appreciation (depreciation)	(5,251,919)	642,784
Net increase (decrease) in net assets resulting from operations	(4,381,316)	4,107,673
Distributions to shareholders from net investment income	(528,171)	(489,296)
Distributions to shareholders from net realized gain	(1,338,985)	(2,217,917)
Total distributions	(1,867,156)	(2,707,213)
Share transactions - net increase (decrease)	(150,008)	(4,036,455)
Redemption fees	838	1,697
Total increase (decrease) in net assets	(6,397,642)	(2,634,298)
Net Assets
Beginning of period	44,138,953	46,773,251
End of period (including distributions in excess of net investment income of $10,876 and undistributed net investment income of $254,596, respectively)	$37,741,311	$44,138,953

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Low-Priced Stock Fund

	Six months ended	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$52.65	$51.03	$47.84	$38.52	$40.67	$33.07
Income from Investment Operations
Net investment income (loss)A	.30	.52	.53	.48	.37	.23
Net realized and unrealized gain (loss)	(5.52)	4.06	5.96	11.61	(.03)	7.53
Total from investment operations	(5.22)	4.58	6.49	12.09	.34	7.76
Distributions from net investment income	(.62)	(.52)	(.39)	(.49)	(.28)	(.15)
Distributions from net realized gain	(1.61)	(2.44)	(2.91)	(2.28)	(2.21)	(.01)
Total distributions	(2.23)	(2.96)	(3.30)	(2.77)	(2.49)	(.16)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$45.20	$52.65	$51.03	$47.84	$38.52	$40.67
Total ReturnC,D	(10.16)%	9.32%	14.42%	33.12%	1.68%	23.53%
Ratios to Average Net AssetsE,F
Expenses before reductions	.88%G	.79%	.82%	.79%	.88%	.83%
Expenses net of fee waivers, if any	.88%G	.79%	.82%	.79%	.88%	.83%
Expenses net of all reductions	.88%G	.79%	.82%	.79%	.88%	.83%
Net investment income (loss)	1.25%G	1.02%	1.07%	1.14%	1.00%	.61%
Supplemental Data
Net assets, end of period (in millions)	$26,310	$30,150	$30,576	$28,171	$22,999	$26,762
Portfolio turnover rateH	10%G,I	9%I	12%I	11%	19%	15%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Low-Priced Stock Fund Class K

	Six months ended	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$52.64	$51.02	$47.83	$38.52	$40.67	$33.11
Income from Investment Operations
Net investment income (loss)A	.33	.57	.58	.53	.42	.28
Net realized and unrealized gain (loss)	(5.52)	4.06	5.96	11.60	(.03)	7.51
Total from investment operations	(5.19)	4.63	6.54	12.13	.39	7.79
Distributions from net investment income	(.67)	(.57)	(.44)	(.54)	(.33)	(.23)
Distributions from net realized gain	(1.61)	(2.44)	(2.91)	(2.28)	(2.21)	(.01)
Total distributions	(2.28)	(3.01)	(3.35)	(2.82)	(2.54)	(.23)B
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$45.17	$52.64	$51.02	$47.83	$38.52	$40.67
Total ReturnD,E	(10.12)%	9.44%	14.55%	33.27%	1.83%	23.66%
Ratios to Average Net AssetsF,G
Expenses before reductions	.78%H	.69%	.72%	.68%	.76%	.71%
Expenses net of fee waivers, if any	.78%H	.69%	.72%	.68%	.76%	.71%
Expenses net of all reductions	.78%H	.69%	.72%	.68%	.76%	.70%
Net investment income (loss)	1.35%H	1.11%	1.17%	1.26%	1.12%	.74%
Supplemental Data
Net assets, end of period (in millions)	$11,431	$13,989	$16,198	$14,691	$9,985	$8,031
Portfolio turnover rateI	10%H,J	9%J	12%J	11%	19%	15%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.23 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.008 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended January 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Low-Priced Stock Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Low-Priced Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2016, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, redemptions in-kind, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$16,691,226
Gross unrealized depreciation	(2,920,701)
Net unrealized appreciation (depreciation) on securities	$13,770,525
Tax cost	$24,437,653

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $1,827,037 and $2,996,426, respectively.

Redemptions In-Kind. During the period, 13,924 shares of the Fund held by unaffiliated entities were redeemed in-kind for cash and investments, including accrued interest, with a value of $667,670. The net realized gain of $352,474 on investments delivered through the in-kind redemption is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Low-Priced Stock as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .72% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Low-Priced Stock, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Low-Priced Stock	$21,091.15
Class K	2,981.05
	$24,072

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $80 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $28 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $16,051. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $8,510, including $788 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $88 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $145.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2016	Year ended July 31, 2015
From net investment income
Low-Priced Stock	$356,516	$308,914
Class K	171,655	180,382
Total	$528,171	$489,296
From net realized gain
Low-Priced Stock	$917,359	$1,447,788
Class K	421,626	770,129
Total	$1,338,985	$2,217,917

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Low-Priced Stock
Shares sold	31,118	49,502	$1,509,120	$2,521,927
Reinvestment of distributions	24,403	32,942	1,179,175	1,647,856
Shares redeemed	(46,100)	(108,975)(a)	(2,227,289)	(5,539,766)(a)
Net increase (decrease)	9,421	(26,531)	$461,006	$(1,369,983)
Class K
Shares sold	20,198	55,038	$978,395	$2,806,178
Reinvestment of distributions	12,287	19,018	593,281	950,511
Shares redeemed	(45,168)(b)	(125,754)(a)	(2,182,690)(b)	(6,423,161)(a)
Net increase (decrease)	(12,683)	(51,698)	$(611,014)	$(2,666,472)

 (a) Amount includes in-kind redemptions.

 (b) Amount includes in-kind redemptions (see Note 4: Redemptions In-Kind).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Low-Priced Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Low-Priced Stock Fund (a fund of Fidelity Puritan Trust) at January 31, 2016, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Low-Priced Stock Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
March 18, 2016

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2015 to January 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period-B August 1, 2015 to January 31, 2016
Low-Priced Stock	.88%
Actual		$1,000.00	$898.40	$4.20
Hypothetical-C		$1,000.00	$1,020.71	$4.47
Class K	.78%
Actual		$1,000.00	$898.80	$3.72
Hypothetical-C		$1,000.00	$1,021.22	$3.96

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

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Boston, MA 02210

www.fidelity.com

LPS-K-SANN-0316
1.863398.107

Fidelity® Value Discovery Fund Class K Semi-Annual Report January 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Johnson & Johnson	4.0	3.2
JPMorgan Chase & Co.	3.7	4.2
General Electric Co.	3.4	2.8
Berkshire Hathaway, Inc. Class B	3.1	2.9
Wells Fargo & Co.	3.1	3.5
Oracle Corp.	2.5	2.7
Chevron Corp.	2.5	2.4
Teva Pharmaceutical Industries Ltd. sponsored ADR	2.4	2.5
EMC Corp.	2.4	1.2
Allergan PLC	2.3	0.0
	29.4

Top Five Market Sectors as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.3	28.4
Information Technology	17.3	16.4
Health Care	17.0	12.1
Consumer Discretionary	10.4	10.1
Energy	9.6	8.2

Asset Allocation (% of fund's net assets)

As of January 31, 2016*
Stocks	99.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.8%

 * Foreign investments - 16.4%

As of July 31, 2015*
Stocks	92.7%
Short-Term Investments and Net Other Assets (Liabilities)	7.3%

 * Foreign investments - 15.7%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 10.4%
Auto Components - 0.5%
Hyundai Mobis	35,790	$7,716,141
Media - 8.2%
Cablevision Systems Corp. - NY Group Class A	367,700	11,733,307
CBS Corp. Class B	347,000	16,482,500
Corus Entertainment, Inc. (a)(b)	263,400	1,692,198
Corus Entertainment, Inc. Class B (non-vtg.) (c)	470,600	3,268,569
Discovery Communications, Inc. Class A (a)(c)	280,900	7,750,031
John Wiley & Sons, Inc. Class A	228,485	9,550,673
Starz Series A (a)	473,900	13,472,977
Time Warner Cable, Inc.	144,900	26,373,249
Twenty-First Century Fox, Inc. Class A	662,200	17,859,534
Viacom, Inc. Class B (non-vtg.)	505,100	23,052,764
		131,235,802
Multiline Retail - 0.5%
Macy's, Inc.	209,253	8,455,914
Specialty Retail - 0.9%
Bed Bath & Beyond, Inc. (a)	102,700	4,433,559
GNC Holdings, Inc.	374,006	10,475,908
		14,909,467
Textiles, Apparel & Luxury Goods - 0.3%
PVH Corp.	55,900	4,101,942

TOTAL CONSUMER DISCRETIONARY		166,419,266

CONSUMER STAPLES - 3.8%
Beverages - 0.8%
C&C Group PLC	2,534,335	9,860,550
SABMiller PLC	40,100	2,401,303
		12,261,853
Food & Staples Retailing - 1.9%
Rite Aid Corp. (a)	1,309,100	10,197,889
Wal-Mart Stores, Inc.	313,200	20,783,952
		30,981,841
Food Products - 1.1%
Seaboard Corp. (a)	2,724	7,836,948
The J.M. Smucker Co.	81,121	10,409,447
		18,246,395

TOTAL CONSUMER STAPLES		61,490,089

ENERGY - 9.6%
Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	402,500	17,512,775
BW Offshore Ltd.	17,549,100	4,316,611
National Oilwell Varco, Inc.	219,600	7,145,784
		28,975,170
Oil, Gas & Consumable Fuels - 7.8%
Chevron Corp.	461,381	39,895,615
Exxon Mobil Corp.	263,828	20,539,010
Niska Gas Storage Partners LLC (a)	642,162	2,183,351
Phillips 66 Co.	222,800	17,857,420
Suncor Energy, Inc.	867,500	20,546,542
Teekay Corp.	1,226,600	8,402,210
Teekay LNG Partners LP	700,409	8,068,712
Teekay Offshore Partners LP	1,683,067	7,607,463
		125,100,323

TOTAL ENERGY		154,075,493

FINANCIALS - 25.3%
Banks - 9.9%
JPMorgan Chase & Co.	999,741	59,484,590
Regions Financial Corp.	1,181,600	9,594,592
SunTrust Banks, Inc.	310,600	11,361,748
U.S. Bancorp	712,400	28,538,744
Wells Fargo & Co.	971,337	48,790,258
		157,769,932
Capital Markets - 0.9%
Goldman Sachs Group, Inc.	74,100	11,971,596
GP Investments Ltd. Class A (depositary receipt) (a)	1,157,500	2,254,344
		14,225,940
Consumer Finance - 2.8%
American Express Co.	166,000	8,881,000
Capital One Financial Corp.	298,982	19,619,199
Discover Financial Services	352,700	16,150,133
		44,650,332
Diversified Financial Services - 3.1%
Berkshire Hathaway, Inc. Class B (a)	387,731	50,315,852
Insurance - 5.2%
Allied World Assurance Co. Holdings AG	221,800	8,115,662
Allstate Corp.	247,800	15,016,680
Chubb Ltd.	155,500	17,582,385
FNF Group	295,020	9,552,748
FNFV Group (a)	390,433	3,662,262
Prudential PLC	454,205	8,923,395
The Travelers Companies, Inc.	186,713	19,985,760
		82,838,892
Real Estate Investment Trusts - 3.4%
American Capital Agency Corp.	918,399	15,677,071
Annaly Capital Management, Inc.	2,105,995	20,006,953
MFA Financial, Inc.	2,847,664	18,082,666
		53,766,690

TOTAL FINANCIALS		403,567,638

HEALTH CARE - 17.0%
Biotechnology - 2.1%
Amgen, Inc.	179,800	27,460,854
Baxalta, Inc.	98,400	3,936,984
Dyax Corp. rights 12/31/19	635,500	1,779,400
		33,177,238
Health Care Providers & Services - 4.8%
Aetna, Inc.	78,700	8,014,808
Anthem, Inc.	59,900	7,816,351
Cigna Corp.	153,300	20,480,880
Express Scripts Holding Co. (a)	242,101	17,399,799
Laboratory Corp. of America Holdings (a)	135,300	15,200,955
McKesson Corp.	46,400	7,469,472
		76,382,265
Pharmaceuticals - 10.1%
Allergan PLC (a)	126,800	36,065,724
Johnson & Johnson	611,608	63,876,335
Sanofi SA sponsored ADR	543,500	22,631,340
Teva Pharmaceutical Industries Ltd. sponsored ADR	633,568	38,951,761
		161,525,160

TOTAL HEALTH CARE		271,084,663

INDUSTRIALS - 8.8%
Aerospace & Defense - 2.0%
BWX Technologies, Inc.	451,000	13,502,940
Precision Castparts Corp.	7,100	1,668,145
United Technologies Corp.	194,300	17,038,167
		32,209,252
Industrial Conglomerates - 3.4%
General Electric Co.	1,847,200	53,753,520
Machinery - 1.7%
Deere & Co. (c)	349,390	26,906,524
Professional Services - 1.2%
Dun & Bradstreet Corp.	203,100	19,989,102
Trading Companies & Distributors - 0.5%
AerCap Holdings NV (a)	246,300	7,563,873

TOTAL INDUSTRIALS		140,422,271

INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 3.7%
Cisco Systems, Inc.	1,013,218	24,104,456
Harris Corp.	314,600	27,360,762
Juniper Networks, Inc.	341,500	8,059,400
		59,524,618
Electronic Equipment & Components - 0.5%
TE Connectivity Ltd.	144,302	8,248,302
Internet Software & Services - 1.6%
Alphabet, Inc. Class A	32,100	24,439,335
IT Services - 0.7%
The Western Union Co.	631,500	11,265,960
Software - 4.5%
Microsoft Corp.	425,624	23,447,626
Oracle Corp.	1,113,813	40,442,550
VMware, Inc. Class A (a)	171,600	7,850,700
		71,740,876
Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc.	155,400	15,126,636
EMC Corp.	1,548,700	38,361,299
Samsung Electronics Co. Ltd.	16,484	15,825,917
SanDisk Corp.	442,900	31,313,030
		100,626,882

TOTAL INFORMATION TECHNOLOGY		275,845,973

MATERIALS - 3.2%
Chemicals - 2.7%
CF Industries Holdings, Inc.	771,245	23,137,350
LyondellBasell Industries NV Class A	256,400	19,991,508
		43,128,858
Paper & Forest Products - 0.5%
Schweitzer-Mauduit International, Inc.	199,200	8,366,400

TOTAL MATERIALS		51,495,258

UTILITIES - 3.8%
Electric Utilities - 3.6%
American Electric Power Co., Inc.	222,500	13,565,825
Edison International	134,400	8,305,920
Exelon Corp.	786,700	23,262,719
Xcel Energy, Inc.	322,200	12,314,484
		57,448,948
Independent Power and Renewable Electricity Producers - 0.2%
Vivint Solar, Inc. (a)(c)	426,994	3,544,050

TOTAL UTILITIES		60,992,998

TOTAL COMMON STOCKS
(Cost $1,633,759,928)		1,585,393,649

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 0.38% (d)	43,830,536	43,830,536
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	13,520,050	13,520,050
TOTAL MONEY MARKET FUNDS
(Cost $57,350,586)		57,350,586
TOTAL INVESTMENT PORTFOLIO - 102.8%
(Cost $1,691,110,514)		1,642,744,235
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(44,980,846)
NET ASSETS - 100%		$1,597,763,389

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,692,198 or 0.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Corus Entertainment, Inc.	1/27/16	$1,680,800

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$100,947
Fidelity Securities Lending Cash Central Fund	57,711
Total	$158,658

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$166,419,266	$157,010,927	$9,408,339	$--
Consumer Staples	61,490,089	49,228,236	12,261,853	--
Energy	154,075,493	149,758,882	4,316,611	--
Financials	403,567,638	394,644,243	8,923,395	--
Health Care	271,084,663	269,305,263	--	1,779,400
Industrials	140,422,271	140,422,271	--	--
Information Technology	275,845,973	260,020,056	15,825,917	--
Materials	51,495,258	51,495,258	--	--
Utilities	60,992,998	60,992,998	--	--
Money Market Funds	57,350,586	57,350,586	--	--
Total Investments in Securities:	$1,642,744,235	$1,590,228,720	$50,736,115	$1,779,400

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$37,762,501
Level 2 to Level 1	$0

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.6%
Ireland	2.9%
Israel	2.4%
Switzerland	2.1%
Netherlands	1.8%
Canada	1.6%
Marshall Islands	1.5%
Korea (South)	1.5%
France	1.4%
Others (Individually Less Than 1%)	1.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $13,416,248) — See accompanying schedule: Unaffiliated issuers (cost $1,633,759,928)	$1,585,393,649
Fidelity Central Funds (cost $57,350,586)	57,350,586
Total Investments (cost $1,691,110,514)		$1,642,744,235
Cash		25,899
Receivable for investments sold		17,401,634
Receivable for fund shares sold		4,970,121
Dividends receivable		1,244,354
Distributions receivable from Fidelity Central Funds		34,846
Prepaid expenses		2,255
Other receivables		1,069
Total assets		1,666,424,413
Liabilities
Payable for investments purchased	$52,374,213
Payable for fund shares redeemed	1,515,777
Accrued management fee	863,844
Other affiliated payables	355,706
Other payables and accrued expenses	31,434
Collateral on securities loaned, at value	13,520,050
Total liabilities		68,661,024
Net Assets		$1,597,763,389
Net Assets consist of:
Paid in capital		$1,668,518,387
Distributions in excess of net investment income		(439,071)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(21,928,112)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(48,387,815)
Net Assets		$1,597,763,389
Value Discovery:
Net Asset Value, offering price and redemption price per share ($1,403,157,833 ÷ 63,537,531 shares)		$22.08
Class K:
Net Asset Value, offering price and redemption price per share ($194,605,556 ÷ 8,813,154 shares)		$22.08

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2016 (Unaudited)
Investment Income
Dividends		$18,298,206
Interest		160
Income from Fidelity Central Funds		158,658
Total income		18,457,024
Expenses
Management fee
Basic fee	$4,143,269
Performance adjustment	562,630
Transfer agent fees	1,585,771
Accounting and security lending fees	238,399
Custodian fees and expenses	19,482
Independent trustees' compensation	3,214
Registration fees	99,445
Audit	25,461
Legal	3,524
Miscellaneous	4,144
Total expenses before reductions	6,685,339
Expense reductions	(8,188)	6,677,151
Net investment income (loss)		11,779,873
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(18,253,304)
Foreign currency transactions	(14,274)
Futures contracts	(1,221,211)
Total net realized gain (loss)		(19,488,789)
Change in net unrealized appreciation (depreciation) on: Investment securities	(128,908,037)
Assets and liabilities in foreign currencies	(20,769)
Total change in net unrealized appreciation (depreciation)		(128,928,806)
Net gain (loss)		(148,417,595)
Net increase (decrease) in net assets resulting from operations		$(136,637,722)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,779,873	$30,842,320
Net realized gain (loss)	(19,488,789)	80,939,297
Change in net unrealized appreciation (depreciation)	(128,928,806)	(29,561,776)
Net increase (decrease) in net assets resulting from operations	(136,637,722)	82,219,841
Distributions to shareholders from net investment income	(29,737,484)	(12,741,013)
Distributions to shareholders from net realized gain	(18,889,095)	(667,082)
Total distributions	(48,626,579)	(13,408,095)
Share transactions - net increase (decrease)	381,144,983	532,057,756
Total increase (decrease) in net assets	195,880,682	600,869,502
Net Assets
Beginning of period	1,401,882,707	801,013,205
End of period (including distributions in excess of net investment income of $439,071 and undistributed net investment income of $17,518,540, respectively)	$1,597,763,389	$1,401,882,707

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Value Discovery Fund

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$24.99	$23.32	$19.93	$15.62	$14.98	$12.91
Income from Investment Operations
Net investment income (loss)A	.18	.66B	.31	.29	.22	.13
Net realized and unrealized gain (loss)	(2.30)	1.35	3.34	4.29	.57	2.13
Total from investment operations	(2.12)	2.01	3.65	4.58	.79	2.26
Distributions from net investment income	(.47)	(.32)	(.26)	(.27)	(.15)	(.19)
Distributions from net realized gain	(.32)	(.02)	–	–	–	–
Total distributions	(.79)	(.34)	(.26)	(.27)	(.15)	(.19)
Net asset value, end of period	$22.08	$24.99	$23.32	$19.93	$15.62	$14.98
Total ReturnC,D	(8.56)%	8.68%	18.52%	29.72%	5.43%	17.69%
Ratios to Average Net AssetsE,F
Expenses before reductions	.92%G	.84%	.80%	.74%	.87%	.80%
Expenses net of fee waivers, if any	.91%G	.84%	.80%	.74%	.87%	.80%
Expenses net of all reductions	.91%G	.84%	.80%	.73%	.87%	.79%
Net investment income (loss)	1.53%G	2.69%B	1.44%	1.66%	1.49%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$1,403,158	$1,205,423	$686,767	$454,974	$412,499	$540,644
Portfolio turnover rateH	33%G	45%	58%	55%	92%	59%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.26 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.62%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Value Discovery Fund Class K

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$24.99	$23.32	$19.93	$15.62	$14.99	$12.92
Income from Investment Operations
Net investment income (loss)A	.20	.69B	.34	.32	.25	.15
Net realized and unrealized gain (loss)	(2.29)	1.34	3.34	4.29	.56	2.14
Total from investment operations	(2.09)	2.03	3.68	4.61	.81	2.29
Distributions from net investment income	(.50)	(.34)	(.29)	(.30)	(.18)	(.22)
Distributions from net realized gain	(.32)	(.02)	–	–	–	–
Total distributions	(.82)	(.36)	(.29)	(.30)	(.18)	(.22)
Net asset value, end of period	$22.08	$24.99	$23.32	$19.93	$15.62	$14.99
Total ReturnC,D	(8.43)%	8.80%	18.71%	29.97%	5.59%	17.93%
Ratios to Average Net AssetsE,F
Expenses before reductions	.72%G	.71%	.66%	.57%	.68%	.61%
Expenses net of fee waivers, if any	.72%G	.71%	.66%	.57%	.68%	.61%
Expenses net of all reductions	.72%G	.71%	.66%	.56%	.68%	.60%
Net investment income (loss)	1.73%G	2.82%B	1.58%	1.83%	1.68%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$194,606	$196,460	$114,246	$71,212	$53,794	$41,562
Portfolio turnover rateH	33%G	45%	58%	55%	92%	59%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.26 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.75%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2016

1. Organization.

Fidelity Value Discovery Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Value Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2016, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, futures contracts, market discount, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$95,384,077
Gross unrealized depreciation	(146,767,274)
Net unrealized appreciation (depreciation) on securities	$(51,383,197)
Tax cost	$1,694,127,432

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $(1,221,211) related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $676,050,725 and $238,326,000, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Value Discovery as compared to its benchmark index, the Russell 3000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .62% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Value Discovery, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Value Discovery	$1,532,582.24
Class K	53,189.05
	$1,585,771

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10,903 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $984 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $57,711. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,116 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $146.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5,926.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2016	Year ended July 31, 2015
From net investment income
Value Discovery	$24,729,091	$10,957,309
Class K	5,008,393	1,783,704
Total	$29,737,484	$12,741,013
From net realized gain
Value Discovery	$15,694,244	$578,732
Class K	3,194,851	88,350
Total	$18,889,095	$667,082

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Value Discovery
Shares sold	20,049,502	26,910,446	$467,418,192	$658,668,681
Reinvestment of distributions	1,708,415	467,074	38,743,773	11,066,789
Shares redeemed	(6,459,124)	(8,583,679)	(148,374,515)	(211,736,756)
Net increase (decrease)	15,298,793	18,793,841	$357,787,450	$457,998,714
Class K
Shares sold	3,544,860	5,745,415	$80,602,805	$143,155,226
Reinvestment of distributions	361,938	79,062	8,203,244	1,872,054
Shares redeemed	(2,954,395)	(2,862,594)	(65,448,516)	(70,968,238)
Net increase (decrease)	952,403	2,961,883	$23,357,533	$74,059,042

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2015 to January 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period-B August 1, 2015 to January 31, 2016
Value Discovery	.91%
Actual		$1,000.00	$914.40	$4.38
Hypothetical-C		$1,000.00	$1,020.56	$4.62
Class K	.72%
Actual		$1,000.00	$915.70	$3.47
Hypothetical-C		$1,000.00	$1,021.52	$3.66

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

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FVD-K-SANN-0316
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Fidelity® Series Intrinsic Opportunities Fund Fidelity® Series Intrinsic Opportunities Fund Class F Semi-Annual Report January 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Class F, call 1-800-835-5092, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Anthem, Inc.	6.0	6.6
UnitedHealth Group, Inc.	4.6	4.6
The Western Union Co.	4.2	4.5
Best Buy Co., Inc.	2.7	3.0
United Therapeutics Corp.	2.7	3.3
Nitori Holdings Co. Ltd.	2.4	3.0
AFLAC, Inc.	2.2	2.2
Aetna, Inc.	2.1	2.2
John David Group PLC	1.9	1.4
Hyundai Mobis	1.8	1.3
	30.6

Top Five Market Sectors as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	26.7	25.8
Health Care	25.2	27.3
Information Technology	17.2	16.5
Financials	9.4	8.6
Industrials	6.8	7.5

Asset Allocation (% of fund's net assets)

As of January 31, 2016*
Stocks	95.7%
Short-Term Investments and Net Other Assets (Liabilities)	4.3%

 * Foreign investments - 42.0%

As of July 31, 2015*
Stocks	98.2%
Other Investments	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	1.5%

 * Foreign investments - 43.2%

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
CONSUMER DISCRETIONARY - 26.7%
Auto Components - 4.2%
Cooper Tire & Rubber Co.	300,000	$10,938,000
G-Tekt Corp. (a)	2,400,000	30,455,798
Gentex Corp.	350,000	4,791,500
Harada Industries Co. Ltd.	200,000	330,152
Hyundai Mobis	500,000	107,797,438
IJT Technology Holdings Co. Ltd.	1,100,000	2,899,762
INFAC Corp.	350,029	1,552,729
Kinugawa Rubber Industrial Co. Ltd.	650,000	3,406,240
Piolax, Inc.	308,000	16,016,111
Seoyon Co. Ltd.	685,725	8,172,722
Seoyon Co. Ltd.	314,275	3,055,523
TBK Co. Ltd. (a)	1,800,000	6,672,975
TPR Co. Ltd.	650,000	17,309,734
Yorozu Corp. (a)	1,675,000	35,844,779
		249,243,463
Automobiles - 0.3%
Audi AG	21,000	15,159,339
Distributors - 0.7%
Chori Co. Ltd.(a)	1,425,000	18,302,959
Doshisha Co. Ltd.	375,000	7,457,679
Nakayamafuku Co. Ltd.	150,000	995,410
Uni-Select, Inc.	181,100	7,834,007
Yagi & Co. Ltd.	350,000	4,515,133
		39,105,188
Diversified Consumer Services - 0.8%
Heian Ceremony Service Co. Ltd. (b)	300,000	1,600,804
MegaStudy Co. Ltd. (a)	362,315	11,624,603
MegaStudyEdu Co. Ltd. (a)(c)	209,684	10,124,057
Step Co. Ltd.	217,000	1,963,009
Strayer Education, Inc. (c)	10,000	533,900
Tsukada Global Holdings, Inc.	1,050,000	6,422,438
Weight Watchers International, Inc. (b)(c)	1,150,000	14,593,500
		46,862,311
Hotels, Restaurants & Leisure - 0.6%
Del Frisco's Restaurant Group, Inc. (c)	75,000	1,188,000
Fairwood Holdings Ltd.	1,000,000	2,915,992
Hiday Hidaka Corp.	169,500	5,611,795
Hiramatsu, Inc.	25,000	142,290
Koshidaka Holdings Co. Ltd.	300,000	5,467,492
Kura Corp. Ltd.	150,000	6,322,557
Ohsho Food Service Corp.	350,000	12,127,678
		33,775,804
Household Durables - 1.5%
Ace Bed Co. Ltd.	40,029	4,785,577
Desarrolladora Homex S.A.B. de CV sponsored ADR (c)	34,900	44,672
FJ Next Co. Ltd. (b)	1,100,000	4,748,097
Fuji Corp. Ltd. (b)	50,000	297,690
Helen of Troy Ltd. (c)	697,600	62,344,512
Iida Group Holdings Co. Ltd.	50,000	891,346
Q.E.P. Co., Inc. (c)	34,998	510,971
SABAF SpA	400,000	4,511,771
Sanei Architecture Planning Co. Ltd.	660,000	6,544,865
Sanyo Housing Nagoya Co. Ltd.	700,000	6,086,292
		90,765,793
Internet & Catalog Retail - 0.0%
N Brown Group PLC	100,000	444,561
Trade Maine Group Ltd.	50,000	129,834
Webjet Ltd.	250,000	956,119
		1,530,514
Leisure Products - 0.2%
Accell Group NV (b)	701,944	14,253,899
Polaris Industries, Inc.	5,000	369,200
		14,623,099
Media - 1.1%
Avex Group Holdings, Inc.	10,000	112,652
Cheil Worldwide, Inc. (c)	50,000	943,697
Corus Entertainment, Inc. (c)(d)	400,000	2,569,777
Crown Media Holdings, Inc. Class A (c)	50,000	224,500
Daiichikosho Co. Ltd.	5,000	201,556
Gendai Agency, Inc. (a)	850,000	4,200,900
Hyundai HCN	1,368,660	3,552,898
Ipsos SA	10,000	205,068
ITE Group PLC	200,000	401,434
Liberty Global PLC LiLAC Class A (c)	6,871	241,859
Omnicom Group, Inc.	170,000	12,469,500
Pico Far East Holdings Ltd.	8,000,000	1,965,235
Proto Corp.	125,000	1,782,114
SMG PLC	10,000	65,821
Starz Series A (c)	700,000	19,901,000
Television Broadcasts Ltd.	2,000,000	7,004,087
Tribune Media Co. Class A	25,000	823,750
Tribune Publishing Co.	6,250	58,375
Viacom, Inc.:
Class A	200,000	9,708,000
Class B (non-vtg.)	25,000	1,141,000
Weborama (c)	10,000	102,970
		67,676,193
Multiline Retail - 0.8%
Grazziotin SA	125,000	295,015
Gwangju Shinsegae Co. Ltd. (a)	97,372	20,530,622
Hanwha Galleria Timeworld Co. Ltd.	115,000	6,737,137
Lifestyle International Holdings Ltd.	11,500,000	14,236,434
Macy's, Inc.	5,000	202,050
Treasure Factory Co. Ltd. (b)	375,000	4,015,836
Watts Co. Ltd.	448,800	3,057,155
		49,074,249
Specialty Retail - 13.7%
Arc Land Sakamoto Co. Ltd.	250,000	5,280,368
Asahi Co. Ltd.	40,000	500,798
AT-Group Co. Ltd. (b)	500,000	10,154,148
Bed Bath & Beyond, Inc. (c)	2,300,000	99,291,000
Best Buy Co., Inc.	5,800,000	161,994,000
DCM Japan Holdings Co. Ltd.	5,000	36,116
DSW, Inc. Class A	75,000	1,800,750
E-Life Mall Corp. Ltd.	100,000	164,861
Folli Follie SA	350,000	5,497,684
Formosa Optical Technology Co. Ltd.	391,000	939,226
Fuji Corp. (a)	595,990	9,677,458
Goldlion Holdings Ltd.	3,675,000	1,363,436
Guess?, Inc. (b)	3,500,000	64,890,000
Handsman Co. Ltd.	375,000	9,908,250
Hibbett Sports, Inc. (c)	191,300	6,152,208
Hour Glass Ltd.	11,200,000	5,881,769
IA Group Corp.	112,000	715,038
JB Hi-Fi Ltd. (b)	750,000	12,574,099
John David Group PLC	7,000,000	114,395,969
Jumbo SA	1,750,000	18,587,477
K's Denki Corp. (b)	1,200,000	40,873,033
Ku Holdings Co. Ltd. (b)	600,000	4,006,496
Leon's Furniture Ltd.	75,000	743,629
Mandarake, Inc. (b)	180,000	1,002,194
Mr. Bricolage SA	311,600	4,258,353
Nafco Co. Ltd.	640,400	9,918,969
Nitori Holdings Co. Ltd.	1,800,000	146,206,518
Nojima Co. Ltd.	50,000	600,774
Oriental Watch Holdings Ltd.	6,000,000	723,874
OSIM International Ltd.	50,000	35,786
Padini Holdings Bhd	2,200,000	1,069,615
RONA, Inc.	1,000,000	8,780,070
Sacs Bar Holdings, Inc.	30,000	444,845
Sally Beauty Holdings, Inc. (c)	50,000	1,378,000
Samse SA	35,000	4,247,019
Shimamura Co. Ltd.	5,000	559,304
Silvano Fashion Group A/S	9,800	12,971
Staples, Inc.	5,650,000	50,398,000
Super Retail Group Ltd. (b)	200,000	1,461,881
The Buckle, Inc.	182,380	5,183,240
Tokatsu Holdings Co. Ltd.	150,000	379,092
Truworths International Ltd.	325,000	2,018,505
United Arrows Ltd.	5,000	241,841
Urban Outfitters, Inc. (c)	250,000	5,720,000
		820,068,664
Textiles, Apparel & Luxury Goods - 2.8%
Belle International Holdings Ltd.	300,000	202,129
Best Pacific International Holdings Ltd.	2,000,000	866,255
Coach, Inc.	1,400,000	51,870,000
Deckers Outdoor Corp. (c)	250,000	12,365,000
Embry Holdings Ltd.	551,000	270,073
Fossil Group, Inc. (b)(c)	800,000	26,080,000
Geox SpA (b)(c)	6,715,977	26,036,085
Gerry Weber International AG (Bearer) (b)	300,000	4,010,818
Magni-Tech Industries Bhd	1,250,000	1,255,535
Michael Kors Holdings Ltd. (c)	500,000	19,950,000
Movado Group, Inc.	25,000	642,500
Portico International Holdings (c)	12,000,000	3,765,357
Sitoy Group Holdings Ltd.	2,500,000	844,300
Swatch Group AG (Bearer)	1,000	342,008
Texwinca Holdings Ltd.	1,800,000	1,741,766
Van de Velde	94,969	5,798,380
Youngone Holdings Co. Ltd.	40,000	2,295,198
Yue Yuen Industrial (Holdings) Ltd.	3,000,000	10,361,091
		168,696,495

TOTAL CONSUMER DISCRETIONARY		1,596,581,112

CONSUMER STAPLES - 5.6%
Beverages - 0.5%
C&C Group PLC	405,159	1,576,386
Jinro Distillers Co. Ltd.	350,000	9,009,945
Kweichow Moutai Co. Ltd.	110,034	3,375,933
Lucas Bols BV (b)	60,000	1,256,983
Muhak Co. Ltd. (c)	343,296	8,699,484
Olvi PLC (A Shares)	20,300	492,235
Willamette Valley Vineyards, Inc. (c)	5,000	35,000
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	1,499,961	4,700,013
		29,145,979
Food & Staples Retailing - 2.4%
Ain Holdings, Inc.	473,700	21,524,172
Amsterdam Commodities NV	560,000	13,792,506
Create SD Holdings Co. Ltd.	930,000	20,098,617
Dong Suh Companies, Inc.	797,352	20,809,447
Genky Stores, Inc. (b)	213,400	5,042,847
Halows Co. Ltd.	63,700	1,576,941
Majestic Wine PLC (b)	490,277	2,506,066
MARR SpA	800,000	15,336,595
Retail Partners Co. Ltd. (b)	443,700	4,107,076
Sapporo Drug Store Co. Ltd. (a)(b)	400,000	8,522,466
Tesco PLC (c)	11,500,000	28,613,425
United Natural Foods, Inc. (c)	75,000	2,626,500
Woolworths Ltd.	50,000	869,234
		145,425,892
Food Products - 1.5%
Ajinomoto Malaysia Bhd	1,700,000	3,268,868
Astral Foods Ltd.	100,000	616,096
Cranswick PLC	641,901	19,221,570
Dairy Crest Group PLC	10,000	93,296
Fresh Del Monte Produce, Inc.	1,196,300	48,821,003
Kaveri Seed Co. Ltd.	550,000	2,637,518
Kawan Food Bhd	150,000	131,713
Lassonde Industries, Inc. Class A (sub. vtg.)	50,000	5,532,158
London Biscuits Bhd (c)	4,000,000	752,578
London Biscuits Bhd warrants 1/26/20 (c)	400,000	19,466
Pickles Corp.	75,000	646,044
President Bakery PCL	16,500	22,776
President Rice Products PCL	100,000	147,238
Prima Meat Packers Ltd.	100,000	268,782
Saputo, Inc.	25,000	613,891
Select Harvests Ltd. (b)	1,100,000	4,192,087
Synear Food Holdings Ltd. (c)	1,000,000	7
TER Beke SA	5,000	528,469
Thai Wah PCL (c)	426,000	72,362
Toyo Sugar Refining Co. Ltd.	1,200,000	1,047,522
Want Want China Holdings Ltd.	200,000	131,389
		88,764,833
Personal Products - 1.0%
Asaleo Care Ltd.	50,000	55,590
Cyanotech Corp. (b)(c)	10,000	50,100
Herbalife Ltd. (c)	5,000	231,050
Natura Cosmeticos SA	20,000	112,056
Nu Skin Enterprises, Inc. Class A	5,000	158,250
Sarantis SA	1,200,000	9,481,258
USANA Health Sciences, Inc. (c)	400,000	50,760,000
		60,848,304
Tobacco - 0.2%
Universal Corp.	200,000	10,946,000

TOTAL CONSUMER STAPLES		335,131,008

ENERGY - 2.1%
Energy Equipment & Services - 0.9%
AKITA Drilling Ltd. Class A (non-vtg.)	250,000	1,159,969
Atwood Oceanics, Inc.	550,000	3,371,500
Boustead Singapore Ltd.	6,070,060	3,383,354
FMC Technologies, Inc. (c)	10,000	251,500
Fugro NV (Certificaten Van Aandelen) (c)	140,000	2,062,713
Geospace Technologies Corp. (b)(c)	588,000	6,356,280
Gulfmark Offshore, Inc. Class A(a)(b)(c)	2,514,000	9,528,060
National Oilwell Varco, Inc.	125,000	4,067,500
Oceaneering International, Inc.	280,000	9,478,000
Shinko Plantech Co. Ltd.	1,700,000	13,357,935
		53,016,811
Oil, Gas & Consumable Fuels - 1.2%
Alvopetro Energy Ltd. (c)	2,900,000	610,679
Bonavista Energy Corp. (b)	50,000	68,527
Contango Oil & Gas Co. (c)	143,400	919,194
Fuji Kosan Co. Ltd.	105,000	375,935
Motor Oil (HELLAS) Corinth Refineries SA	300,000	3,232,390
Murphy Oil Corp.	1,200,000	23,532,000
Petronet LNG Ltd.	200,000	727,455
San-Ai Oil Co. Ltd.	200,000	1,550,946
Stone Energy Corp. (b)(c)	1,892,400	5,828,592
Swift Energy Co.(a)(b)(c)	4,125,000	350,625
Tsakos Energy Navigation Ltd.	500,000	2,910,000
W&T Offshore, Inc.(a)(b)(c)	7,500,000	14,625,000
World Fuel Services Corp.	407,000	15,852,650
		70,583,993

TOTAL ENERGY		123,600,804

FINANCIALS - 9.4%
Banks - 0.0%
Cambridge Bancorp	1,000	46,000
Central Valley Community Bancorp	25,000	266,250
Citizens Financial Services, Inc.	12,000	585,000
Erste Group Bank AG (c)	5,000	144,433
F Van Lanschot Bankiers NV (Certificaten Van Aandelen) unit	5,000	120,780
Gree Electric Appliances, Inc. of Zhuhai ELS (BNP Paribas Warrants Program) (A Shares)warrants 11/24/16 (c)(e)	325,000	935,852
Merchants Bancshares, Inc.	10,000	291,100
		2,389,415
Capital Markets - 1.0%
ABG Sundal Collier ASA	1,000,000	692,486
Edify SA (c)	10,068	552,994
Franklin Resources, Inc.	150,000	5,199,000
GAMCO Investors, Inc. Class A	1,000	29,080
Goldman Sachs Group, Inc.	300,000	48,468,000
MLP AG	2,340,000	7,749,850
		62,691,410
Consumer Finance - 0.2%
Discover Financial Services	150,000	6,868,500
EZCORP, Inc. (non-vtg.) Class A (c)	200,000	608,000
Synchrony Financial (c)	100,000	2,842,000
		10,318,500
Diversified Financial Services - 1.3%
Century Tokyo Leasing Corp.	650,000	24,067,957
Fuyo General Lease Co. Ltd.	375,000	18,435,133
Ricoh Leasing Co. Ltd.	1,070,000	33,393,284
		75,896,374
Insurance - 6.5%
AFLAC, Inc.	2,300,000	133,308,000
AmTrust Financial Services, Inc.	50,000	2,859,500
April	1,129,000	15,096,811
Assurant, Inc.	296,600	24,116,546
Delta Lloyd NV (b)	50,000	295,787
Dongbu Insurance Co. Ltd.	800,000	45,093,246
Genworth Financial, Inc. Class A (c)	12,454,000	34,622,120
MetLife, Inc.	1,900,000	84,835,000
NN Group NV	1,500,000	50,818,472
		391,045,482
Real Estate Management & Development - 0.2%
Lai Sun Garment (International) Ltd.	1,010,956	105,874
Leopalace21 Corp. (c)	500,000	2,769,300
Nisshin Fudosan Co. Ltd. (a)	2,600,000	8,580,657
Tai Cheung Holdings Ltd.	100,000	74,260
		11,530,091
Thrifts & Mortgage Finance - 0.2%
ASAX Co. Ltd.	125,000	1,463,244
Genworth MI Canada, Inc.	125,000	2,162,003
Genworth Mortgage Insurance Ltd. (b)	3,800,000	7,050,172
Hingham Institution for Savings	10,100	1,242,401
		11,917,820

TOTAL FINANCIALS		565,789,092

HEALTH CARE - 25.2%
Biotechnology - 4.4%
AbbVie, Inc.	1,300,000	71,370,000
Biocon Ltd.	50,000	362,439
Gilead Sciences, Inc.	350,000	29,050,000
United Therapeutics Corp. (c)	1,300,000	160,134,000
		260,916,439
Health Care Equipment & Supplies - 0.7%
Ansell Ltd.	10,000	143,717
Fukuda Denshi Co. Ltd.	200,000	9,951,328
Medikit Co. Ltd.	10,000	308,124
Microlife Corp.	200,000	513,312
Nakanishi, Inc.	250,000	9,767,247
Paramount Bed Holdings Co. Ltd.	125,000	4,310,604
St.Shine Optical Co. Ltd.	698,000	13,490,491
TaiDoc Technology Corp.	100,000	283,917
Varian Medical Systems, Inc. (c)	60,000	4,627,800
		43,396,540
Health Care Providers & Services - 17.9%
Aetna, Inc.	1,250,000	127,300,000
Almost Family, Inc. (c)	286,000	10,936,640
Amedisys, Inc. (a)(c)	2,416,114	86,376,076
Anthem, Inc.	2,750,000	358,847,500
Chemed Corp.	450,000	63,144,000
EBOS Group Ltd.	484,577	4,223,584
Farmacol SA (c)	10,000	134,562
Humana, Inc.	625,000	101,743,750
LHC Group, Inc. (c)	200,000	7,584,000
Lifco AB	124,118	2,760,722
Life Healthcare Group Ltd.	323,000	661,233
Magellan Health Services, Inc. (c)	66,766	3,805,662
National Healthcare Corp.	27,300	1,723,995
Pelion SA	315,800	4,172,068
Quest Diagnostics, Inc.	300,000	19,701,000
Uchiyama Holdings Co. Ltd.	775,000	3,202,624
UnitedHealth Group, Inc.	2,400,000	276,384,000
		1,072,701,416
Health Care Technology - 0.1%
Cegedim SA (c)	25,000	746,655
Computer Programs & Systems, Inc. (b)	5,000	262,650
Pharmagest Interactive	275,000	6,376,637
		7,385,942
Pharmaceuticals - 2.1%
Apex Healthcare Bhd	400,000	342,747
AstraZeneca PLC sponsored ADR (b)	1,500,000	48,330,000
Biofermin Pharmaceutical Co. Ltd.	100,000	3,261,867
Bliss Gvs Pharma Ltd. (c)	100,000	262,218
Genomma Lab Internacional SA de CV (b)(c)	4,000,000	2,690,521
Indivior PLC	2,500,000	5,412,087
Kwang Dong Pharmaceutical Co. Ltd.	2,400,000	24,789,993
Nippon Chemiphar Co. Ltd.	100,000	472,361
PT Tempo Scan Pacific Tbk	500,000	64,065
Recordati SpA	300,000	7,435,548
Sanofi SA	5,000	415,803
Stallergenes Greer PLC (c)	104,976	3,144,934
Taro Pharmaceutical Industries Ltd. (c)	18,000	2,624,400
Towa Pharmaceutical Co. Ltd.	15,000	835,438
Tsumura & Co. (b)	900,000	24,515,655
		124,597,637

TOTAL HEALTH CARE		1,508,997,974

INDUSTRIALS - 6.8%
Aerospace & Defense - 0.0%
Kongsberg Gruppen ASA	10,000	159,470
Air Freight & Logistics - 0.2%
AIT Corp. (b)	900,000	8,095,125
Atlas Air Worldwide Holdings, Inc. (c)	100,000	3,673,000
CTI Logistics Ltd.	413,114	316,289
Onelogix Group Ltd.	4,000,000	807,335
SBS Co. Ltd. (b)	150,000	1,047,621
		13,939,370
Airlines - 0.0%
Copa Holdings SA Class A	5,000	235,500
Building Products - 0.1%
InnoTec TSS AG (b)	50,000	751,417
Nihon Dengi Co. Ltd.	150,000	1,632,862
Noda Corp.	100,000	303,658
Sekisui Jushi Corp.	100,000	1,204,561
Sunspring Metal Corp.	100,000	133,874
		4,026,372
Commercial Services & Supplies - 0.6%
Asia File Corp. Bhd	3,525,600	4,473,790
Civeo Corp. (c)	1,000,000	1,080,000
Credit Corp. Group Ltd.	51,190	410,378
Fursys, Inc.	200,000	5,864,157
Matsuda Sangyo Co. Ltd.	150,000	1,758,949
Mitie Group PLC	2,400,000	9,696,012
Moleskine SpA	500,000	878,844
Nippon Kanzai Co. Ltd.	20,000	307,234
Prestige International, Inc.	905,700	8,843,995
		33,313,359
Construction & Engineering - 0.5%
AECOM (c)	250,000	6,860,000
Ausdrill Ltd.	8,400,000	1,402,021
Boustead Projects Pte Ltd. (c)	1,215,269	576,176
Daiichi Kensetsu Corp.	275,000	2,500,180
Jacobs Engineering Group, Inc. (c)	50,000	1,961,500
Joban Kaihatsu Co. Ltd.	25,000	100,716
Meisei Industrial Co. Ltd.	100,000	373,219
Nippon Rietec Co. Ltd.	675,000	4,873,315
Sedgman Ltd.	2,000,000	1,527,395
Vianini Lavori SpA	1,500,000	11,049,660
		31,224,182
Electrical Equipment - 0.3%
Aros Quality Group AB (b)	853,205	12,435,494
Canare Electric Co. Ltd.	50,000	728,754
Hammond Power Solutions, Inc. Class A	450,000	1,988,365
Somfy SA	10,000	3,432,324
		18,584,937
Industrial Conglomerates - 0.0%
Carr's Group PLC	100,000	227,560
Reunert Ltd.	300,000	1,213,567
		1,441,127
Machinery - 1.2%
Cummins, Inc.	5,000	449,450
Daihatsu Diesel Manufacturing Co. Ltd. (a)(b)	3,184,000	18,444,021
Daiwa Industries Ltd.	900,000	6,609,108
Fujimak Corp.	175,000	989,415
Global Brass & Copper Holdings, Inc.	435,298	9,015,022
Haitian International Holdings Ltd.	1,200,000	1,459,468
Hitachi Zosen Fukui Corp.	10,000	109,947
Hy-Lok Corp.	75,000	1,663,522
Ihara Science Corp.	200,000	1,317,474
Jaya Holdings Ltd. (c)	1,157,500	309,855
Joy Global, Inc.	10,000	99,700
Koike Sanso Kogyo Co. Ltd.	100,000	254,151
Kokusai Co. Ltd.	10,000	126,096
Luxfer Holdings PLC sponsored ADR	5,000	49,700
Metka SA	250,000	1,892,993
Mitsuboshi Belting Ltd.	25,000	184,756
Nakano Refrigerators Co. Ltd.	10,000	250,047
Samyoung M-Tek Co. Ltd. (a)	1,050,000	2,550,492
Sansei Co. Ltd. (a)	550,000	992,742
Semperit AG Holding	225,000	6,767,657
SIMPAC, Inc. (a)	2,325,000	10,404,966
Sulzer AG (Reg.)	1,000	91,202
Teikoku Sen-I Co. Ltd.	800,000	8,598,632
The Weir Group PLC	10,000	123,814
Tocalo Co. Ltd.	100,000	1,912,542
Zuiko Corp. (b)	10,000	344,251
		75,011,023
Marine - 0.0%
Golden Ocean Group Ltd. (b)(c)	950,460	706,287
Professional Services - 2.7%
Akka Technologies SA (a)	1,051,406	30,246,501
CBIZ, Inc. (a)(c)	2,800,000	28,280,000
Dun & Bradstreet Corp.	950,000	93,499,000
Harvey Nash Group PLC	300,000	324,676
McMillan Shakespeare Ltd.	250,000	2,275,400
Robert Half International, Inc.	5,000	218,850
SEEK Ltd.	10,000	104,107
VSE Corp.	135,000	8,100,000
		163,048,534
Road & Rail - 0.5%
Autohellas SA (c)	596,174	6,568,571
Daqin Railway Co. Ltd. (A Shares)	13,999,987	14,592,632
Hamakyorex Co. Ltd.	92,000	1,582,998
Higashi Twenty One Co. Ltd.	100,000	250,736
Tohbu Network Co. Ltd.	125,000	1,165,664
Utoc Corp.	1,350,000	4,358,848
		28,519,449
Trading Companies & Distributors - 0.7%
AerCap Holdings NV (c)	300,000	9,213,000
Bergman & Beving AB (B Shares)	525,000	6,719,262
Canox Corp.	238,400	1,465,676
Green Cross Co. Ltd.	51,200	513,917
HERIGE	60,000	1,243,026
Kamei Corp.	565,800	5,281,930
Meiwa Corp.	600,000	1,953,440
Mitani Shoji Co. Ltd.	480,300	12,187,452
Shinsho Corp.	350,000	645,908
Yuasa Trading Co. Ltd.	25,000	562,859
		39,786,470

TOTAL INDUSTRIALS		409,996,080

INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 2.5%
Cisco Systems, Inc.	2,000,000	47,580,000
HF Co. (a)	225,000	2,844,377
NETGEAR, Inc. (c)	1,350,000	50,449,500
Qualcomm, Inc.	1,050,000	47,607,000
		148,480,877
Electronic Equipment & Components - 1.8%
AAC Technology Holdings, Inc.	400,000	2,562,910
Daido Signal Co. Ltd.	125,000	357,195
Elematec Corp.	400,000	7,995,716
Ingram Micro, Inc. Class A	250,000	7,050,000
Insight Enterprises, Inc. (c)	1,000,000	23,630,000
Intelligent Digital Integrated Security Co. Ltd.	129,285	1,916,038
Lacroix SA (a)	376,493	7,791,635
Lumax International Corp. Ltd.	150,000	190,434
Macnica Fuji Electronics Holdings, Inc. (c)	2,520,000	31,073,279
Makus, Inc. (c)	200,000	543,265
Multi-Fineline Electronix, Inc. (c)	200,000	3,346,000
Redington India Ltd. (c)	600,000	920,388
Riken Kieki Co. Ltd.	500,000	5,020,429
Shibaura Electronics Co. Ltd.	233,200	3,231,055
Simplo Technology Co. Ltd.	2,000,000	6,024,959
VST Holdings Ltd.	20,463,300	3,707,043
		105,360,346
Internet Software & Services - 0.1%
AuFeminin.com SA (c)	125,018	3,144,525
F@N Communications, Inc. (b)	125,000	791,876
GMO Pepabo, Inc. (b)	45,000	1,590,669
Zappallas, Inc. (a)	1,100,000	3,896,625
		9,423,695
IT Services - 8.0%
Amdocs Ltd.	1,500,000	82,110,000
Calian Technologies Ltd.	307,800	3,517,652
Cognizant Technology Solutions Corp. Class A (c)	10,000	633,100
Computer Services, Inc.	5,000	185,000
Data#3 Ltd.	500,001	421,077
Dimerco Data System Corp.	295,000	193,593
DOCdata NV	65,000	70,058
eClerx Services Ltd.	133,333	2,780,779
Econocom Group SA	75,000	703,195
Estore Corp.	247,500	3,245,770
ManTech International Corp. Class A	500,000	14,415,000
Neurones	10,000	183,897
Nice Information & Telecom, Inc.	125,000	3,410,575
Persistent Systems Ltd.	100,000	981,418
Shinsegae Information & Communication Co. Ltd.	28,000	2,423,905
Societe Pour L'Informatique Industrielle SA	180,500	1,917,677
Sopra Steria Group	570,000	61,787,413
Syntel, Inc. (c)	160,000	7,574,400
Tessi SA(a)	199,798	29,036,898
The Western Union Co. (b)	14,158,300	252,584,072
TravelSky Technology Ltd. (H Shares)	350,000	534,536
Wipro Ltd.	1,000,000	8,323,424
		477,033,439
Semiconductors & Semiconductor Equipment - 0.2%
Alpha & Omega Semiconductor Ltd. (c)	875,000	8,356,250
e-LITECOM Co. Ltd.	50,000	594,565
MagnaChip Semiconductor Corp. (b)(c)	208,100	953,098
Miraial Co. Ltd. (a)	631,900	4,921,836
		14,825,749
Software - 0.8%
CEGID SA	50,000	2,713,861
Ebix, Inc. (b)	345,300	11,781,636
Globo PLC (c)	500,000	7
InfoVine Co. Ltd.	63,600	1,242,829
Justplanning, Inc.	50,000	301,457
KPIT Cummins Infosystems Ltd. (c)	1,600,000	3,397,801
KSK Co., Ltd.	121,900	1,072,760
Oracle Corp.	625,000	22,693,750
Uchida Esco Co. Ltd. (a)	295,900	2,219,891
Vitec Software Group AB	100,000	738,331
		46,162,323
Technology Hardware, Storage & Peripherals - 3.8%
Hewlett Packard Enterprise Co.	7,000,000	96,320,000
HP, Inc.	7,100,000	68,941,000
Lexmark International, Inc. Class A	400,000	11,284,000
Seagate Technology LLC	1,700,000	49,385,000
TPV Technology Ltd.	25,000,000	2,788,888
		228,718,888

TOTAL INFORMATION TECHNOLOGY		1,030,005,317

MATERIALS - 1.6%
Chemicals - 1.1%
C. Uyemura & Co. Ltd.	100,000	3,963,329
Chugoku Marine Paints Ltd.	350,000	2,437,606
Daishin-Chemical Co. Ltd.	225,000	2,034,311
FMC Corp.	5,000	178,600
Fuso Chemical Co. Ltd.	544,900	7,537,892
Hannong Chemicals, Inc. (a)	1,288,000	4,044,167
Kimoto Co. Ltd.	25,000	47,961
KPX Green Chemical Co. Ltd.	50,000	163,257
Robertet SA	1,000	260,337
Scientex Bhd	2,000,000	5,063,135
Soda Aromatic Co. Ltd.	100,000	685,177
T&K Toka Co. Ltd.	150,000	1,281,585
Tae Kyung Industrial Co. Ltd.	900,000	3,846,444
Toho Acetylene Co. Ltd.	40,000	244,549
Yara International ASA	850,000	32,223,288
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	100,000	214,802
		64,226,440
Construction Materials - 0.1%
Buzzi Unicem SpA	150,000	2,273,109
Mitani Sekisan Co. Ltd.	335,000	4,279,945
		6,553,054
Containers & Packaging - 0.0%
Chuoh Pack Industry Co. Ltd.	12,000	127,717
Metals & Mining - 0.4%
Alconix Corp.	6,000	72,280
Compania de Minas Buenaventura SA sponsored ADR (c)	350,000	1,400,000
Compass Minerals International, Inc.	10,000	748,500
Handy & Harman Ltd. (c)	100,000	1,702,000
Nippon Steel & Sumitomo Metal Corp.	52,500	941,026
Orvana Minerals Corp. (c)	50,000	4,105
Pacific Metals Co. Ltd. (b)(c)	7,000,000	17,234,424
Teck Resources Ltd. Class B (sub. vtg.) (b)	10,000	37,333
Tokyo Kohtetsu Co. Ltd.	307,900	1,594,597
		23,734,265

TOTAL MATERIALS		94,641,476

UTILITIES - 1.0%
Electric Utilities - 0.0%
Public Power Corp. of Greece	25,000	95,182
Gas Utilities - 1.0%
GAIL India Ltd.	5,400,000	29,463,413
Hokuriku Gas Co.	250,000	589,541
K&O Energy Group, Inc.	200,000	2,562,759
Kyungnam Energy Co. Ltd.	1,515,593	11,648,429
Seoul City Gas Co. Ltd.	75,000	5,471,007
YESCO Co. Ltd.	235,000	6,890,709
		56,625,858
Independent Power and Renewable Electricity Producers - 0.0%
Talen Energy Corp. (c)	25,000	178,750
Water Utilities - 0.0%
Manila Water Co., Inc.	500,000	255,229

TOTAL UTILITIES		57,155,019

TOTAL COMMON STOCKS
(Cost $4,866,539,751)		5,721,897,882

Nonconvertible Preferred Stocks - 0.1%
INDUSTRIALS - 0.0%
Machinery - 0.0%
Danieli & C. Officine Meccaniche SpA	10,000	144,086
MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	550,000	5,165,252
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $4,509,708)		5,309,338

Money Market Funds - 6.1%
Fidelity Cash Central Fund, 0.38% (f)	205,372,550	205,372,550
Fidelity Securities Lending Cash Central Fund, 0.42% (f)(g)	160,274,375	160,274,375
TOTAL MONEY MARKET FUNDS
(Cost $365,646,925)		365,646,925
TOTAL INVESTMENT PORTFOLIO - 101.8%
(Cost $5,236,696,384)		6,092,854,145
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(108,814,728)
NET ASSETS - 100%		$5,984,039,417

Security Type Abbreviations

ELS – Equity-Linked Security

Legend

 (a) Affiliated company

 (b) Security or a portion of the security is on loan at period end.

 (c) Non-income producing

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,569,777 or 0.0% of net assets.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $935,852 or 0.0% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Corus Entertainment, Inc.	1/27/16	$2,552,467

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$96,139
Fidelity Securities Lending Cash Central Fund	2,749,178
Total	$2,845,317

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Akka Technologies SA	$34,987,611	$--	$--	$--	$30,246,501
Amedisys, Inc.	119,982,500	--	13,571,862	--	86,376,076
Audika SA	9,692,056	--	9,547,398	--	--
CBIZ, Inc.	28,420,000	--	973,134	--	28,280,000
Chori Co. Ltd.	20,076,653	1,788,522	--	--	18,302,959
Daihatsu Diesel Manufacturing Co. Ltd.	19,679,219	--	--	--	18,444,021
Fuji Corp.	10,353,544	--	--	110,576	9,677,458
G-Tekt Corp.	20,859,725	1,594,310	--	269,849	30,455,798
Gendai Agency, Inc.	4,732,319	--	--	95,645	4,200,900
GMO Pepabo, Inc.	6,762,714	--	3,313,009	--	--
Gulfmark Offshore, Inc. Class A	4,684,566	16,436,928	--	--	9,528,060
Gwangju Shinsegae Co. Ltd.	26,593,119	136,144	--	86,756	20,530,622
Hannong Chemicals, Inc.	4,578,539	--	--	82,625	4,044,167
HF Co.	2,347,509	--	--	--	2,844,377
Lacroix SA	9,388,626	105,201	--	--	7,791,635
MegaStudy Co. Ltd.	11,310,303	--	--	568,152	11,624,603
MegaStudyEdu Co. Ltd.	13,289,122	--	--	--	10,124,057
Miraial Co. Ltd.	6,495,668	--	--	47,950	4,921,836
Nisshin Fudosan Co. Ltd.	8,957,921	--	--	--	8,580,657
Samyoung M-Tek Co. Ltd.	3,255,249	--	--	--	2,550,492
Sansei Co. Ltd.	855,287	84,228	--	--	992,742
Sapporo Drug Store Co. Ltd.	5,780,449	--	--	--	8,522,466
SIMPAC, Inc.	12,162,962	--	--	132,577	10,404,966
Swift Energy Co.	1,243,040	1,525,457	34,219	--	350,625
TBK Co. Ltd.	8,278,533	--	--	108,023	6,672,975
Tessi SA	21,697,056	--	--	--	29,036,898
Uchida Esco Co. Ltd.	2,936,676	--	--	--	2,219,891
W&T Offshore, Inc.	9,990,500	16,040,536	--	--	14,625,000
Yorozu Corp.	30,996,087	3,409,163	--	427,214	35,844,779
Zappallas, Inc.	5,280,994	--	--	--	3,896,625
Total	$465,668,547	$41,120,489	$27,439,622	$1,929,367	$421,091,186

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,596,581,112	$665,594,513	$930,986,599	$--
Consumer Staples	335,131,008	119,886,008	215,244,993	7
Energy	123,600,804	98,910,076	24,690,728	--
Financials	565,789,092	348,348,500	217,440,592	--
Health Care	1,508,997,974	1,385,166,208	123,831,766	--
Industrials	410,140,166	165,429,374	233,661,132	11,049,660
Information Technology	1,030,005,317	810,396,458	219,608,852	7
Materials	99,806,728	4,070,538	95,736,190	--
Utilities	57,155,019	178,750	56,976,269	--
Money Market Funds	365,646,925	365,646,925	--	--
Total Investments in Securities:	$6,092,854,145	$3,963,627,350	$2,118,177,121	$11,049,674

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$2,086,328,534
Level 2 to Level 1	$0

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	58.0%
Japan	15.0%
Korea (South)	6.1%
United Kingdom	3.9%
France	3.0%
Bermuda	1.6%
Netherlands	1.4%
Bailiwick of Guernsey	1.4%
Cayman Islands	1.2%
Italy	1.2%
Others (Individually Less Than 1%)	7.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $157,244,858) — See accompanying schedule: Unaffiliated issuers (cost $4,424,015,525)	$5,306,116,034
Fidelity Central Funds (cost $365,646,925)	365,646,925
Other affiliated issuers (cost $447,033,934)	421,091,186
Total Investments (cost $5,236,696,384)		$6,092,854,145
Foreign currency held at value (cost $10,539)		10,538
Receivable for investments sold		77,042,085
Receivable for fund shares sold		7,298,250
Dividends receivable		6,592,275
Distributions receivable from Fidelity Central Funds		418,181
Prepaid expenses		10,633
Other receivables		12,561
Total assets		6,184,238,668
Liabilities
Payable for investments purchased	$36,479,052
Accrued management fee	2,902,256
Other affiliated payables	434,062
Other payables and accrued expenses	109,506
Collateral on securities loaned, at value	160,274,375
Total liabilities		200,199,251
Net Assets		$5,984,039,417
Net Assets consist of:
Paid in capital		$5,279,981,996
Distributions in excess of net investment income		(183,099)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(151,740,424)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		855,980,944
Net Assets		$5,984,039,417
Series Intrinsic Opportunities:
Net Asset Value, offering price and redemption price per share ($2,391,272,544 ÷ 182,703,973 shares)		$13.09
Class F:
Net Asset Value, offering price and redemption price per share ($3,592,766,873 ÷ 274,331,432 shares)		$13.10

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2016 (Unaudited)
Investment Income
Dividends (including $1,929,367 earned from other affiliated issuers)		$53,157,549
Interest		39,934
Income from Fidelity Central Funds (including $2,749,178 from security lending)		2,845,317
Total income		56,042,800
Expenses
Management fee
Basic fee	$17,049,158
Performance adjustment	3,267,625
Transfer agent fees	2,053,356
Accounting and security lending fees	585,970
Custodian fees and expenses	263,635
Independent trustees' compensation	13,736
Audit	40,605
Legal	11,834
Miscellaneous	17,450
Total expenses before reductions	23,303,369
Expense reductions	(36,033)	23,267,336
Net investment income (loss)		32,775,464
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(143,537,162)
Other affiliated issuers	12,558,776
Foreign currency transactions	(448,316)
Total net realized gain (loss)		(131,426,702)
Change in net unrealized appreciation (depreciation) on: Investment securities	(633,728,114)
Assets and liabilities in foreign currencies	(110,873)
Total change in net unrealized appreciation (depreciation)		(633,838,987)
Net gain (loss)		(765,265,689)
Net increase (decrease) in net assets resulting from operations		$(732,490,225)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$32,775,464	$105,851,455
Net realized gain (loss)	(131,426,702)	266,458,420
Change in net unrealized appreciation (depreciation)	(633,838,987)	365,225,445
Net increase (decrease) in net assets resulting from operations	(732,490,225)	737,535,320
Distributions to shareholders from net investment income	(103,150,030)	(92,830,534)
Distributions to shareholders from net realized gain	(239,019,097)	(174,368,638)
Total distributions	(342,169,127)	(267,199,172)
Share transactions - net increase (decrease)	660,665,256	(27,470,226)
Total increase (decrease) in net assets	(413,994,096)	442,865,922
Net Assets
Beginning of period	6,398,033,513	5,955,167,591
End of period (including distributions in excess of net investment income of $183,099 and undistributed net investment income of $70,191,467, respectively)	$5,984,039,417	$6,398,033,513

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Intrinsic Opportunities Fund Series Intrinsic Opportunities

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$15.58	$14.47	$12.78	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.24C	.21	.12
Net realized and unrealized gain (loss)	(1.76)	1.49	1.84	2.69
Total from investment operations	(1.69)	1.73	2.05	2.81
Distributions from net investment income	(.23)	(.21)	(.15)	(.03)
Distributions from net realized gain	(.58)	(.42)	(.21)	–
Total distributions	(.80)D	(.62)E	(.36)	(.03)
Net asset value, end of period	$13.09	$15.58	$14.47	$12.78
Total ReturnF,G	(11.17)%	12.35%	16.35%	28.19%
Ratios to Average Net AssetsH,I
Expenses before reductions	.85%J	.82%	.81%	.81%J
Expenses net of fee waivers, if any	.85%J	.82%	.81%	.81%J
Expenses net of all reductions	.85%J	.82%	.81%	.79%J
Net investment income (loss)	.96%J	1.60%C	1.55%	1.58%J
Supplemental Data
Net assets, end of period (000 omitted)	$2,391,273	$2,619,363	$2,479,629	$1,995,564
Portfolio turnover rateK	16%J	10%	16%	7%J

 A For the period December 6, 2012 (commencement of operations) to July 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.18%.

 D Total distributions of $.80 per share is comprised of distributions from net investment income of $.228 and distributions from net realized gain of $.576 per share.

 E Total distributions of $.62 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.416 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Intrinsic Opportunities Fund Class F

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$15.60	$14.49	$12.80	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.26C	.24	.13
Net realized and unrealized gain (loss)	(1.75)	1.50	1.83	2.70
Total from investment operations	(1.67)	1.76	2.07	2.83
Distributions from net investment income	(.25)	(.23)	(.17)	(.03)
Distributions from net realized gain	(.58)	(.42)	(.21)	–
Total distributions	(.83)	(.65)	(.38)	(.03)
Net asset value, end of period	$13.10	$15.60	$14.49	$12.80
Total ReturnD,E	(11.07)%	12.52%	16.48%	28.40%
Ratios to Average Net AssetsF,G
Expenses before reductions	.68%H	.66%	.64%	.62%H
Expenses net of fee waivers, if any	.68%H	.66%	.64%	.62%H
Expenses net of all reductions	.68%H	.66%	.64%	.60%H
Net investment income (loss)	1.12%H	1.76%C	1.72%	1.77%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,592,767	$3,778,670	$3,475,538	$2,485,841
Portfolio turnover rateI	16%H	10%	16%	7%H

 A For the period December 6, 2012 (commencement of operations) to July 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.34%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2016

1. Organization.

Fidelity Series Intrinsic Opportunities Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Intrinsic Opportunities and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and passive foreign investment companies (PFIC).

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,492,904,038
Gross unrealized depreciation	(654,155,647)
Net unrealized appreciation (depreciation) on securities	$ 838,748,391
Tax cost	$5,254,105,754

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $677,218,399 and $488,054,858, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Series Intrinsic Opportunities as compared to its benchmark index, the Russell 3000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .65% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Intrinsic Opportunities. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Series Intrinsic Opportunities	$2,053,356.16

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $16,218 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,185 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,069,878. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $261,450 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $13,324 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $186.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $22,523.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2016	Year ended July 31, 2015
From net investment income
Series Intrinsic Opportunities	$39,337,484	$35,754,449
Class F	63,812,546	57,076,085
Total	$103,150,030	$92,830,534
From net realized gain
Series Intrinsic Opportunities	$97,447,233	$71,956,781
Class F	141,571,864	102,411,857
Total	$239,019,097	$174,368,638

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Series Intrinsic Opportunities
Shares sold	5,010,528	13,476,821	$70,953,827	$199,935,766
Reinvestment of distributions	9,698,211	7,472,157	136,784,717	107,711,230
Shares redeemed	(116,400)	(24,232,245)	(1,660,674)	(359,199,380)
Net increase (decrease)	14,592,339	(3,283,267)	$206,077,870	$(51,552,384)
Class F
Shares sold	17,625,408	33,246,823	$249,243,911	$491,760,653
Reinvestment of distributions	14,556,463	11,056,180	205,384,410	159,487,942
Shares redeemed	(2,785)	(42,029,736)	(40,935)	(627,166,437)
Net increase (decrease)	32,179,086	2,273,267	$454,587,386	$24,082,158

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2015 to January 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period-B August 1, 2015 to January 31, 2016
Series Intrinsic Opportunities	.85%
Actual		$1,000.00	$888.30	$4.03
Hypothetical-C		$1,000.00	$1,020.86	$4.32
Class F	.68%
Actual		$1,000.00	$889.30	$3.23
Hypothetical-C		$1,000.00	$1,021.72	$3.46

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

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O2T-SANN-0316
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Fidelity® Value Discovery Fund Semi-Annual Report January 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Johnson & Johnson	4.0	3.2
JPMorgan Chase & Co.	3.7	4.2
General Electric Co.	3.4	2.8
Berkshire Hathaway, Inc. Class B	3.1	2.9
Wells Fargo & Co.	3.1	3.5
Oracle Corp.	2.5	2.7
Chevron Corp.	2.5	2.4
Teva Pharmaceutical Industries Ltd. sponsored ADR	2.4	2.5
EMC Corp.	2.4	1.2
Allergan PLC	2.3	0.0
	29.4

Top Five Market Sectors as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.3	28.4
Information Technology	17.3	16.4
Health Care	17.0	12.1
Consumer Discretionary	10.4	10.1
Energy	9.6	8.2

Asset Allocation (% of fund's net assets)

As of January 31, 2016*
Stocks	99.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.8%

 * Foreign investments - 16.4%

As of July 31, 2015*
Stocks	92.7%
Short-Term Investments and Net Other Assets (Liabilities)	7.3%

 * Foreign investments - 15.7%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 10.4%
Auto Components - 0.5%
Hyundai Mobis	35,790	$7,716,141
Media - 8.2%
Cablevision Systems Corp. - NY Group Class A	367,700	11,733,307
CBS Corp. Class B	347,000	16,482,500
Corus Entertainment, Inc. (a)(b)	263,400	1,692,198
Corus Entertainment, Inc. Class B (non-vtg.) (c)	470,600	3,268,569
Discovery Communications, Inc. Class A (a)(c)	280,900	7,750,031
John Wiley & Sons, Inc. Class A	228,485	9,550,673
Starz Series A (a)	473,900	13,472,977
Time Warner Cable, Inc.	144,900	26,373,249
Twenty-First Century Fox, Inc. Class A	662,200	17,859,534
Viacom, Inc. Class B (non-vtg.)	505,100	23,052,764
		131,235,802
Multiline Retail - 0.5%
Macy's, Inc.	209,253	8,455,914
Specialty Retail - 0.9%
Bed Bath & Beyond, Inc. (a)	102,700	4,433,559
GNC Holdings, Inc.	374,006	10,475,908
		14,909,467
Textiles, Apparel & Luxury Goods - 0.3%
PVH Corp.	55,900	4,101,942

TOTAL CONSUMER DISCRETIONARY		166,419,266

CONSUMER STAPLES - 3.8%
Beverages - 0.8%
C&C Group PLC	2,534,335	9,860,550
SABMiller PLC	40,100	2,401,303
		12,261,853
Food & Staples Retailing - 1.9%
Rite Aid Corp. (a)	1,309,100	10,197,889
Wal-Mart Stores, Inc.	313,200	20,783,952
		30,981,841
Food Products - 1.1%
Seaboard Corp. (a)	2,724	7,836,948
The J.M. Smucker Co.	81,121	10,409,447
		18,246,395

TOTAL CONSUMER STAPLES		61,490,089

ENERGY - 9.6%
Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	402,500	17,512,775
BW Offshore Ltd.	17,549,100	4,316,611
National Oilwell Varco, Inc.	219,600	7,145,784
		28,975,170
Oil, Gas & Consumable Fuels - 7.8%
Chevron Corp.	461,381	39,895,615
Exxon Mobil Corp.	263,828	20,539,010
Niska Gas Storage Partners LLC (a)	642,162	2,183,351
Phillips 66 Co.	222,800	17,857,420
Suncor Energy, Inc.	867,500	20,546,542
Teekay Corp.	1,226,600	8,402,210
Teekay LNG Partners LP	700,409	8,068,712
Teekay Offshore Partners LP	1,683,067	7,607,463
		125,100,323

TOTAL ENERGY		154,075,493

FINANCIALS - 25.3%
Banks - 9.9%
JPMorgan Chase & Co.	999,741	59,484,590
Regions Financial Corp.	1,181,600	9,594,592
SunTrust Banks, Inc.	310,600	11,361,748
U.S. Bancorp	712,400	28,538,744
Wells Fargo & Co.	971,337	48,790,258
		157,769,932
Capital Markets - 0.9%
Goldman Sachs Group, Inc.	74,100	11,971,596
GP Investments Ltd. Class A (depositary receipt) (a)	1,157,500	2,254,344
		14,225,940
Consumer Finance - 2.8%
American Express Co.	166,000	8,881,000
Capital One Financial Corp.	298,982	19,619,199
Discover Financial Services	352,700	16,150,133
		44,650,332
Diversified Financial Services - 3.1%
Berkshire Hathaway, Inc. Class B (a)	387,731	50,315,852
Insurance - 5.2%
Allied World Assurance Co. Holdings AG	221,800	8,115,662
Allstate Corp.	247,800	15,016,680
Chubb Ltd.	155,500	17,582,385
FNF Group	295,020	9,552,748
FNFV Group (a)	390,433	3,662,262
Prudential PLC	454,205	8,923,395
The Travelers Companies, Inc.	186,713	19,985,760
		82,838,892
Real Estate Investment Trusts - 3.4%
American Capital Agency Corp.	918,399	15,677,071
Annaly Capital Management, Inc.	2,105,995	20,006,953
MFA Financial, Inc.	2,847,664	18,082,666
		53,766,690

TOTAL FINANCIALS		403,567,638

HEALTH CARE - 17.0%
Biotechnology - 2.1%
Amgen, Inc.	179,800	27,460,854
Baxalta, Inc.	98,400	3,936,984
Dyax Corp. rights 12/31/19	635,500	1,779,400
		33,177,238
Health Care Providers & Services - 4.8%
Aetna, Inc.	78,700	8,014,808
Anthem, Inc.	59,900	7,816,351
Cigna Corp.	153,300	20,480,880
Express Scripts Holding Co. (a)	242,101	17,399,799
Laboratory Corp. of America Holdings (a)	135,300	15,200,955
McKesson Corp.	46,400	7,469,472
		76,382,265
Pharmaceuticals - 10.1%
Allergan PLC (a)	126,800	36,065,724
Johnson & Johnson	611,608	63,876,335
Sanofi SA sponsored ADR	543,500	22,631,340
Teva Pharmaceutical Industries Ltd. sponsored ADR	633,568	38,951,761
		161,525,160

TOTAL HEALTH CARE		271,084,663

INDUSTRIALS - 8.8%
Aerospace & Defense - 2.0%
BWX Technologies, Inc.	451,000	13,502,940
Precision Castparts Corp.	7,100	1,668,145
United Technologies Corp.	194,300	17,038,167
		32,209,252
Industrial Conglomerates - 3.4%
General Electric Co.	1,847,200	53,753,520
Machinery - 1.7%
Deere & Co. (c)	349,390	26,906,524
Professional Services - 1.2%
Dun & Bradstreet Corp.	203,100	19,989,102
Trading Companies & Distributors - 0.5%
AerCap Holdings NV (a)	246,300	7,563,873

TOTAL INDUSTRIALS		140,422,271

INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 3.7%
Cisco Systems, Inc.	1,013,218	24,104,456
Harris Corp.	314,600	27,360,762
Juniper Networks, Inc.	341,500	8,059,400
		59,524,618
Electronic Equipment & Components - 0.5%
TE Connectivity Ltd.	144,302	8,248,302
Internet Software & Services - 1.6%
Alphabet, Inc. Class A	32,100	24,439,335
IT Services - 0.7%
The Western Union Co.	631,500	11,265,960
Software - 4.5%
Microsoft Corp.	425,624	23,447,626
Oracle Corp.	1,113,813	40,442,550
VMware, Inc. Class A (a)	171,600	7,850,700
		71,740,876
Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc.	155,400	15,126,636
EMC Corp.	1,548,700	38,361,299
Samsung Electronics Co. Ltd.	16,484	15,825,917
SanDisk Corp.	442,900	31,313,030
		100,626,882

TOTAL INFORMATION TECHNOLOGY		275,845,973

MATERIALS - 3.2%
Chemicals - 2.7%
CF Industries Holdings, Inc.	771,245	23,137,350
LyondellBasell Industries NV Class A	256,400	19,991,508
		43,128,858
Paper & Forest Products - 0.5%
Schweitzer-Mauduit International, Inc.	199,200	8,366,400

TOTAL MATERIALS		51,495,258

UTILITIES - 3.8%
Electric Utilities - 3.6%
American Electric Power Co., Inc.	222,500	13,565,825
Edison International	134,400	8,305,920
Exelon Corp.	786,700	23,262,719
Xcel Energy, Inc.	322,200	12,314,484
		57,448,948
Independent Power and Renewable Electricity Producers - 0.2%
Vivint Solar, Inc. (a)(c)	426,994	3,544,050

TOTAL UTILITIES		60,992,998

TOTAL COMMON STOCKS
(Cost $1,633,759,928)		1,585,393,649

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 0.38% (d)	43,830,536	43,830,536
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	13,520,050	13,520,050
TOTAL MONEY MARKET FUNDS
(Cost $57,350,586)		57,350,586
TOTAL INVESTMENT PORTFOLIO - 102.8%
(Cost $1,691,110,514)		1,642,744,235
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(44,980,846)
NET ASSETS - 100%		$1,597,763,389

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,692,198 or 0.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Corus Entertainment, Inc.	1/27/16	$1,680,800

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$100,947
Fidelity Securities Lending Cash Central Fund	57,711
Total	$158,658

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$166,419,266	$157,010,927	$9,408,339	$--
Consumer Staples	61,490,089	49,228,236	12,261,853	--
Energy	154,075,493	149,758,882	4,316,611	--
Financials	403,567,638	394,644,243	8,923,395	--
Health Care	271,084,663	269,305,263	--	1,779,400
Industrials	140,422,271	140,422,271	--	--
Information Technology	275,845,973	260,020,056	15,825,917	--
Materials	51,495,258	51,495,258	--	--
Utilities	60,992,998	60,992,998	--	--
Money Market Funds	57,350,586	57,350,586	--	--
Total Investments in Securities:	$1,642,744,235	$1,590,228,720	$50,736,115	$1,779,400

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$37,762,501
Level 2 to Level 1	$0

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.6%
Ireland	2.9%
Israel	2.4%
Switzerland	2.1%
Netherlands	1.8%
Canada	1.6%
Marshall Islands	1.5%
Korea (South)	1.5%
France	1.4%
Others (Individually Less Than 1%)	1.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $13,416,248) — See accompanying schedule: Unaffiliated issuers (cost $1,633,759,928)	$1,585,393,649
Fidelity Central Funds (cost $57,350,586)	57,350,586
Total Investments (cost $1,691,110,514)		$1,642,744,235
Cash		25,899
Receivable for investments sold		17,401,634
Receivable for fund shares sold		4,970,121
Dividends receivable		1,244,354
Distributions receivable from Fidelity Central Funds		34,846
Prepaid expenses		2,255
Other receivables		1,069
Total assets		1,666,424,413
Liabilities
Payable for investments purchased	$52,374,213
Payable for fund shares redeemed	1,515,777
Accrued management fee	863,844
Other affiliated payables	355,706
Other payables and accrued expenses	31,434
Collateral on securities loaned, at value	13,520,050
Total liabilities		68,661,024
Net Assets		$1,597,763,389
Net Assets consist of:
Paid in capital		$1,668,518,387
Distributions in excess of net investment income		(439,071)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(21,928,112)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(48,387,815)
Net Assets		$1,597,763,389
Value Discovery:
Net Asset Value, offering price and redemption price per share ($1,403,157,833 ÷ 63,537,531 shares)		$22.08
Class K:
Net Asset Value, offering price and redemption price per share ($194,605,556 ÷ 8,813,154 shares)		$22.08

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2016 (Unaudited)
Investment Income
Dividends		$18,298,206
Interest		160
Income from Fidelity Central Funds		158,658
Total income		18,457,024
Expenses
Management fee
Basic fee	$4,143,269
Performance adjustment	562,630
Transfer agent fees	1,585,771
Accounting and security lending fees	238,399
Custodian fees and expenses	19,482
Independent trustees' compensation	3,214
Registration fees	99,445
Audit	25,461
Legal	3,524
Miscellaneous	4,144
Total expenses before reductions	6,685,339
Expense reductions	(8,188)	6,677,151
Net investment income (loss)		11,779,873
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(18,253,304)
Foreign currency transactions	(14,274)
Futures contracts	(1,221,211)
Total net realized gain (loss)		(19,488,789)
Change in net unrealized appreciation (depreciation) on: Investment securities	(128,908,037)
Assets and liabilities in foreign currencies	(20,769)
Total change in net unrealized appreciation (depreciation)		(128,928,806)
Net gain (loss)		(148,417,595)
Net increase (decrease) in net assets resulting from operations		$(136,637,722)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,779,873	$30,842,320
Net realized gain (loss)	(19,488,789)	80,939,297
Change in net unrealized appreciation (depreciation)	(128,928,806)	(29,561,776)
Net increase (decrease) in net assets resulting from operations	(136,637,722)	82,219,841
Distributions to shareholders from net investment income	(29,737,484)	(12,741,013)
Distributions to shareholders from net realized gain	(18,889,095)	(667,082)
Total distributions	(48,626,579)	(13,408,095)
Share transactions - net increase (decrease)	381,144,983	532,057,756
Total increase (decrease) in net assets	195,880,682	600,869,502
Net Assets
Beginning of period	1,401,882,707	801,013,205
End of period (including distributions in excess of net investment income of $439,071 and undistributed net investment income of $17,518,540, respectively)	$1,597,763,389	$1,401,882,707

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Value Discovery Fund

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$24.99	$23.32	$19.93	$15.62	$14.98	$12.91
Income from Investment Operations
Net investment income (loss)A	.18	.66B	.31	.29	.22	.13
Net realized and unrealized gain (loss)	(2.30)	1.35	3.34	4.29	.57	2.13
Total from investment operations	(2.12)	2.01	3.65	4.58	.79	2.26
Distributions from net investment income	(.47)	(.32)	(.26)	(.27)	(.15)	(.19)
Distributions from net realized gain	(.32)	(.02)	–	–	–	–
Total distributions	(.79)	(.34)	(.26)	(.27)	(.15)	(.19)
Net asset value, end of period	$22.08	$24.99	$23.32	$19.93	$15.62	$14.98
Total ReturnC,D	(8.56)%	8.68%	18.52%	29.72%	5.43%	17.69%
Ratios to Average Net AssetsE,F
Expenses before reductions	.92%G	.84%	.80%	.74%	.87%	.80%
Expenses net of fee waivers, if any	.91%G	.84%	.80%	.74%	.87%	.80%
Expenses net of all reductions	.91%G	.84%	.80%	.73%	.87%	.79%
Net investment income (loss)	1.53%G	2.69%B	1.44%	1.66%	1.49%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$1,403,158	$1,205,423	$686,767	$454,974	$412,499	$540,644
Portfolio turnover rateH	33%G	45%	58%	55%	92%	59%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.26 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.62%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Value Discovery Fund Class K

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$24.99	$23.32	$19.93	$15.62	$14.99	$12.92
Income from Investment Operations
Net investment income (loss)A	.20	.69B	.34	.32	.25	.15
Net realized and unrealized gain (loss)	(2.29)	1.34	3.34	4.29	.56	2.14
Total from investment operations	(2.09)	2.03	3.68	4.61	.81	2.29
Distributions from net investment income	(.50)	(.34)	(.29)	(.30)	(.18)	(.22)
Distributions from net realized gain	(.32)	(.02)	–	–	–	–
Total distributions	(.82)	(.36)	(.29)	(.30)	(.18)	(.22)
Net asset value, end of period	$22.08	$24.99	$23.32	$19.93	$15.62	$14.99
Total ReturnC,D	(8.43)%	8.80%	18.71%	29.97%	5.59%	17.93%
Ratios to Average Net AssetsE,F
Expenses before reductions	.72%G	.71%	.66%	.57%	.68%	.61%
Expenses net of fee waivers, if any	.72%G	.71%	.66%	.57%	.68%	.61%
Expenses net of all reductions	.72%G	.71%	.66%	.56%	.68%	.60%
Net investment income (loss)	1.73%G	2.82%B	1.58%	1.83%	1.68%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$194,606	$196,460	$114,246	$71,212	$53,794	$41,562
Portfolio turnover rateH	33%G	45%	58%	55%	92%	59%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.26 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.75%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2016

1. Organization.

Fidelity Value Discovery Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Value Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2016, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, futures contracts, market discount, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$95,384,077
Gross unrealized depreciation	(146,767,274)
Net unrealized appreciation (depreciation) on securities	$(51,383,197)
Tax cost	$1,694,127,432

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $(1,221,211) related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $676,050,725 and $238,326,000, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Value Discovery as compared to its benchmark index, the Russell 3000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .62% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Value Discovery, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Value Discovery	$1,532,582.24
Class K	53,189.05
	$1,585,771

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10,903 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $984 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $57,711. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,116 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $146.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5,926.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2016	Year ended July 31, 2015
From net investment income
Value Discovery	$24,729,091	$10,957,309
Class K	5,008,393	1,783,704
Total	$29,737,484	$12,741,013
From net realized gain
Value Discovery	$15,694,244	$578,732
Class K	3,194,851	88,350
Total	$18,889,095	$667,082

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Value Discovery
Shares sold	20,049,502	26,910,446	$467,418,192	$658,668,681
Reinvestment of distributions	1,708,415	467,074	38,743,773	11,066,789
Shares redeemed	(6,459,124)	(8,583,679)	(148,374,515)	(211,736,756)
Net increase (decrease)	15,298,793	18,793,841	$357,787,450	$457,998,714
Class K
Shares sold	3,544,860	5,745,415	$80,602,805	$143,155,226
Reinvestment of distributions	361,938	79,062	8,203,244	1,872,054
Shares redeemed	(2,954,395)	(2,862,594)	(65,448,516)	(70,968,238)
Net increase (decrease)	952,403	2,961,883	$23,357,533	$74,059,042

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2015 to January 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period-B August 1, 2015 to January 31, 2016
Value Discovery	.91%
Actual		$1,000.00	$914.40	$4.38
Hypothetical-C		$1,000.00	$1,020.56	$4.62
Class K	.72%
Actual		$1,000.00	$915.70	$3.47
Hypothetical-C		$1,000.00	$1,021.52	$3.66

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

FVD-SANN-0316
1.783113.113

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Puritan Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust’s (the “Trust”) disclosure controls and procedures (as defined in

Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 25, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 25, 2016